STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND,
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND,
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND,
                       STANDISH TAX-SENSITIVE EQUITY FUND

                     Financial Statements for the Year Ended
                                 March 31, 2003

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                         SELECTED FINANCIAL INFORMATION
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 STANDISH
                                               MASSACHUSETTS    STANDISH      STANDISH
                                               INTERMEDIATE   INTERMEDIATE    SMALL CAP      STANDISH
                                                TAX EXEMPT     TAX EXEMPT   TAX-SENSITIVE  TAX-SENSITIVE
                                                 BOND FUND     BOND FUND     EQUITY FUND    EQUITY FUND
                                               -------------  ------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 22.52       $ 22.78        $ 22.53        $ 25.25
                                                  -------       -------        -------        -------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                      0.43          0.42          (0.04)          0.16
  Net realized and unrealized gain (loss) on
    investments                                     (0.24)        (0.13)         (0.05)          0.67
                                                  -------       -------        -------        -------
Total income (loss) from investment
  operations                                         0.19          0.29          (0.09)          0.83
                                                  -------       -------        -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (0.43)        (0.42)            --          (0.16)
  From net realized gain on investments             (0.03)        (0.03)            --             --
                                                  -------       -------        -------        -------
Total distributions to shareholders                 (0.46)        (0.45)            --          (0.16)
                                                  -------       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                    $ 22.25       $ 22.62        $ 22.44        $ 25.92
                                                  =======       =======        =======        =======
TOTAL RETURN+++                                      0.85%++       1.29%++       (0.44)%++       3.25%++
RATIOS:
  Expenses (to average daily net assets)*            0.65%+        0.65%+         1.00%+         0.75%+
  Net investment income (loss) (to average
    daily net assets)*                               3.88%+        3.75%+        (0.34)%+        1.19%+
  Portfolio Turnover                                   11%++         25%++         128%++          24%++
  Net Assets, End of Period (000's omitted)       $64,327       $78,999        $82,009        $13,859

-----------------

* The investment adviser voluntarily did not impose a portion of its fee for the Massachusetts Intermediate Tax Exempt Bond Fund, the Intermediate Tax Exempt Bond Fund, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Please refer to the Financial Highlights for additional disclosure regarding these ratios.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                MASSACHUSETTS                         SMALL CAP            TAX-
                                                 INTERMEDIATE      INTERMEDIATE          TAX-           SENSITIVE
                                                  TAX EXEMPT        TAX EXEMPT        SENSITIVE           EQUITY
                                                  BOND FUND         BOND FUND        EQUITY FUND           FUND
                                               ----------------  ----------------  ----------------  ----------------

ASSETS
  Investments, at value (Note 1A)*               $  63,738,263   $  78,282,433      $  96,744,269(1)   $  14,510,550(2)
  Cash                                                      --              --              1,789            157,315
  Receivable for investments sold                      923,000         890,363          1,203,724                 --
  Receivable for Fund shares sold                       30,590             500              2,833                 --
  Interest and dividends receivable                    910,401       1,061,331             46,848             28,264
  Prepaid expenses                                       7,036          15,214             16,168             10,732
                                                 -------------   -------------      -------------      -------------
    Total assets                                    65,609,290      80,249,841         98,015,631         14,706,861
LIABILITIES
  Payable for investments purchased                         --              --          2,286,904            204,000
  Payable for Fund shares redeemed                      60,899           6,692                 50                 --
  Distributions payable                                 87,434         112,686                 --                 --
  Payable upon return of securities loaned
    (Note 7)                                                --              --         13,686,554            621,000
  Payable for delayed delivery transactions
    (Note 8)                                         1,103,660       1,103,660                 --                 --
  Due to custodian                                          --             771                 --                 --
  Accrued accounting, custody and transfer
    agent fees                                           9,776           7,776             10,394              5,491
  Accrued trustees' fees and expenses (Note 2)           1,951           2,196              2,394                874
  Accrued expenses and other liabilities                18,571          17,268             20,200             16,132
                                                 -------------   -------------      -------------      -------------
    Total liabilities                                1,282,291       1,251,049         16,006,496            847,497
                                                 -------------   -------------      -------------      -------------
NET ASSETS                                       $  64,326,999   $  78,998,792      $  82,009,135      $  13,859,364
                                                 =============   =============      =============      =============
NET ASSETS CONSIST OF:
  Paid-in capital                                   60,630,999      74,007,344        112,903,357         17,377,439
  Accumulated net realized gain (loss)                 376,612         692,620        (32,478,070)        (2,534,021)
  Accumulated net investment income (loss)               1,160           9,152           (144,848)            73,559
  Net unrealized appreciation (depreciation)         3,318,228       4,289,676          1,728,696         (1,057,613)
                                                 -------------   -------------      -------------      -------------
TOTAL NET ASSETS                                 $  64,326,999   $  78,998,792      $  82,009,135      $  13,859,364
                                                 =============   =============      =============      =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING            2,890,868       3,492,223          3,655,099            534,772
                                                 =============   =============      =============      =============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                $       22.25   $       22.62      $       22.44      $       25.92
                                                 =============   =============      =============      =============
  *Identified cost of investments                $  60,420,035   $  73,992,757      $  95,015,573      $  15,568,163
                                                 =============   =============      =============      =============

-----------------

(1)  Including securities on loan of $13,129,605 (Note 7)
(2)  Including securities on loan of $604,420 (Note 7)

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               MASSACHUSETTS                 SMALL CAP         TAX-
                                               INTERMEDIATE   INTERMEDIATE     TAX-         SENSITIVE
                                                TAX EXEMPT     TAX EXEMPT    SENSITIVE        EQUITY
                                                 BOND FUND     BOND FUND    EQUITY FUND        FUND
                                               -------------  ------------  -----------     ---------
INVESTMENT INCOME (NOTE 1C)
  Interest income                               $ 1,445,573    $ 1,819,424  $    23,875(1)  $     2,400(2)
  Dividend income                                        --             --      254,018         137,860
                                                -----------    -----------  -----------     -----------
    Total investment income                       1,445,573      1,819,424      277,893         140,260
EXPENSES
  Investment advisory fee (Note 2)                  127,666        165,378      338,192          36,062
  Accounting, custody and transfer agent fees        54,828         59,061       61,879          28,613
  Legal and audit services                           19,506         18,851       23,800          15,640
  Registration fees                                   2,064         10,845       12,087           8,598
  Insurance expense                                   7,049          8,032        8,032           4,333
  Trustees' fees and expenses (Note 2)                4,805          5,477        6,147           1,668
  Miscellaneous                                       6,483          7,153        8,786           5,185
                                                -----------    -----------  -----------     -----------
    Total expenses                                  222,401        274,797      458,923         100,099
  Waiver of investment advisory fee (Note 2)        (14,942)        (6,113)     (36,182)        (36,062)
  Reimbursement of Fund operating expenses               --             --           --          (9,943)
                                                -----------    -----------  -----------     -----------
    Total expense deductions                        (14,942)        (6,113)     (36,182)        (46,005)
                                                -----------    -----------  -----------     -----------
      Net expenses                                  207,459        268,684      422,741          54,094
                                                -----------    -----------  -----------     -----------
        Net investment income (loss)              1,238,114      1,550,740     (144,848)         86,166
                                                -----------    -----------  -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                376,610        692,622   (5,163,604)       (821,169)
    Financial futures contracts                          --             --      (48,245)             --
                                                -----------    -----------  -----------     -----------
      Net realized gain (loss)                      376,610        692,622   (5,211,849)       (821,169)
  Change in unrealized appreciation
    (depreciation)
    Investment securities                        (1,084,258)    (1,069,313)   4,831,615       1,158,650
    Financial futures contracts                          --             --      148,822              --
                                                -----------    -----------  -----------     -----------
      Change in net unrealized appreciation
        (depreciation)                           (1,084,258)    (1,069,313)   4,980,437       1,158,650
                                                -----------    -----------  -----------     -----------
    Net realized and unrealized gain (loss)        (707,648)      (376,691)    (231,412)        337,481
                                                -----------    -----------  -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                    $   530,466    $ 1,174,049  $  (376,260)    $   423,647
                                                ===========    ===========  ===========     ===========

-----------------

(1)  Including securities lending income of $17,299 (Note 7)
(2)  Including securities lending income of $632 (Note 7)

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003        YEAR ENDED
                                                            (UNAUDITED)     SEPTEMBER 30, 2002
                                                         -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                     $ 1,238,114        $ 2,606,342
  Net realized gain                                             376,610             88,542
  Change in net unrealized appreciation (depreciation)       (1,084,258)         1,791,653
                                                            -----------        -----------
  Net increase in net assets from investment operations         530,466          4,486,537
                                                            -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                 (1,238,114)        (2,606,362)
  From net realized gains on investments                        (76,445)                --
                                                            -----------        -----------
  Total distributions to shareholders                        (1,314,559)        (2,606,362)
                                                            -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            2,593,140          5,060,578
  Value of shares issued to shareholders in payment of
    distributions declared                                      768,192          1,410,185
  Cost of shares redeemed                                    (3,975,995)        (6,870,952)
                                                            -----------        -----------
  Net decrease in net assets from Fund share
    transactions                                               (614,663)          (400,189)
                                                            -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (1,398,756)         1,479,986
NET ASSETS
  At beginning of period                                     65,725,755         64,245,769
                                                            -----------        -----------
  At end of period (including undistributed net
    investment income of $1,160 and $1,160)                 $64,326,999        $65,725,755
                                                            ===========        ===========

    The accompanying notes are an integral part of the financial statements.


                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003        YEAR ENDED
                                                            (UNAUDITED)     SEPTEMBER 30, 2002
                                                         -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  1,550,740        $  3,359,933
  Net realized gain                                             692,622             378,753
  Change in net unrealized appreciation (depreciation)       (1,069,313)          2,447,146
                                                           ------------        ------------
  Net increase in net assets from investment operations       1,174,049           6,185,832
                                                           ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                 (1,550,431)         (3,358,682)
  From net realized gains on investments                       (102,667)                 --
                                                           ------------        ------------
  Total distributions to shareholders                        (1,653,098)         (3,358,682)
                                                           ------------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           17,935,139          13,610,240
  Value of shares issued to shareholders in payment of
    distributions declared                                      872,935           1,525,643
  Cost of shares redeemed                                   (21,491,906)        (18,158,984)
                                                           ------------        ------------
  Net decrease in net assets from Fund share
    transactions                                             (2,683,832)         (3,023,101)
                                                           ------------        ------------
TOTAL DECREASE IN NET ASSETS                                 (3,162,881)           (195,951)
NET ASSETS
  At beginning of period                                     82,161,673          82,357,624
                                                           ------------        ------------
  At end of period (including undistributed net
    investment income of $9,152 and $8,843)                $ 78,998,792        $ 82,161,673
                                                           ============        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003        YEAR ENDED
                                                            (UNAUDITED)     SEPTEMBER 30, 2002
                                                         -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                       $  (144,848)       $   (443,507)
  Net realized loss                                          (5,211,849)        (22,310,918)
  Change in net unrealized appreciation (depreciation)        4,980,437           7,793,117
                                                            -----------        ------------
  Net decrease in net assets from investment operations        (376,260)        (14,961,308)
                                                            -----------        ------------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            9,483,528          44,907,905
  Cost of shares redeemed                                    (9,567,471)        (29,187,786)
                                                            -----------        ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                                (83,943)         15,720,119
                                                            -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (460,203)            758,811
NET ASSETS
  At beginning of period                                     82,469,338          81,710,527
                                                            -----------        ------------
  At end of period (including accumulated net
    investment loss of $144,848 and $0)                     $82,009,135        $ 82,469,338
                                                            ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003        YEAR ENDED
                                                            (UNAUDITED)     SEPTEMBER 30, 2002
                                                         -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                     $    86,166        $    185,190
  Net realized gain (loss)                                     (821,169)            111,669
  Change in net unrealized appreciation (depreciation)        1,158,650          (3,494,364)
                                                            -----------        ------------
  Net increase (decrease) in net assets from investment
    operations                                                  423,647          (3,197,505)
                                                            -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                    (86,826)           (145,238)
                                                            -----------        ------------
  Total distributions to shareholders                           (86,826)           (145,238)
                                                            -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            1,633,100           2,138,826
  Value of shares issued to shareholders in payment of
    distributions declared                                       66,212             120,585
  Cost of shares redeemed                                    (1,461,398)         (9,336,571)
                                                            -----------        ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                                237,914          (7,077,160)
                                                            -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         574,735         (10,419,903)
NET ASSETS
  At beginning of period                                     13,284,629          23,704,532
                                                            -----------        ------------
  At end of period (including undistributed net
    investment income of $73,559 and $74,219)               $13,859,364        $ 13,284,629
                                                            ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                            MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                               2003       ----------------------------------------------------------
                                           (UNAUDITED)       2002        2001        2000        1999        1998
                                          --------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 22.52       $ 21.89     $ 20.89     $ 20.85     $ 21.78     $ 21.18
                                             -------       -------     -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*(1)                     0.43          0.88        0.91        0.92        0.90        0.94
  Net realized and unrealized gain
    (loss) on investments                      (0.24)         0.63        1.00        0.04       (0.93)       0.60
                                             -------       -------     -------     -------     -------     -------
Total from investment operations                0.19          1.51        1.91        0.96       (0.03)       1.54
                                             -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.43)        (0.88)      (0.91)      (0.92)      (0.90)      (0.94)
  From net realized gain on investments        (0.03)           --          --          --          --          --
                                             -------       -------     -------     -------     -------     -------
Total distributions to shareholders            (0.46)        (0.88)      (0.91)      (0.92)      (0.90)      (0.94)
                                             -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD               $ 22.25       $ 22.52     $ 21.89     $ 20.89     $ 20.85     $ 21.78
                                             =======       =======     =======     =======     =======     =======
TOTAL RETURN+++                                 0.85%++       7.09%       9.32%       4.72%      (0.18)%      7.45%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.65%+        0.65%       0.65%       0.65%       0.65%       0.65%
  Net Investment Income (to average
    daily net assets)*                          3.88%+        4.01%       4.23%       4.43%       4.19%       4.40%
  Portfolio Turnover                              11%++         13%         22%         23%         22%         19%
  Net Assets, End of Period (000's
    omitted)                                 $64,327       $65,726     $64,246     $64,340     $63,005     $53,600

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)           $  0.42       $  0.87     $  0.91         N/A         N/A     $  0.92
Ratios (to average daily net assets):
  Expenses                                      0.70%+        0.68%       0.65%        N/A         N/A        0.77%
  Net investment income                         3.83%+        3.98%       4.23%        N/A         N/A        4.28%

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                            MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                               2003       ----------------------------------------------------------
                                           (UNAUDITED)       2002        2001        2000        1999        1998
                                          --------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 22.78       $ 22.04     $ 21.11     $ 21.11     $ 22.30     $ 21.78
                                             -------       -------     -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.42(1)       0.90(1)     0.93(1)     0.95(1)     0.92(1)     0.96
  Net realized and unrealized gain
    (loss) on investments                      (0.13)         0.74        0.93        0.06       (0.99)       0.58
                                             -------       -------     -------     -------     -------     -------
Total from investment operations                0.29          1.64        1.86        1.01       (0.07)       1.54
                                             -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.42)        (0.90)      (0.93)      (0.95)      (0.92)      (0.96)
  From net realized gain on investments        (0.03)           --          --       (0.06)      (0.20)      (0.06)
                                             -------       -------     -------     -------     -------     -------
Total distributions to shareholders            (0.45)        (0.90)      (0.93)      (1.01)      (1.12)      (1.02)
                                             -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD               $ 22.62       $ 22.78     $ 22.04     $ 21.11     $ 21.11     $ 22.30
                                             =======       =======     =======     =======     =======     =======
TOTAL RETURN+++                                 1.29%++       7.65%       9.00%       4.91%      (0.33)%      7.24%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.65%+        0.65%       0.62%       0.64%       0.63%       0.65%
  Net Investment Income (to average
    daily net assets)*                          3.75%+        4.09%       4.30%       4.54%       4.24%       4.37%
  Portfolio Turnover                              25%++         17%         43%         28%         43%         29%
  Net Assets, End of Period (000's
    omitted)                                 $78,999       $82,162     $82,358     $79,329     $81,918     $78,579

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share              $  0.42(1)    $  0.90(1)      N/A         N/A         N/A     $  0.95
Ratios (to average daily net assets):
  Expenses                                      0.66%+        0.66%        N/A         N/A         N/A        0.69%
  Net investment income                         3.74%+        4.08%        N/A         N/A         N/A        4.33%

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                            MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2003       ------------------------------------------------------------
                                           (UNAUDITED)       2002        2001        2000         1999         1998
                                          --------------  ----------  ----------  -----------  -----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 22.53       $ 26.23     $ 63.32     $  40.70     $  25.89     $ 32.61
                                             -------       -------     -------     --------     --------     -------
FROM INVESTMENT OPERATIONS:
  Net investment loss*(1)                      (0.04)        (0.13)      (0.20)       (0.39)       (0.21)      (0.15)
  Net realized and unrealized gain
    (loss) on investments                      (0.05)        (3.57)(2)   (28.28)      33.65        15.02       (6.42)
                                             -------       -------     -------     --------     --------     -------
Total from investment operations               (0.09)        (3.70)     (28.48)       33.26        14.81       (6.57)
                                             -------       -------     -------     --------     --------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      --            --          --           --           --       (0.01)
  From net realized gain on investments           --            --       (8.61)      (10.64)          --       (0.14)
                                             -------       -------     -------     --------     --------     -------
Total distributions to shareholders               --            --       (8.61)      (10.64)          --       (0.15)
                                             -------       -------     -------     --------     --------     -------
NET ASSET VALUE, END OF PERIOD               $ 22.44       $ 22.53     $ 26.23     $  63.32     $  40.70     $ 25.89
                                             =======       =======     =======     ========     ========     =======
TOTAL RETURN+++                                (0.44)%++    (14.11)%    (49.81)%      86.20%       57.03%     (20.16)%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    1.00%+        1.00%       1.00%        0.87%        0.78%       0.75%
  Net Investment Loss (to average daily
    net assets)*                               (0.34)%+      (0.47)%     (0.54)%      (0.60)%      (0.60)%     (0.51)%
  Portfolio Turnover                             128%++        241%        174%         182%         168%        102%
  Net Assets, End of Period (000's
    omitted)                                 $82,009       $82,469     $81,711     $215,201     $143,075     $66,458

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment loss per share(1)             $ (0.05)      $ (0.15)    $ (0.21)         N/A     $  (0.22)    $ (0.22)
Ratios (to average daily net assets):
  Expenses                                      1.09%+        1.08%       1.04%         N/A         0.79%       0.97%
  Net investment loss                          (0.43)%+      (0.55)%     (0.58)%        N/A        (0.61)%     (0.73)%

(1)  Calculated based on average shares outstanding.
(2)  Amount includes securities litigation proceeds received by the Fund for
     $0.02.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                            MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                               2003       ----------------------------------------------------------
                                           (UNAUDITED)       2002        2001        2000        1999        1998
                                          --------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 25.25       $ 32.29     $ 41.18     $ 36.99     $ 32.50     $ 35.24
                                             -------       -------     -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*(1)                     0.16          0.31        0.30        0.31        0.22        0.29
  Net realized and unrealized gain
    (loss) on investments                       0.67         (7.10)      (8.86)       4.12        4.49       (2.77)
                                             -------       -------     -------     -------     -------     -------
Total from investment operations                0.83         (6.79)      (8.56)       4.43        4.71       (2.48)
                                             -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.16)        (0.25)      (0.33)      (0.24)      (0.22)      (0.26)
                                             -------       -------     -------     -------     -------     -------
Total distributions to shareholders            (0.16)        (0.25)      (0.33)      (0.24)      (0.22)      (0.26)
                                             -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD               $ 25.92       $ 25.25     $ 32.29     $ 41.18     $ 36.99     $ 32.50
                                             =======       =======     =======     =======     =======     =======
TOTAL RETURN+++                                 3.25%++     (21.25)%    (20.92)%     12.00%      14.46%      (7.13)%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.75%+        0.75%       0.75%       0.54%       0.50%       0.50%
  Net Investment Income (to average
    daily net assets)*                          1.19%+        0.95%       0.78%       0.79%       0.59%       0.78%
  Portfolio Turnover                              24%++         18%         38%         50%         50%         33%
  Net Assets, End of Period (000's
    omitted)                                 $13,859       $13,285     $23,705     $31,682     $29,569     $31,659

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)           $  0.08       $  0.15     $  0.22     $  0.15     $  0.09     $  0.09
Ratios (to average daily net assets):
  Expenses                                      1.39%+        1.24%       0.96%       0.95%       0.85%       1.05%
  Net investment income                         0.55%+        0.46%       0.57%       0.38%       0.24%       0.23%

(1)  Calcuated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
BONDS -- 99.1%
GENERAL OBLIGATIONS -- 20.4%
Brockton MA State Qualified                     5.650% 12/15/2004  $ 300,000  $   319,875
Commonwealth of Massachusetts#                  5.000% 12/01/2007  1,000,000    1,106,250
Commonwealth of Massachusetts                   5.000% 12/01/2009    500,000      558,750
Commonwealth of Massachusetts                   5.000% 12/01/2010    500,000      555,000
Commonwealth of Massachusetts NCL               5.500% 12/01/2011  2,250,000    2,570,625
Commonwealth of Massachusetts NCL               5.750% 10/01/2007    500,000      571,875
Commonwealth of Massachusetts NCL               6.000% 11/01/2011    850,000    1,001,937
Commonwealth of Massachusetts Prerefunded       6.000% 06/01/2014  1,000,000    1,181,250
Commonwealth of Massachusetts
  Prerefunded-Series A                          7.500% 06/01/2004    320,000      336,934
Commonwealth of Massachusetts-Series A          7.500% 06/01/2004    140,000      141,435
Commonwealth of Massachusetts-Series C          5.250% 08/01/2009    835,000      934,156
Mass Bay Transportation Authority               7.000% 03/01/2011  1,000,000    1,235,000
Mass College Building Authority                 7.500% 05/01/2006    500,000      583,750
Mass College Building Authority                 7.500% 05/01/2007    450,000      539,437
Mass College Building Authority                 7.500% 05/01/2008    250,000      306,875
University of Mass Building Authority State
  Guarantee                                     6.625% 05/01/2007  1,000,000    1,170,000
                                                                              -----------
Total General Obligations (Cost $12,406,302)                                   13,113,149
                                                                              -----------
GOVERNMENT BACKED -- 5.2%
Brockton MA State Qualified                     6.125% 06/15/2018    250,000      257,512
Commonwealth of Massachusetts NCL-Series B      6.500% 08/01/2008    550,000      658,625
Commonwealth of Massachusetts-Series A          7.500% 06/01/2004     25,000       26,844
Mass HEFA Melrose Wakefield Hospital            6.350% 07/01/2006    310,000      316,606
Mass HEFA Youville Hospital FHA
  Prerefunded-Series B                          6.125% 02/15/2015    385,000      409,367
Mass IFA Brooks School Prerefunded              5.600% 07/01/2005    245,000      252,566
Mass Wholesale Electric MBIA Prerefunded        5.000% 07/01/2012  1,000,000    1,067,500
Puerto Rico Commonwealth Aqueduct & Sewer
  Authority FSA Prerefunded-Series A            9.000% 07/01/2009    320,000      361,200
                                                                              -----------
Total Government Backed (Cost $3,243,868)                                       3,350,220
                                                                              -----------
HOUSING REVENUE -- 3.7%
Mass HFA Multi-Family Unit FNMA                 6.250% 11/15/2012  1,000,000    1,026,010
Mass HFA Multi-Family Unit FNMA                 6.300% 10/01/2013     50,000       51,062
Mass HFA Residential Development FNMA           5.600% 05/15/2004    250,000      256,312
Mass HFA Residential Development FNMA           6.250% 11/15/2012  1,000,000    1,026,010
                                                                              -----------
Total Housing Revenue (Cost $2,340,745)                                         2,359,394
                                                                              -----------
INDUSTRIAL DEVELOPMENT -- 2.2%
Boston MA Industrial Development Financing
  Authority AMT                                 7.375% 05/15/2015    865,000      871,029
Mass DFA Waste Management Resource Recovery     6.900% 12/01/2029    500,000      541,875
                                                                              -----------
Total Industrial Development (Cost $1,380,837)                                  1,412,904
                                                                              -----------
INSURED BOND -- 35.1%
Commonwealth of Massachusetts AMBAC NCL AMT     5.750% 08/01/2010  1,500,000    1,736,250
Commonwealth of Massachusetts AMBAC NCL AMT     5.750% 08/01/2010  1,000,000    1,157,500
Commonwealth of Massachusetts MBIA NCL          5.500% 11/01/2012    685,000      785,181
Commonwealth of Massachusetts-Series B
  MBIA-IBC NCL                                  5.750% 06/01/2009  1,000,000    1,152,500

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
INSURED BOND (CONTINUED)
Holyoke MA FSA                                  6.000% 06/15/2007  $ 500,000  $   575,625
Mass Bay Transportation Authority FGIC          5.500% 03/01/2011    300,000      340,875
Mass Bay Transportation Authority FGIC          5.500% 03/01/2012    700,000      796,250
Mass Bay Transportation Authority FGIC          7.000% 03/01/2011  1,055,000    1,306,881
Mass Bay Transportation Authority FGIC          7.000% 03/01/2014    900,000    1,132,875
Mass DFA Curry College ACA                      4.100% 03/01/2004     45,000       46,005
Mass DFA May Institute Asset Guaranty           5.500% 09/01/2003    265,000      269,767
Mass DFA May Institute Asset Guaranty           5.500% 09/01/2004    280,000      295,750
Mass DFA May Institute Asset Guaranty           5.500% 09/01/2005    175,000      190,531
Mass HEFA Cape Cod Healthcare Asset Guaranty    5.250% 11/15/2012    600,000      652,500
Mass HEFA Mass Eye and Ear ACA                  5.000% 07/01/2005    660,000      695,475
Mass HEFA Partners FSA                          5.500% 07/01/2007    635,000      712,788
Mass HFA Multi-Family Unit MBIA NCL             5.550% 12/01/2004    500,000      524,375
Mass Port Authority MBIA NCL                    5.750% 07/01/2012  1,000,000    1,152,500
Mass Port Authority MBIA NCL AMT                5.750% 07/01/2007    500,000      558,750
Mass Water Resource Authority FGIC NCL          6.000% 11/01/2006    800,000      914,000
Mass Water Resource Authority MBIA NCL          5.500% 08/01/2011  1,000,000    1,145,000
Mass Wholesale Electric MBIA NCL                5.000% 07/01/2010  1,000,000    1,098,750
Mass Wholesale Electric MBIA NCL                5.500% 07/01/2009    850,000      963,688
Pittsfield MA MBIA NCL                          5.000% 04/15/2012    250,000      277,188
Puerto Rico Commonwealth FSA                    5.500% 07/01/2012  1,400,000    1,624,000
Puerto Rico Commonwealth Highway &
  Transportation Authority MBIA                 5.500% 07/01/2013  1,140,000    1,320,975
Route 3 Mass Transportation Improvement
  Authority MBIA NCL                            5.500% 06/15/2009    500,000      572,500
Worcester MA FSA NCL                            5.500% 04/01/2010    500,000      571,250
                                                                              -----------
Total Insured Bond (Cost $21,067,007)                                          22,569,729
                                                                              -----------
LEASE REVENUE -- 1.3%
Puerto Rico Housing Bank Appropriation          5.125% 12/01/2005    750,000      805,313
                                                                              -----------
Total Lease Revenue (Cost $746,698)                                               805,313
                                                                              -----------
LOC -- 1.2%
Boston MA IFA LOC: Bank of New York             5.875% 04/01/2030    440,000      473,550
Mass IFA Amesbury LOC: Citizens Bank AMT        5.910% 09/01/2005    281,250      298,828
                                                                              -----------
Total LOC (Cost $721,250)                                                         772,378
                                                                              -----------
REVENUE BONDS -- 23.2%
Mass Bay Transportation Authority Sales Tax
  Revenue                                       5.250% 07/01/2010  1,100,000    1,240,250
Mass DFA Biomedical Research                    6.000% 08/01/2011    550,000      621,500
Mass DFA Boston University(a)                   1.060% 10/01/2042    700,000      700,000
Mass DFA Massachusetts College of Pharmacy      5.750% 07/01/2006    280,000      304,850
Mass DFA Massachusetts College of Pharmacy
  and Allied Health Sciences NCL                5.000% 07/01/2009    425,000      451,031
Mass DFA Williston School AMT                   6.000% 10/01/2013    445,000      454,456
Mass HEFA Amherst College NCL                   6.000% 11/01/2005    510,000      567,375
Mass HEFA Baystate Medical Center NCL           5.000% 07/01/2010    250,000      265,938
Mass HEFA Cape Cod Healthcare                   5.125% 11/15/2009    600,000      629,250
Mass HEFA Caritas Christi NCL                   5.500% 07/01/2005    500,000      526,250
Mass HEFA Central New England Health Systems    5.750% 08/01/2003     95,000       95,252

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
REVENUE BONDS (CONTINUED)
Mass HEFA Dana Farber Cancer Institute          6.500% 12/01/2006  $ 650,000  $   728,813
Mass HEFA Milford Hospital NCL                  5.250% 07/15/2007    600,000      628,500
Mass HEFA No. Adams Regional Hospital           6.750% 07/01/2009    600,000      598,500
Mass HEFA Partners HealthCare                   5.000% 07/01/2009    325,000      355,875
Mass IFA Berkshire Retirement Development(a)    6.000% 07/01/2018    530,000      533,631
Mass IFA Springfield College                    5.625% 09/15/2010    750,000      771,285
Mass IFA Wentworth Institute                    5.050% 10/01/2005    290,000      309,575
Mass Port Authority                             5.750% 07/01/2012    700,000      791,875
Mass Port Authority                             6.000% 07/01/2011  1,000,000    1,127,500
Mass Water Resource Authority NCL               6.500% 07/15/2009  1,000,000    1,198,750
New England Education Loan Marketing Corp.
  NCL                                           5.700% 07/01/2005  1,000,000    1,088,750
Puerto Rico Industrial Tour Ed Anamendez
  University                                    5.000% 02/01/2005    250,000      262,500
Puerto Rico Industrial Tour Ed Anamendez
  University                                    5.000% 02/01/2006    650,000      697,125
                                                                              -----------
Total Revenue Bonds (Cost $14,385,464)                                         14,948,831
                                                                              -----------
SPECIAL REVENUES -- 6.8%
Foxborough MA Stadium                           5.750% 06/01/2011  1,050,000    1,211,438
Mass Special Obligation NCL                     5.375% 06/01/2011    850,000      962,625
Mass Special Obligation NCL                     5.500% 06/01/2013  1,000,000    1,146,250
Virgin Islands Public Finance Authority         5.625% 10/01/2010  1,000,000    1,066,250
                                                                              -----------
Total Special Revenues (Cost $4,108,082)                                        4,386,563
                                                                              -----------
TOTAL BONDS (COST $60,400,253)                                                 63,718,481
                                                                              -----------

SHORT-TERM INVESTMENTS -- 0.0%
REPURCHASE AGREEMENTS -- 0.0%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/03,
with a maturity value of $19,782 and an effective yield of 0.35%, collateralized by a U.S. Government Obligation with a maturity
date of 06/26/03 and a market value of $29,931.                                    19,782
                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $19,782)                                        19,782
                                                                              -----------

TOTAL INVESTMENTS -- 99.1% (COST
 $60,420,035)                             $  63,738,263
OTHER ASSETS, LESS LIABILITIES -- 0.9%          588,736
                                          -------------
NET ASSETS -- 100.0%                      $  64,326,999
                                          =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Holdings, Inc.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
DFA - Development Finance Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC - Insured Bond Certificate
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable

#    Delayed delivery contract.
(a) Variable Rate Security; rate indicated is as of 3/31/03. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
BONDS -- 97.4%
GENERAL OBLIGATIONS -- 17.8%
Alpine UT School District                       5.000% 03/15/2011  $  25,000  $    27,000
California State NCL                            5.000% 03/01/2008  1,000,000    1,092,500
California State NCL                            5.000% 03/01/2009    500,000      545,000
California State NCL                            5.000% 10/01/2009  1,250,000    1,373,437
California State NCL                            6.600% 02/01/2009  1,000,000    1,170,000
Commonwealth of Massachusetts#                  5.000% 12/01/2007  1,000,000    1,106,250
Commonwealth of Massachusetts
  Prerefunded-Series A                          7.500% 06/01/2004    130,000      136,880
Commonwealth of Massachusetts-Series A          7.500% 06/01/2004     70,000       70,717
District of Columbia NCL                        5.800% 06/01/2004    210,000      219,187
Goose Creek TX Independent School District      7.000% 08/15/2009    600,000      738,000
Grand Central NY District Management            5.000% 01/01/2006     25,000       26,045
Harris County TX NCL                            5.250% 08/15/2009  1,000,000    1,130,000
Honolulu HI City & County                       5.400% 09/27/2007    500,000      566,250
McKinney TX Independent School District Asset
  Guarantee NCL                                 6.000% 02/15/2007    500,000      568,125
New York NY NCL                                 5.000% 08/01/2006    700,000      754,250
New York NY NCL                                 5.500% 08/15/2008  1,000,000    1,106,250
New York NY NCL                                 5.500% 08/01/2010  1,000,000    1,096,250
New York NY NCL                                 6.500% 03/15/2005  1,000,000    1,082,500
New York State NCL                              5.000% 03/01/2005     15,000       15,975
Northeast TX Independent School District NCL    7.000% 02/01/2009  1,000,000    1,212,500
                                                                              -----------
Total General Obligations (Cost $13,536,197)                                   14,037,116
                                                                              -----------
GOVERNMENT BACKED -- 6.5%
Commonwealth of Massachusetts-Series A          7.500% 06/01/2004      5,000        5,369
District of Columbia NCL                        5.800% 06/01/2004     40,000       42,200
District of Columbia Prerefunded MBIA NCL       5.750% 06/01/2010     10,000       11,650
District of Columbia Prerefunded MBIA NCL       6.000% 06/01/2011    440,000      521,400
Long Beach CA Aquarium of the Pacific Revenue   5.750% 07/01/2005    200,000      210,500
Mashantucket CT Western Pequot                  6.500% 09/01/2005    995,000    1,116,887
Met Govt Nashville & Davidson TN Industrial
  Development Board Revenue Prerefunded         7.500% 11/15/2010  1,000,000    1,275,000
Palm Beach County FL Solid Waste AMBAC          6.000% 10/01/2009    440,000      515,900
Port Jervis NY IDA                              5.250% 11/01/2006    100,000      111,500
South Carolina Medical University               5.625% 07/01/2010  1,000,000    1,160,000
Tucson AZ COP Asset Guaranty                    6.000% 07/01/2004    165,000      168,313
                                                                              -----------
Total Government Backed (Cost $4,660,189)                                       5,138,719
                                                                              -----------
HOUSING REVENUE -- 5.8%
ABAG CA Odd Fellows Homes                       5.700% 08/15/2014  1,000,000    1,078,749
California HFA MBIA FHA AMT-Series G            5.650% 08/01/2025     50,000       50,310
California HFA SFM                              5.050% 02/01/2017    235,000      236,257
Florida Housing Finance Corp. FSA               5.750% 01/01/2017    255,000      262,331
Hawaii Housing Finance and Development SFM
  FNMA                                          7.000% 07/01/2031    460,000      460,060
Mississippi Home Corp. SFM AMT                  5.450% 06/01/2024     40,000       40,950
New Mexico Mortgage Finance Authority AMT       5.750% 07/01/2014     90,000       91,230
New York Mortgage Agency SFM AMT NCL            5.750% 04/01/2004    650,000      672,412
Pennsylvania HFA SFM                            5.350% 10/01/2008    155,000      164,881

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
HOUSING REVENUE (CONTINUED)
Rhode Island Housing & Mortgage Finance Corp.   4.950% 10/01/2016  $ 185,000  $   187,775
Tennessee Housing Development Agency NCL(a)     0.000% 07/01/2007  1,500,000    1,288,125
Virginia Housing Development Authority Multi
  Family Insured Mortgage(a)                    0.000% 11/01/2017     10,000        2,522
                                                                              -----------
Total Housing Revenue (Cost $4,417,787)                                         4,535,602
                                                                              -----------
INDUSTRIAL DEVELOPMENT -- 6.7%
Brazos River TX Pollution Authority AMT         4.950% 10/01/2030    750,000      751,147
Broward County FL Resource Recovery             5.000% 12/01/2007  1,000,000    1,085,000
California Statewide Equity Residential
  Improvement(b)                                5.200% 12/01/2029  1,000,000    1,056,250
Connecticut Gaming Authority Mohegan Tribe      5.375% 01/01/2011  1,000,000    1,013,750
Gloucester NJ Resource Recovery                 6.850% 12/01/2029    500,000      546,875
Hendersonville TN Kroger                        5.950% 12/15/2008    305,000      311,481
Mass DFA Waste Management Resource Recovery     6.900% 12/01/2029    500,000      541,875
                                                                              -----------
Total Industrial Development (Cost $5,068,765)                                  5,306,378
                                                                              -----------
INSURED BOND -- 40.1%
Birmingham AL Refunding and Capital
  Improvements AMBAC NCL                        5.000% 12/01/2006  2,000,000    2,220,000
California Intercommunity HFA COP ACA           5.000% 11/01/2005    770,000      825,825
Charleston SC COP MBIA                          6.000% 12/01/2008  1,000,000    1,176,250
Cook County IL Community College FGIC           8.750% 01/01/2006  1,000,000    1,178,750
Cook County IL High School FGIC                 7.875% 12/01/2014    750,000    1,029,375
Cook County IL School District FSA NCL          6.750% 05/01/2010  1,750,000    2,128,438
Corpus Christi TX Business & Job Development
  Corp. Sales Tax Revenue AMBAC NCL             5.000% 09/01/2011  1,215,000    1,342,575
Denver CO Airport MBIA AMT                      7.500% 11/15/2006    500,000      553,125
District of Columbia FSA NCL                    5.500% 06/01/2011  1,500,000    1,689,375
District of Columbia MBIA NCL                   5.750% 06/01/2010     15,000       17,250
District of Columbia MBIA NCL                   6.000% 06/01/2011    835,000      969,644
Douglas County CO School District MBIA          7.000% 12/15/2012    625,000      800,781
Georgia Municipal Electric Authority Power
  FGIC NCL                                      6.250% 01/01/2012  1,150,000    1,368,500
Harris County TX Toll Revenue FGIC NCL          6.000% 08/01/2012  1,000,000    1,181,250
Hawaii State FGIC NCL                           5.500% 08/01/2008  2,000,000    2,285,000
Hillsborogh FL University of Tampa Bay Asset
  Guaranty                                      5.750% 04/01/2018    750,000      832,500
Houston TX Water & Sewer Systems Revenue
  AMBAC NCL                                     5.500% 12/01/2008  2,000,000    2,292,500
Jefferson County OH Asset Guaranty              6.625% 12/01/2005    140,000      150,500
Louisiana State Energy & Power Authority FSA
  NCL                                           5.500% 01/01/2010  1,460,000    1,649,800
NJ Transportation Corp. COP AMBAC NCL           5.500% 09/15/2007  1,000,000    1,131,250
Nassau County NY FGIC                           6.000% 07/01/2010     25,000       29,094
New Jersey Health Care Facilities Financing
  Authority Revenue AMBAC                       4.800% 08/01/2021  1,000,000    1,043,750
New York Dormitory Authority Presbyterian
  Hospital AMBAC                                4.400% 08/01/2013    130,000      136,825
Orange County CA COP MBIA                       5.800% 07/01/2016    400,000      446,500
Palm Beach County FL Solid Waste AMBAC          6.000% 10/01/2009     60,000       71,100
Pasco County FL Solid Waste AMBAC NCL           6.000% 04/01/2010  1,000,000    1,142,500
Phoenix AZ Water System Revenue FGIC NCL        5.250% 07/01/2010  1,000,000    1,130,000
Stafford TX Economic Development FGIC           6.000% 09/01/2015    525,000      626,719
Teton County WY St. John Hospital ACA           5.000% 12/01/2004    535,000      561,081

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
INSURED BOND (CONTINUED)
Washington DC Convention Center Authority
  AMBAC                                         5.250% 10/01/2014  $1,000,000 $ 1,087,500
Washington MBIA NCL                             6.750% 02/01/2010    500,000      603,125
                                                                              -----------
Total Insured Bond (Cost $29,567,061)                                          31,700,882
                                                                              -----------
LEASE REVENUE -- 0.7%
New York Dormitory Authority Roswell Park       6.000% 07/01/2006    500,000      561,250
                                                                              -----------
Total Lease Revenue (Cost $509,517)                                               561,250
                                                                              -----------
LOC -- 0.6%
New York Dormitory Authority LOC: Fleet Bank    5.500% 07/01/2003    500,000      504,085
                                                                              -----------
Total LOC (Cost $500,459)                                                         504,085
                                                                              -----------
REVENUE BONDS -- 17.0%
Arizona Transportation Board Highway Revenue
  NCL                                           8.000% 07/01/2005  1,685,000    1,925,113
California State Department of Water
  Resources Power Supply NCL                    5.500% 05/01/2009    250,000      279,063
California State Department of Water
  Resources Power Supply NCL                    5.500% 05/01/2010    250,000      278,438
Camden NJ Cooper Hospitals                      5.600% 02/15/2007    195,000      187,444
Hudson County NJ Import Authority               7.600% 08/01/2025    845,000      855,732
Illinois Health Facility Authority Decatur
  Memorial Hospital                             5.500% 10/01/2009  1,055,000    1,152,588
Illinois Health Facility Authority Silver
  Cross Hospital and Medical Center             5.250% 08/15/2015    685,000      702,125
Illinois HEFA Condell Medical Center            6.000% 05/15/2010    500,000      554,375
Illinois HEFA Northwestern University(b)        5.050% 11/01/2032    725,000      809,281
Iowa Finance Authority Revenue NCL              5.500% 08/01/2007  1,500,000    1,698,750
Mass DFA Williston School AMT                   6.000% 10/01/2013    265,000      270,631
Mass IFA Berkshire Retirement Development(b)    6.000% 07/01/2018    500,000      503,425
Met Govt Nashville & Davidson TN Vanderbilt     6.000% 05/01/2008    610,000      707,600
Montana Student Assistance Corp.                5.950% 12/01/2012     60,000       61,275
New Hampshire HEFA Monadnock Hospital           5.250% 10/01/2007    380,000      370,975
New Mexico State Hospital Equipment Loan
  Revenue Presbyterian Healthcare Services      5.750% 08/01/2012  1,000,000    1,113,750
New York Medical Center Mt. Sinai FHA           5.950% 08/15/2009     35,000       35,930
New York Medical Center St. Luke's FHA          5.600% 08/15/2013    400,000      412,268
Puerto Rico Industrial Tour Ed Anamendez
  University                                    5.000% 02/01/2008    700,000      755,125
Scranton PA Allied Rehabilitation               7.125% 07/15/2005    690,000      702,938
Wisconsin State Transportation                  5.500% 07/01/2010     15,000       17,100
                                                                              -----------
Total Revenue Bonds (Cost $12,810,379)                                         13,393,926
                                                                              -----------
SPECIAL REVENUES -- 2.2%
New York City Transitional Financial
  Authority Revenue                             5.500% 02/15/2011  1,500,000    1,738,125
                                                                              -----------
Total Special Revenues (Cost $1,556,054)                                        1,738,125
                                                                              -----------
TOTAL BONDS (COST $72,626,408)                                                 76,916,083
                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%
SHORT TERM BONDS -- 1.6%
Clark County, NV Special Improvement
  District(b)                                   1.200% 02/01/2021  $ 200,000  $   200,000
Kansas State Transportation Highway Revenue -
  Series B(b)                                   1.200% 09/01/2020    300,000      300,000
Kansas State Transportation Highway Revenue -
  Series B-1(b)                                 1.200% 09/01/2020    100,000      100,000
Reno NV St. Mary's Regional Medical Center -
  Series B MBIA(b)                              1.180% 05/15/2023    200,000      200,000
University of Missouri Refunding(b)             1.050% 11/01/2030    500,000      500,000
                                                                              -----------
                                                                                1,300,000
                                                                              -----------
REPURCHASE AGREEMENTS -- 0.1%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/03,
with a maturity value of $66,350 and an effective yield of 0.35%, collateralized by a U.S. Treasury Bill with a maturity date of
06/26/03 and a market value of $69,840.                                            66,350
                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,366,349)                                  1,366,350
                                                                              -----------

TOTAL INVESTMENTS -- 99.1% (COST
 $73,992,757)                             $  78,282,433
OTHER ASSETS, LESS LIABILITIES -- 0.9%          716,359
                                          -------------
NET ASSETS -- 100.0%                      $  78,998,792
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Holdings, Inc.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Finance Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FSA - Financial Security Assurance
HEFA - Health & Educational Facilities Authority
IDA - Industrial Development Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
SFM - Single Family Mortgage

#    Delayed delivery contract.
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b) Variable Rate Security; rate indicated is as of 3/31/03. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
EQUITIES -- 98.6%
BASIC INDUSTRY -- 1.9%
Agnico-Eagle Mines Ltd.                                   30,300  $    397,233
Cabot Microelectronics Corp.*                              8,300       348,102
CUNO, Inc.*                                               13,300       447,013
Freeport-McMoRan Copper & Gold, Inc., Class B*            24,100       410,905
                                                                  ------------
                                                                     1,603,253
                                                                  ------------
CAPITAL GOODS -- 11.6%
AGCO Corp.*                                               39,750       639,975
Brady Corp., Class A                                      20,950       592,466
Chicago Bridge & Iron Co. NV                              27,100       440,104
Donaldson Co., Inc.                                       11,400       417,012
EDO Corp.                                                 48,900       885,090
Heartland Express, Inc.*                                  20,000       383,600
Herley Industries, Inc.*                                  49,300       847,467
Jacobs Engineering Group, Inc.*                           27,100     1,138,471
Lindsay Manufacturing Co.                                 27,650       594,475
Republic Services, Inc.*                                  31,400       622,976
TETRA Technologies, Inc.*                                 20,000       460,000
United Defense Industries, Inc.*                          19,800       428,472
Veridian Corp.*                                           21,550       428,845
Wabtec Corp.                                              46,200       536,382
Waste Connections, Inc.*                                  31,900     1,100,550
                                                                  ------------
                                                                     9,515,885
                                                                  ------------
CONSUMER STABLE -- 4.0%
Boston Beer Co., Inc., Class A*                           29,150       366,124
Delta & Pine Land Co.                                     42,150       953,011
Dial Corp.                                                43,800       849,720
Peet's Coffee & Tea, Inc.*                                16,100       266,938
United Natural Foods, Inc.*                               16,000       408,000
Wild Oats Markets, Inc.*                                  45,100       417,626
                                                                  ------------
                                                                     3,261,419
                                                                  ------------
EARLY CYCLICAL -- 2.3%
Ethan Allen Interiors, Inc.                               14,250       419,377
Harman International Industries, Inc.                      5,300       310,421
Toro Co.                                                   8,250       577,912
Yankee Candle Co., Inc.*                                  34,200       582,426
                                                                  ------------
                                                                     1,890,136
                                                                  ------------
ENERGY -- 7.0%
Arch Coal, Inc.                                           29,900       568,399
Evergreen Resources, Inc.*                                10,950       496,144
Key Energy Services, Inc.*                               105,150     1,059,912
Patina Oil & Gas Corp.                                    14,750       485,275
Patterson-UTI Energy, Inc.*                               28,700       927,297
Rowan Cos., Inc.                                          12,550       246,733

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
ENERGY (CONTINUED)
Varco International, Inc.*                                63,650  $  1,165,431
Western Gas Resources, Inc.                               12,250       398,737
XTO Energy, Inc.                                          21,466       407,854
                                                                  ------------
                                                                     5,755,782
                                                                  ------------
FINANCIAL -- 9.4%
BOK Financial Corp.*                                      21,650       707,305
City National Corp.                                       20,150       885,391
Community First Bankshares, Inc.                          16,150       412,632
Cullen/Frost Bankers, Inc.                                19,300       586,334
CVB Financial Corp.                                       28,487       552,078
First Community Bancorp                                   28,200       815,290
First Midwest Bancorp, Inc.                               23,050       594,920
Fulton Financial Corp.                                    47,600       894,880
New York Community Bancorp, Inc.                          31,600       941,680
Southwest Bancorp of Texas, Inc.*                         21,950       659,158
W Holding Co., Inc.                                       34,150       626,994
                                                                  ------------
                                                                     7,676,662
                                                                  ------------
GROWTH CYCLICAL -- 9.4%
California Pizza Kitchen, Inc.*                           25,300       581,900
Children's Place Retail Stores, Inc. (The)*               43,700       402,477
Dollar Tree Stores, Inc.*                                 37,300       742,270
Fairmont Hotels & Resorts, Inc.                           19,400       436,500
Genesco, Inc.*                                            28,800       409,536
Ingram Micro, Inc., Class A*                              54,000       595,620
J. Jill Group, Inc.*                                      34,700       402,520
Linens 'N Things, Inc.*                                   17,000       345,440
Marvel Enterprises, Inc.*                                 38,800       536,216
O'Charley's, Inc.*                                        20,550       393,943
Pacific Sunwear of California, Inc.*                      19,400       394,790
Polo Ralph Lauren Corp.*                                  27,350       626,315
Ruby Tuesday, Inc.                                        31,650       645,660
Sonic Corp.*                                              27,000       687,420
Steven Madden Ltd.*                                       33,050       517,893
                                                                  ------------
                                                                     7,718,500
                                                                  ------------
HEALTH CARE -- 20.4%
Alkermes, Inc.*                                           45,650       414,045
AmSurg Corp.*                                             16,550       417,060
Andrx Corp.*                                              30,250       356,950
Atrix Labs, Inc.*                                         36,700       515,635
Celgene Corp.*                                            21,700       565,936
Connetics Corp.*                                          46,250       774,688
Cooper Companies, Inc.                                    13,850       414,115
Coventry Health Care, Inc.*                               22,700       746,830
CTI Molecular Imaging, Inc.*                              32,000       627,200
Diversa Corp.*                                            10,750       100,620
FEI Co.*                                                  27,050       431,718

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
ICU Medical, Inc.*                                        21,100  $    580,461
Ilex Oncology, Inc.*                                      49,550       458,833
K-V Pharmaceutical Co., Class A*                          19,700       356,570
Lifepoint Hospital, Inc.*                                 28,750       721,913
Martek Biosciences Corp.*                                 22,700       647,404
Medicines Co. (The)*                                      22,900       426,856
Neurocrine Biosciences, Inc.*                             16,450       685,307
Orthofix International NV*                                22,500       612,000
Protein Design Labs, Inc.*                                62,900       467,347
Renal Care Group, Inc.*                                   12,750       397,545
Respironics, Inc.*                                        33,700     1,158,303
Select Medical Corp.*                                     62,350       888,488
Sicor, Inc.*                                              25,950       433,365
Triad Hospitals, Inc.*                                    25,700       691,330
Trimeris, Inc.*                                           15,600       641,784
Tularik, Inc.*                                            61,400       310,070
United Therapeutics Corp.*                                27,400       472,376
Wilson Greatbatch Technologies, Inc.*                     21,100       590,589
Zoll Medical Corp.*                                       19,650       802,703
                                                                  ------------
                                                                    16,708,041
                                                                  ------------
OTHER -- 4.0%
iShares Russell 2000 Growth Index Fund                    44,100     1,693,440
Technology Select Sector SPDR Fund                       108,900     1,557,270
                                                                  ------------
                                                                     3,250,710
                                                                  ------------
REAL ESTATE -- 4.1%
Alexandria Real Estate Equities, Inc., REIT               13,950       586,598
AMB Property Corp., REIT                                  21,500       607,375
Liberty Property Trust, REIT                              18,900       591,570
Mills Corp., REIT                                         19,450       606,840
Pan Pacific Retail Properties, Inc., REIT                 10,600       401,210
Regency Centers Corp., REIT                               18,400       606,280
                                                                  ------------
                                                                     3,399,873
                                                                  ------------
SERVICES -- 8.0%
Alliance Data Systems Corp.*                              43,700       742,900
BearingPoint, Inc.*                                      112,450       716,307
Cumulus Media, Inc.*                                      26,850       390,936
E.piphany, Inc.*                                         109,350       435,213
Emmis Broadcasting Corp., Class A*                        20,300       342,664
FTI Consulting, Inc.*                                     17,950       829,649
Iron Mountain, Inc.*                                      16,350       625,388
JB Hunt Transport Services, Inc.*                         14,400       387,648
Kroll, Inc.*                                              22,600       483,866
Stericycle, Inc.*                                         25,750       967,943
VCA Antech, Inc.*                                         39,950       618,027
                                                                  ------------
                                                                     6,540,541
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
TECHNOLOGY -- 13.0%
Adaptec, Inc.*                                            77,650  $    468,230
Applied Micro Circuits Corp.*                            232,550       758,113
Autodesk, Inc.                                            45,050       687,463
Cerner Corp.*                                             17,100       553,698
F5 Networks, Inc.*                                        50,750       640,973
Foundry Networks, Inc.*                                   67,850       545,514
Informatica Corp.*                                        92,350       595,658
Integrated Circuit Systems, Inc.*                         17,000       368,900
Kronos, Inc.*                                             10,400       364,520
Lam Research Corp.*                                       29,551       336,556
ManTech International Corp., Class A*                     62,700       929,151
Marvell Technology Group Ltd.*                            30,400       644,176
ScanSoft, Inc.*                                          133,400       600,300
Scientific-Atlanta, Inc.                                  44,400       610,056
Semtech Corp.*                                            36,350       550,703
Silicon Laboratories, Inc.*                               20,950       547,843
Sybase, Inc.*                                             28,000       362,600
Verisign, Inc.*                                           65,800       575,092
Western Digital Corp.*                                    54,000       489,240
                                                                  ------------
                                                                    10,628,786
                                                                  ------------
UTILITIES -- 3.5%
AGL Resources, Inc.                                       34,700       819,961
Cleco Corp.                                               32,900       412,895
Energy East Corp.                                         26,700       475,260
PNM Resources, Inc.                                       27,500       618,475
UGI Corp.                                                 11,700       534,690
                                                                  ------------
                                                                     2,861,281
                                                                  ------------
TOTAL EQUITIES (COST $79,082,150)                                   80,810,869
                                                                  ------------

                                                                      PAR
                                                                    VALUE/
                                                RATE    MATURITY    SHARES
                                               ------  ----------  ---------
SHORT-TERM INVESTMENTS -- 19.4%
CASH EQUIVALENTS -- 16.7%
American Express Centurion Bank Eurodollar
  Time Deposit(a)                               1.270% 04/30/2003  $2,171,180     2,171,180
Bank of Montreal Eurodollar Time Deposit(a)     1.250% 04/30/2003     116,680       116,680
Credit Agricole Indosuez Eurodollar Time
  Deposit(a)                                    1.270% 04/07/2003   2,496,857     2,496,857
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(a)                                                 434,236       434,235
Goldman Sachs Group, Inc. Repurchase
  Agreement with a maturity value of
  $3,908,283, collateralized by equity
  securities with a market value of
  $3,986,286.(a)                                1.488% 04/01/2003   3,908,124     3,908,124

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------
CASH EQUIVALENTS (CONTINUED)
Merrill Lynch & Co. Repurchase Agreement with
  a maturity value of $2,931,211,
  collateralized by equity securities with a
  market value of $2,989,715.(a)                1.478% 04/01/2003  $2,931,093  $  2,931,093
Royal Bank of Canada Eurodollar Time
  Deposit(a)                                    1.350% 04/01/2003   1,628,385     1,628,385
                                                                               ------------
                                                                                 13,686,554
                                                                               ------------
U.S. GOVERNMENT AGENCY -- 0.8%
FHLMC Discount Note=/=                          1.137% 06/16/2003     525,000       523,747
FHLMC Discount Note=/=                          1.220% 04/01/2003     125,000       124,805
                                                                               ------------
                                                                                    648,552
                                                                               ------------
REPURCHASE AGREEMENTS -- 1.9%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/03,
with a maturity value of $1,598,310 and an effective yield of
0.35%, collateralized by a U.S. Treasury Bill with a maturity
date of 06/26/03 and a market value of $1,636,252.                               1,598,294
                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,933,423)                                 15,933,400
                                                                              ------------

TOTAL INVESTMENTS -- 118.0% (COST
 $95,015,573)                             $  96,744,269
OTHER ASSETS, LESS LIABILITIES --
(18.0%)                                     (14,735,134)
                                          -------------
NET ASSETS -- 100.0%                      $  82,009,135
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipt

*    Non-income producing security.
=/=  Rate noted is yield to maturity.
(a)  Represents investments of security lending collateral (Note 7).

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
EQUITIES -- 95.1%
BASIC INDUSTRY -- 7.8%
Air Products & Chemicals, Inc.                             8,000  $   331,440
General Electric Co.                                       8,000      204,000
International Paper Co.                                    6,000      202,800
Plum Creek Timber Co., REIT                               16,000      345,440
                                                                  -----------
                                                                    1,083,680
                                                                  -----------
CAPITAL GOODS -- 5.3%
Ingersoll Rand Co., Class A                               10,000      385,900
United Technologies Corp.                                  6,000      346,680
                                                                  -----------
                                                                      732,580
                                                                  -----------
CONSUMER STABLE -- 8.3%
CVS Corp.                                                 11,000      262,350
Kimberly-Clark Corp.                                       6,000      272,760
PepsiCo, Inc.                                              3,000      120,000
Procter & Gamble Co.                                       3,000      267,150
Sara Lee Corp.                                            12,000      224,400
                                                                  -----------
                                                                    1,146,660
                                                                  -----------
EARLY CYCLICAL -- 3.0%
American Standard Cos., Inc.*                              6,000      412,620
                                                                  -----------
ENERGY -- 6.8%
ConocoPhillips                                             6,000      321,600
Exxon Mobil Corp.                                         10,874      380,046
Transocean, Inc.                                          12,000      245,400
                                                                  -----------
                                                                      947,046
                                                                  -----------
FINANCIAL -- 20.6%
ACE Ltd.                                                  14,000      405,300
AMBAC, Inc.                                                7,300      368,796
American International Group, Inc.                         5,022      248,338
Citigroup, Inc.                                            9,500      327,275
Federal National Mortgage Association                      5,500      359,425
FleetBoston Financial Corp.                               13,000      310,440
JP Morgan Chase & Co.                                     13,000      308,230
SouthTrust Corp.                                          10,000      255,300
Travelers Property Casualty Corp., Class A                19,410      273,487
                                                                  -----------
                                                                    2,856,591
                                                                  -----------
GROWTH CYCLICAL -- 7.0%
Target Corp.                                               7,500      219,450
Viacom, Inc., Class B*                                     8,000      292,160
Walt Disney Co. (The)                                     17,000      289,340
Wendy's International, Inc.                                6,000      165,060
                                                                  -----------
                                                                      966,010
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
HEALTH CARE -- 13.3%
AmerisourceBergen Corp.                                    6,000  $   315,000
Eli Lilly & Co.                                            5,000      285,750
Medtronics, Inc.                                           5,910      266,659
Pfizer, Inc.                                              13,000      405,080
Watson Pharmaceutical, Inc.*                              10,000      287,700
Wyeth Corp.                                                7,500      283,650
                                                                  -----------
                                                                    1,843,839
                                                                  -----------
REAL ESTATE -- 2.9%
Boston Properties, Inc., REIT                              5,200      197,080
General Growth Properties, REIT                            3,900      210,405
                                                                  -----------
                                                                      407,485
                                                                  -----------
SERVICES -- 4.1%
Omnicom Group                                              6,000      325,020
SBC Communications, Inc.                                   5,000      100,300
Verizon Communications, Inc.                               4,000      141,400
                                                                  -----------
                                                                      566,720
                                                                  -----------
TECHNOLOGY -- 13.9%
Cisco Systems, Inc.*                                      15,000      193,500
Intel Corp.                                               20,500      333,740
International Business Machine                             4,000      313,720
Lexmark International, Inc.*                               4,000      267,800
Maxim Integrated Products, Inc.                            3,000      108,360
Microsoft Corp.                                           14,000      338,940
Nokia Corp. ADR                                           13,000      182,130
Oracle Corp.*                                             17,500      189,858
                                                                  -----------
                                                                    1,928,048
                                                                  -----------
TRANSPORTATION -- 1.0%
CSX Corp.                                                  5,000      142,600
                                                                  -----------
UTILITIES -- 1.1%
Exelon Corp.                                               3,000      151,230
                                                                  -----------
TOTAL EQUITIES (COST $14,242,722)                                  13,185,109
                                                                  -----------

                                                                     PAR
                                                                   VALUE/
                                                RATE    MATURITY   SHARES
                                               ------  ----------  -------
SHORT-TERM INVESTMENTS -- 9.6%
CASH EQUIVALENTS -- 4.5%
American Express Centurion Bank Eurodollar
  Time Deposit(a)                               1.270% 04/30/2003  $98,513       98,513
Bank of Montreal Eurodollar Time Deposit(a)     1.250% 04/30/2003    5,294        5,294
Credit Agricole Indosuez Eurodollar Time
  Deposit(a)                                    1.270% 04/07/2003  113,290      113,290
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(a)                                               19,703       19,703

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     PAR       VALUE
SECURITY                                        RATE    MATURITY    VALUE    (NOTE 1A)
---------------------------------------------------------------------------------------
CASH EQUIVALENTS (CONTINUED)
Goldman Sachs Group, Inc. Repurchase
  Agreement with a maturity value of
  $177,331, collateralized by equity
  securities with a market value of
  $180,869.(a)                                  1.488% 04/01/2003  $177,323  $  177,323
Merrill Lynch & Co. Repurchase Agreement with
  a maturity value of $132,998,
  collateralized by equity securities with a
  market value of $135,652.(a)                  1.478% 04/01/2003   132,992     132,992
Royal Bank of Canada Eurodollar Time
  Deposit(a)                                    1.350% 04/01/2003    73,885      73,885
                                                                             ----------
                                                                                621,000
                                                                             ----------
REPURCHASE AGREEMENTS -- 5.1%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/03,
with a maturity value of $704,447 and an effective yield of
0.35%, collateralized by a U.S. Treasury Bill with a maturity
date of 06/26/03 and a market value of $728,332.                                704,441
                                                                             ----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,325,441)                                1,325,441
                                                                             ----------

TOTAL INVESTMENTS -- 104.7% (COST
 $15,568,163)                             $  14,510,550
OTHER ASSETS, LESS LIABILITIES -- (4.7%)       (651,186)
                                          -------------
NET ASSETS -- 100.0%                      $  13,859,364
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*    Non-income producing security.
(a)  Represents investments of security lending collateral (Note 7).

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity Fund) and Standish Tax-Sensitive Equity Fund (Tax-Sensitive Equity Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds").

      The objectives of the Funds in the Trust are as follows:

         FUND                                                            INVESTMENT OBJECTIVE AND KEY INVESTMENTS AND STRATEGIES
         ------------------------------------------------------------  ------------------------------------------------------------
         Massachusetts Intermediate Tax Exempt Bond Fund               Provide a high level of interest income exempt from
                                                                       Massachusetts and federal income taxes, while seeking
                                                                       preservation of capital. The Fund seeks to achieve its
                                                                       objective by investing, under normal circumstances, at least
                                                                       80% of net assets in tax exempt municipal securities of
                                                                       Massachusetts issuers and other qualifying issuers (such as
                                                                       Puerto Rico, the U.S. Virgin Islands, and Guam).

         Intermediate Tax Exempt Bond Fund                             Provide a high level of interest income exempt from federal income taxes, while seeking preservation of capital. The
                                                                       Fund seeks to achieve its objective by investing, under
                                                                       normal circumstances, at least 80% of net assets in tax
                                                                       exempt municipal securities issued by states, territories, and possessions of the United States, the District of
                                                                       Columbia and their political subdivisions, agencies and
                                                                       instrumentalities.

         Small Cap Tax-Sensitive Equity Fund                           Maximize after-tax total return, consisting of long-term
                                                                       growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of
                                                                       net assets in equity securities of small capitalization U.S.
                                                                       companies.

         Tax-Sensitive Equity Fund                                     Maximize after-tax total return, consisting of long-term
                                                                       growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of
                                                                       net assets in equity securities of U.S. companies that
                                                                       appear to be undervalued.

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable fixed income obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale price or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Funds are valued at amortized cost. If a Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of each Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Funds and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

      D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions on shares of the Massachusetts Intermediate Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (together the "Bond Funds") are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund (together the "Equity Funds"). Distributions from capital gains, if any, will be distributed annually by all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

      Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards, post-October losses, losses deferred due to wash sales, net operating losses and the tax practice known as equalization.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)   INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: 0.40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, 0.80% for the Small Cap Tax-Sensitive Equity Fund and 0.50% for the Tax-Sensitive Equity Fund. For the Massachusetts Intermediate Tax Exempt Bond Fund, the Intermediate Tax Exempt Bond Fund, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, Standish Mellon voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.65%, 0.65%, 1.00% and 0.75%, respectively, of average daily net assets for the six months ended March 31, 2003. Pursuant to these agreements, for the six months ended March 31, 2003, Standish Mellon voluntarily waived a portion of its advisory fees to the Massachusetts Tax Exempt Bond Fund, Intermediate Tax Exempt Bond Fund and Small Cap Tax-Sensitive Equity Fund in the amounts of $14,942, $6,113 and $36,182, respectively, and did not impose its advisory fee to the Tax-Sensitive Equity Fund of $36,062 and reimbursed this Fund for $9,943 of its operating expenses. These agreements are voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      Effective January 28, 2003, the Equity Funds began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to shares of the Equity Funds purchased on or after January 28, 3003. For the period ended March 31, 2003, the Small Cap Tax-Sensitive Equity Fund received $84 in redemption fees.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Funds for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                         PERIOD ENDED
                                                                        MARCH 31, 2003
                                                                  --------------------------
                                                                   PURCHASES       SALES
                                                                  ------------  ------------
         Massachusetts Intermediate Tax Exempt Bond Fund          $  8,048,506  $  7,231,878
                                                                  ============  ============
         Intermediate Tax Exempt Bond Fund                        $ 20,149,151  $ 25,072,223
                                                                  ============  ============
         Small Cap Tax-Sensitive Equity Fund                      $109,987,301  $106,034,633
                                                                  ============  ============
         Tax-Sensitive Equity Fund                                $  3,665,722  $  3,200,044
                                                                  ============  ============

      There were no purchases or sales of long-term U.S. government securities during the six months ended March 31, 2003.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Fund's shares were as follows:

                                                                    SIX MONTHS
                                                                       ENDED
                                                                  MARCH 31, 2003       YEAR ENDED
         MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND            (UNAUDITED)    SEPTEMBER 30, 2002
         -------------------------------------------------------  ---------------  -------------------
         Shares sold                                                    116,618             233,126
         Shares issued to shareholders in payment of
           distributions declared                                        34,662              64,586
         Shares redeemed                                               (179,337)           (314,178)
                                                                   ------------      --------------
         Net decrease                                                   (28,057)            (16,466)
                                                                   ============      ==============

         INTERMEDIATE TAX EXEMPT BOND FUND
         -------------------------------------------------------
         Shares sold                                                    805,626             618,679
         Shares issued to shareholders in payment of
           distributions declared                                        38,811              69,126
         Shares redeemed                                               (958,298)           (817,983)
                                                                   ------------      --------------
         Net decrease                                                  (113,861)           (130,178)
                                                                   ============      ==============

         SMALL CAP TAX-SENSITIVE EQUITY FUND
         -------------------------------------------------------
         Shares sold                                                    404,611           1,594,518
         Shares redeemed                                               (410,149)         (1,048,956)
                                                                   ------------      --------------
         Net increase (decrease)                                         (5,538)            545,562
                                                                   ============      ==============

         TAX-SENSITIVE EQUITY FUND
         -------------------------------------------------------
         Shares sold                                                     59,337              68,028
         Shares issued to shareholders in payment of
           distributions declared                                         2,333               3,420
         Shares redeemed                                                (53,012)           (279,507)
                                                                   ------------      --------------
         Net increase (decrease)                                          8,658            (208,059)
                                                                   ============      ==============

      At March 31, 2003, the Massachusetts Intermediate Tax Exempt Bond Fund had three shareholders of record owning approximately 26%, 16% and 12% of the Fund's outstanding shares, respectively. The Intermediate Tax Exempt Bond Fund had two shareholders of record owning approximately 17% and 10% of the Fund's outstanding shares, respectively. The Small Cap Tax-Sensitive Equity Fund had three shareholders of record owning approximately 33%, 10% and 10% of the Fund's outstanding shares, respectively. The Tax-Sensitive Equity Fund had two shareholders of record owning approximately 18% and 13% of the Fund's outstanding shares, respectively. Investment activity of these shareholders could have a material impact on the applicable Fund.

(5)   FEDERAL TAXES:

      As regulated investment companies qualified under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Bond Funds from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

                                                                        GROSS         GROSS      NET UNREALIZED
                                                         AGGREGATE    UNREALIZED    UNREALIZED    APPRECIATION
                                                           COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                        -----------  ------------  ------------  --------------
         Massachusetts Intermediate Tax Exempt Bond
           Fund                                         $60,420,035   $3,384,963   $   (66,735)   $ 3,318,228
         Intermediate Tax Exempt Bond Fund              $73,992,757   $4,400,940   $  (111,264)   $ 4,289,676
         Small Cap Tax-Sensitive Equity Fund            $95,015,573   $5,113,386   $(3,384,690)   $ 1,728,696
         Tax-Sensitive Equity Fund                      $15,568,163   $1,142,479   $(2,200,092)   $(1,057,613)

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

      The Funds may trade the following financial instruments with off-balance sheet risk:

      FUTURES CONTRACTS

      The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Funds deposit either in cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase a Fund's exposure to the underlying instrument, while selling futures tends to decrease a Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in securities prices and, with respect to the Equity Funds, to changes in foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At March 31, 2003, none of the Funds held financial futures contracts.

(7)   SECURITIES LENDING:

      The Funds may lend their securities, through their agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Funds on the next business day. For the duration of a loan, the Funds receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive compensation from the investment of the collateral. As with other extensions of credit, the Funds bear the risk of delay in recovery or even loss of rights in their securities on loan should the borrower of the securities fail financially or default on its obligations to the Funds. In the event of borrower default, the Funds generally have the right to use the

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      collateral to offset losses incurred. The Funds may incur a loss in the event they were delayed or prevented from exercising their rights to dispose of the collateral. The Funds also bear the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Funds' obligations due on the loans.

      At March 31, 2003, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund loaned securities having a market value of $13,129,605 and $604,420, respectively. The Funds received cash collateral of $13,686,554 and $621,000, respectively, which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(8)   DELAYED DELIVERY TRANSACTIONS:

      The Massachusetts Intermediate Tax Exempt Bond Fund and Intermediate Tax Exempt Bond Fund may purchase securities on a "when-issued", "delayed delivery" or "forward commitment" basis. Delivery and payment for such securities typically take longer than the customary settlement periods. The payment obligation and interest rates on the securities are fixed at the time the funds enter into such commitments, but interest will not accrue to the funds until delivery of and payment for the securities. The funds may receive compensation for such forgone interest. Although the funds will only make commitments to purchase when-issued, delayed delivery or forward commitment securities with the intention of actually acquiring the securities, the funds may sell the securities before the settlement date if deemed advisable by the investment adviser. The funds offset in their Statements of Assets and Liabilities the payables and receivables associated with the purchases and sales of when-issued, delayed delivery or forward commitment securities that have the same coupon, settlement date and broker. When-issued, delayed delivery or forward commitment securities that are purchased from or sold to different brokers are reflected as both payables and receivables in the funds' Statements of Assets and Liabilities.

      Unless the funds have entered into an offsetting agreement to sell the securities, cash or liquid obligations with a market value at least equal to the amount of the funds' commitment will be segregated with the funds' custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the funds' commitment.

      Securities purchased on a when-issued, delayed delivery or forward commitment basis may have a market value on delivery that is less than the amount paid by the fund. The funds may also sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the fund.

      See Schedule of Investments for Massachusetts Intermediate Tax Exempt Bond Fund and Intermediate Tax Exempt Bond Fund for outstanding delayed delivery transactions.

(9)   LINE OF CREDIT:

      The Funds, other funds in the Trust and subtrusts in the Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2003, the expense related to the commitment fee was $1,394, $1,832, $1,820 and $315 for the Massachusetts Intermediate Tax Exempt Bond Fund, the Intermediate Tax Exempt Bond Fund, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, respectively.

      During the six months ended March 31, 2003, the Funds had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Director and Vice            29               None
c/o Standish Mellon Asset       President       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place                                                      Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2000; Pricing
Boston, MA 02108                                                      Analyst, PFPC
4/7/75                                                                1997-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                      [LOGO] Standish Funds(R)
                             Mellon Financial Center
                             One Boston Place
                             Boston, MA 02108-4408
                             1.800.221.4795
                             www.standishmellon.com

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                     Financial Statements for the Year Ended
                                 March 31, 2003

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish International Equity Portfolio
    ("Portfolio"), at value (Note 1A)                            $55,476,481
  Receivable for Fund shares sold                                        185
  Prepaid expenses                                                    13,897
                                                                 -----------
    Total assets                                                  55,490,563
LIABILITIES
  Accrued accounting, custody and transfer agent fees    $2,873
  Accrued trustees' fees and expenses (Note 2)              539
  Accrued expenses and other liabilities                 15,474
                                                         ------
    Total liabilities                                                 18,886
                                                                 -----------
NET ASSETS                                                       $55,471,677
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $67,288,647
  Accumulated net realized loss                                  (11,465,375)
  Undistributed net investment income                                146,316
  Net unrealized depreciation                                       (497,911)
                                                                 -----------
TOTAL NET ASSETS                                                 $55,471,677
                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                          3,280,473
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                $     16.91
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income
    of $1,159 (Note 7))                                              $    5,876
  Dividend income (net of foreign withholding taxes of
    $12,827)                                                            144,043
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $38,682)                               304,523
  Interest income allocated from Portfolio                                5,641
  Expenses allocated from Portfolio                                    (106,705)
                                                                     ----------
    Net investment income allocated from Portfolio                      353,378
EXPENSES
  Investment advisory fee (Note 2)                       $  141,268
  Accounting, custody, and transfer agent fees               75,492
  Legal and audit services                                   25,014
  Registration fees                                           5,616
  Insurance expense                                           4,852
  Trustees' fees and expenses (Note 2)                        2,960
  Miscellaneous                                               4,855
                                                         ----------
    Total expenses                                          260,057

Deduct:
  Waiver of investment advisory fee (Note 2)                (53,940)
  Reimbursement of Fund operating expenses (Note 2)         (29,496)
                                                         ----------
    Total expense deductions                                (83,436)
                                                         ----------
    Net expenses                                                        176,621
                                                                     ----------
      Net investment income                                             176,757
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (1,479,903)
    Financial futures contracts                            (277,162)
    Foreign currency transactions and forward foreign
      currency exchange contracts                           (45,026)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                     (1,754,097)
    Financial futures contracts                            (214,781)
    Foreign currency transactions and forward foreign
      currency exchange contracts                            98,598
                                                         ----------
      Net realized loss                                              (3,672,371)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 2,110,643
    Financial futures contracts                              54,496
    Foreign currency and forward foreign currency
      exchange contracts                                     90,133
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                   787,115
    Financial futures contracts                             106,832
    Foreign currency and forward foreign currency
      exchange contracts                                    (84,806)
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                3,064,413
                                                                     ----------
    Net realized and unrealized loss on investments                    (607,958)
                                                                     ----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (431,201)
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   176,757        $    654,362
  Net realized loss                                         (3,672,371)         (4,971,953)
  Change in net unrealized appreciation (depreciation)       3,064,413            (207,218)
                                                           -----------        ------------
  Net decrease in net assets from investment operations       (431,201)         (4,524,809)
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                  (504,338)           (532,813)
                                                           -----------        ------------
  Total distributions to shareholders                         (504,338)           (532,813)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           9,735,831          25,244,645
  Value of shares issued to shareholders in payment of
    distributions declared                                     302,425             307,281
  Cost of shares redeemed                                   (4,718,276)        (17,634,108)
                                                           -----------        ------------
  Net increase in net assets from Fund share
    transactions                                             5,319,980           7,917,818
                                                           -----------        ------------
TOTAL INCREASE IN NET ASSETS                                 4,384,441           2,860,196
NET ASSETS
  At beginning of period                                    51,087,236          48,227,040
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $146,316 and $473,897)            $55,471,677        $ 51,087,236
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           MARCH 31,                             YEAR ENDED SEPTEMBER 30,
                                             2003          ----------------------------------------------------------------------
                                          (UNAUDITED)         2002           2001           2000           1999           1998
                                          ----------       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD      $    17.10       $    18.53     $    23.45     $    23.77     $    20.17     $    23.57
                                          ----------       ----------     ----------     ----------     ----------     ----------
FROM INVESTMENT OPERATIONS:
  Net investment income*(1)                     0.06             0.25           0.24           0.24           0.27           0.32
  Net realized and unrealized gain
    (loss) on investments                      (0.09)           (1.48)         (3.63)          1.42           3.98          (1.17)
                                          ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations               (0.03)           (1.23)         (3.39)          1.66           4.25          (0.85)
                                          ----------       ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.16)           (0.20)         (0.20)         (0.43)         (0.33)         (0.31)
  From net realized gain on investments           --               --          (1.33)         (1.55)         (0.32)         (2.24)
                                          ----------       ----------     ----------     ----------     ----------     ----------
Total distributions to shareholders            (0.16)           (0.20)         (1.53)         (1.98)         (0.65)         (2.55)
                                          ----------       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD            $    16.91       $    17.10     $    18.53     $    23.45     $    23.77     $    20.17
                                          ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN+++                                (0.20)%++        (6.77)%       (15.40)%         7.07%         21.26%         (2.92)%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    1.04%+           1.00%          1.00%          1.00%          1.00%          1.00%
  Net Investment Income (to average
    daily net assets)*                          0.65%+           1.29%          1.13%          0.98%          1.20%          1.30%
  Portfolio Turnover(2)                           17%++            87%            74%           112%           195%           206%
  Net Assets, End of Period (000's
    omitted)                              $   55,472       $   51,087     $   48,227     $   39,230     $   39,018     $   36,816

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share(1)           $  0.03      $  0.18    $  0.16    $  0.15    $  0.18    $  0.22
Ratios (to average daily net assets):
  Expenses                                      1.40%+       1.33%      1.37%      1.36%      1.41%      1.42%
  Net investment income                         0.29%+       0.96%      0.76%      0.62%      0.79%      0.88%

(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the objective of the Fund was to achieve long-term growth of capital. The Fund sought to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada.

      Effective January 28, 2003, the objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of the Standish International Equity Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Prior the Fund's investment in the Portfolio on January 28, 2003, securities for which quotations were readily available were valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities were primarily traded. Securities (including illiquid securities) for which quotations were not readily available were valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund were valued at amortized cost, which approximated market value. If the Fund acquired a short-term instrument with more than sixty days remaining to its maturity, it was valued at current market value until the sixtieth day prior to maturity and would then have been valued at amortized value based upon the value on such date unless the Trustees determined during such sixty-day period that amortized value did not represent fair value.

      Effective January 28, 2003, the Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. REPURCHASE AGREEMENTS

      Prior to the Fund's investment in the Portfolio on January 28, 2003, it was the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements was held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures had been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      C. SECURITIES TRANSACTIONS AND INCOME

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund held its investments directly. Securities transactions were recorded as of the trade date. Interest income was determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income was recorded on the ex-dividend date. Realized gains and losses from securities sold were recorded on the identified cost basis. The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's book and the U.S. dollar equivalent amounts usually received or paid.

      Effective January 28, 2003, securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      D. FOREIGN CURRENCY TRANSACTIONS

      Prior to the Fund's investment in the Portfolio on January 28, 2003, investment security valuations, other assets, and liabilities initially expressed in foreign currencies were converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses were converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts were included in net realized gains or losses.

      Please see Note 1E of the Portfolio's Notes to Financial Statements (which are included elsewhere in this report) for a discussion of the Portfolio's treatment of foreign currency transactions.

      E. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that were not inherent in investments in domestic securities. These risks may have involved adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may have been more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. After January 28, 2003, the Fund bears these risks indirectly through its investment in the Portfolio.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), post-October loss deferrals and wash sales.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, earned an investment advisory fee from the Fund for overall investment advisory, administrative services, and general office facilities. The fee was paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Fund's average daily net assets for the period ended January 27, 2003. Pursuant to this agreement, for the period ended January 27, 2003, Standish Mellon voluntarily did not impose $53,940 of its investment advisory fees. This agreement was voluntary and temporary and may have been discontinued or revised by Standish Mellon at any time.

      From and after January 28, 2003 (the date of the Fund's investment in the Portfolio), the Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the for the period from January 28, 2003 through February 28, 2003 and to 1.25% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily reimbursed the Fund for $29,496 of its operating expenses. This agreement is temporary and voluntary and may be discontinued or revised by Standish Mellon at any time.

      Effective January 28, 2003, the Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to shares of the Fund purchased on or after January 28, 2003. For the period ended March 31, 2003, the Fund received no redemption fees.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)   INVESTMENT TRANSACTIONS:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, purchases and sales of investments, other than short-term obligations, aggregated $13,968,165 and $8,840,822, respectively. On January 28, 2003, the Fund transferred

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      all of its investable assets with a value of $55,539,566, including unrealized depreciation of $1,307,052, to the Portfolio in exchange for an interest in the Portfolio. Increases and decreases in the Fund's investment in the Portfolio for the period from January 28, 2003 to March 31, 2003 aggregated $1,510,305 and $715,710, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2003        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2002
                                                                  ----------------  ---------------------
         Shares sold                                                     546,422             1,283,041
         Shares issued to shareholders in payment of
           distributions declared                                         17,281                15,660
         Shares redeemed                                                (270,051)             (914,343)
                                                                    ------------      ----------------
         Net increase                                                    293,652               384,358
                                                                    ============      ================

      At March 31, 2003, three shareholders of record held approximately 18%, 13% and 12% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5)   FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

(6)   FINANCIAL INSTRUMENTS:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the following instruments were used by the Fund for hedging purposes as described below. However, these instruments may also have been used to seek to enhance potential gain in circumstances where hedging was not involved. The nature, risks and objectives of these instruments were set forth more fully in the Fund's Prospectus and Statement of Additional Information. Please see Note 5 of the Portfolio's Notes to Financial Statements (which are included elsewhere in this report) for a discussion of certain financial instruments in which the Portfolio may invest.

      The Fund traded the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may have used options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tended to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tended to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Losses may have arose from changes in the value of the underlying instruments, if there was an illiquid secondary market for the contract or if the counterparty did not perform under the contract's terms.

      Premiums received from writing options which expired were treated as realized gains. Premiums received from writing options which were exercised or were closed were added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options were included in realized gains and losses on investment securities, except purchased options on foreign currency which were included in realized gains and losses on foreign currency transactions. If a put option written by the Fund was exercised, the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      premium reduced the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, had no control over whether the underlying securities may have been sold (call) or purchased (put) and as a result bore the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options were valued at the last sale price, or if no sales were reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter were valued using prices supplied by the dealers.

      The Fund did not enter into option transactions during the period ended January 27, 2003.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may have entered into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may have arose upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts were marked to market using the forward foreign currency rate of the underlying currency and any gains or losses were recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts were used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements.

      At January 28, 2003, any forward currency exchange contracts held by the Fund were transferred to the Portfolio.

      FUTURES CONTRACTS

      The Fund may have entered into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposited either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments were made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and were recorded for financial statement purposes as unrealized gains or losses by the Fund. There were several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponded with the value of their underlying instruments or indices, which may not have correlated with changes in the value of hedged investments. Buying futures tended to increase the Fund's exposure to the underlying instrument, while selling futures tended to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there was the risk that the Fund may not have been able to enter into a closing transaction because of an illiquid secondary market. Losses may have arose if there was an illiquid secondary market or if the counterparties did not perform under the contract's terms. The Fund entered into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses were realized upon the expiration or closing of the futures contracts. Futures contracts were valued at the quoted daily settlement prices established by the exchange on which they trade.

      At January 28, 2003, any financial futures contracts held by the Fund were transferred to the Portfolio.

(7)   SECURITY LENDING:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund lent its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deemed to be creditworthy. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned was determined daily and any additional required collateral was allocated to the Fund on the next business day. For the duration of the loan, the Fund received the equivalent of the interest or dividends paid by the issuer on the securities loaned and also received compensation from the investment of the collateral. As with other extensions of credit, the Fund bore the risk of delay in recovery or even loss of rights in its securities on loan had the borrower of the securities failed financially or defaulted on its obligations to the Fund. In the event of borrower default, the Fund generally had the right to use the collateral to offset losses incurred. The Fund may

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      have incurred a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bore the risk in the event that the interest and/or dividends received on invested collateral was not sufficient to meet the Fund's obligations due on the loans.

(8)   LINE OF CREDIT:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund, other funds in the trust and subtrusts in the Portfolio Trust were parties to a committed line of credit facility, which enabled each portfolio or fund to borrow, in the aggregate, up to $25 million. Interest was charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, was allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended January 27, 2003 the commitment fee was $753 for the Fund.

      During the period ended January 27, 2003, the Fund had no borrowings under the credit facility.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                  SHARES     (NOTE 1A)
-------------------------------------------------------------------------------
EQUITIES -- 95.7%
AUSTRALIA -- 3.3%
Boral Ltd.                                                  58,400  $   162,205
John Fairfax Holdings Ltd.                                 132,800      245,365
OneSteel Ltd.                                              152,200      154,389
Origin Energy Ltd.                                         165,300      425,183
QBE Insurance Group Ltd.                                    74,500      377,408
West Australian Newspapers Holdings Ltd.                    97,000      298,700
Westpac Banking Corp.                                       20,200      183,927
                                                                    -----------
                                                                      1,847,177
                                                                    -----------
AUSTRIA -- 1.1%
Boehler-Uddeholm AG                                          3,300      168,000
OMV AG                                                       4,200      453,089
                                                                    -----------
                                                                        621,089
                                                                    -----------
BELGIUM -- 1.2%
Barco NV                                                     6,100      294,524
Delhaize Group                                               9,000      162,242
KBC Bankverzekeringsholding                                  6,100      184,892
                                                                    -----------
                                                                        641,658
                                                                    -----------
DENMARK -- 1.5%
Aktieselskabet Dampskibsselskabet Svendborg, Class B            21      239,611
Jyske Bank A/S*                                             14,500      408,823
TDC A/S                                                      8,600      202,693
                                                                    -----------
                                                                        851,127
                                                                    -----------
FINLAND -- 0.8%
Kesko Oyj, Class B                                          22,600      265,037
Nokia Oyj                                                   12,000      168,978
                                                                    -----------
                                                                        434,015
                                                                    -----------
FRANCE -- 7.1%
Banque National de Paris                                     8,800      351,994
Cap Gemini SA                                                5,900      156,195
Carrefour SA                                                 6,600      249,681
Clarins SA                                                   6,700      331,015
Michelin (C.G.D.E.), Class B                                 7,200      197,751
Orange SA*                                                  41,300      330,845
PSA Peugeot Citroen SA                                      11,500      449,213
Pernod-Ricard SA                                             2,500      212,803
Sanofi-Synthelabo SA                                         8,000      402,042
Societe Generale, Class A                                    4,400      226,926
Total SA Series B                                            3,515      444,396
Vallourec SA                                                 6,230      304,535
Vinci SA                                                     5,400      314,872
                                                                    -----------
                                                                      3,972,268
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                  SHARES     (NOTE 1A)
-------------------------------------------------------------------------------
GERMANY -- 6.8%
Altana AG                                                    8,564  $   400,611
BASF AG                                                     18,400      685,652
Continental AG*                                             15,000      213,184
Deutsche Boerse AG                                           8,600      328,060
E.On AG                                                     10,000      411,655
Gehe AG                                                      7,400      273,816
Hannover Rueckversicherungs AG*                             13,600      266,215
Puma AG                                                      3,200      260,530
SAP AG                                                       5,200      392,190
Thyssen Krupp AG                                            23,900      189,373
Volkswagon AG                                               10,350      329,841
                                                                    -----------
                                                                      3,751,127
                                                                    -----------
GREECE -- 1.1%
Alpha Bank AE                                               22,300      244,992
Hellenic Petroleum SA                                       28,000      147,093
Hellenic Technodomiki Tev SA                                37,300      215,462
                                                                    -----------
                                                                        607,547
                                                                    -----------
HONG KONG -- 2.7%
CNOOC Ltd.                                                 420,000      560,057
Cheung Kong Holdings Ltd.                                   42,000      232,639
China Telecom                                              118,500      234,745
Henderson Investment Ltd.                                  362,000      310,981
Hutchison Whampoa Ltd.                                      27,000      147,130
Regal Hotel International*                                     800            6
                                                                    -----------
                                                                      1,485,558
                                                                    -----------
IRELAND -- 2.2%
Allied Irish Banks PLC                                      11,500      158,052
Anglo Irish Bank Corp. PLC                                 103,800      742,143
DCC PLC                                                     29,900      316,104
                                                                    -----------
                                                                      1,216,299
                                                                    -----------
ITALY -- 2.7%
Banca Intesa Spa                                            76,000      168,978
ENI Spa                                                     40,050      535,155
Italcementi Spa                                             17,200      159,906
Parmalat Finanziaria Spa                                   102,024      202,377
Saipem Spa                                                  43,200      271,673
Unicredito Italiano Spa                                     39,600      150,629
                                                                    -----------
                                                                      1,488,718
                                                                    -----------
JAPAN -- 20.8%
Aiful Corp.                                                  3,800      125,519
Aisin Seiki Co. Ltd.                                        16,000      214,788
Bandai Co. Ltd.                                              8,300      312,823
Bank of Fukuoka Ltd.                                        68,000      254,561
Brother Industries Ltd.                                     47,000      298,552

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                  SHARES     (NOTE 1A)
-------------------------------------------------------------------------------
JAPAN (CONTINUED)
Canon, Inc.                                                 17,000  $   596,087
Citizen Electronics Co. Ltd.                                 2,200       87,575
Dai Nippon Printing Co. Ltd.                                21,000      201,694
Daito Trust Construction Co. Ltd.                           20,000      409,926
Diamond Lease Co. Ltd.                                       8,600      133,658
East Japan Railway Co.                                          92      403,625
Japan Telecom Holdings Co. Ltd.                                 96      260,998
Kansai Electric Power Co. Inc.                              19,300      292,925
Kirin Beverage Corp.                                        15,100      263,454
Kirin Brewery Co. Ltd.                                      30,000      225,375
Mitsubishi Estate Co. Ltd.                                  44,000      272,042
Mitsubishi Motor Corp.                                      65,000      402,981
Nippon Electric Glass Co. Ltd.                              29,000      311,688
Nippon Meat Packers, Inc.                                   19,000      182,807
Nippon Shinpan Co.                                         125,000      142,924
Nippon Telegraph and Telephone Corp.                           114      389,108
Nishin Flour Milling                                        33,000      235,894
Nissan Motor Co. Ltd.                                      111,000      742,695
Nok Corp.                                                   40,000      540,357
Ono Pharmaceutical Co. Ltd.                                  9,000      281,274
Pioneer Corp.                                                8,000      167,020
Ricoh Corp. Ltd.                                            16,000      251,105
Sankyo Co. Ltd.                                             26,200      348,387
Seino Transportation Co. Ltd.                               70,000      423,308
Shimachu Co. Ltd.                                           24,700      467,557
Shizuoka Bank Ltd.                                          46,000      298,044
Sony Corp.                                                   7,100      252,562
Sumitomo Rubber Industries Ltd.                             33,000      131,363
Takeda Chemical Industries Ltd.                             18,300      686,618
Tokyo Gas Co. Ltd.                                          88,000      274,278
Toyo Suisan Kaisha Ltd.                                     27,000      273,041
Toyota Motor Co.                                            17,700      395,016
                                                                    -----------
                                                                     11,551,629
                                                                    -----------
NETHERLANDS -- 3.4%
DSM NV                                                       3,400      130,958
Euronext NV                                                 10,700      190,556
Heineken NV                                                  5,000      185,228
Koninklijke KPN NV*                                         36,400      233,273
TPG NV                                                      10,800      164,322
Unilever NV                                                  8,200      487,523
Wereldhave NV                                                9,000      480,744
                                                                    -----------
                                                                      1,872,604
                                                                    -----------
NEW ZEALAND -- 1.3%
Fletcher Building Ltd.                                     200,200      379,315
Lion Nathan Ltd.                                           116,700      367,115
                                                                    -----------
                                                                        746,430
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                  SHARES     (NOTE 1A)
-------------------------------------------------------------------------------
SINGAPORE -- 1.1%
Fraser & Neave Ltd.                                         67,700  $   303,192
Keppel Corp. Ltd.                                          138,900      330,714
Sembcorp Industries Ltd.                                       153           95
                                                                    -----------
                                                                        634,001
                                                                    -----------
SPAIN -- 4.2%
Actividades de Construccion y Servicios SA                  15,000      528,710
Compania Espanola de Petroleos SA                           17,400      368,665
Endesa SA                                                        1           12
Inmobiliria Urbis SA                                        28,300      188,458
Metrovacesa SA                                              17,600      500,848
Red Electrica de Espana                                     22,600      270,456
Repsol SA                                                   31,900      459,630
                                                                    -----------
                                                                      2,316,779
                                                                    -----------
SWEDEN -- 2.1%
Electrolux AB, Class B                                      23,600      375,161
Getinge Indutrier AB, Class B                               14,500      263,063
Skandinaviska Enskilda Banken AB                            19,000      165,053
Tele2 AB, Class B*                                          12,800      388,044
                                                                    -----------
                                                                      1,191,321
                                                                    -----------
SWITZERLAND -- 6.4%
Geberit AG Registered Shares*                                1,220      382,039
Givaudan Registered Shares                                     460      175,510
Helvetia Patria Holding Registered Shares                    1,500      141,138
Logitech Intenational SA*                                    8,060      236,901
Lonza Group AG Registered Shares                             2,900      164,256
Micronas Semiconductor Holding AG Registered Shares*        24,900      589,175
Novartis AG                                                 17,870      661,338
SGS Societe Generale de Surveillance Holding SA                830      266,970
Swisscom AG Registered Shares                                2,070      635,969
UBS AG Registered Shares*                                    6,600      280,612
                                                                    -----------
                                                                      3,533,908
                                                                    -----------
UNITED KINGDOM -- 25.9%
Alliance & Leicester PLC                                    36,000      441,216
Alliance Unichem PLC                                        41,900      289,376
Anglo American PLC                                          12,150      172,625
Astrazeneca PLC                                              5,300      180,673
BG PLC                                                      39,600      150,358
BP Amoco PLC                                               149,400      947,398
BT Group PLC                                               137,500      341,169
Barclays PLC                                                26,100      150,557
Barratt Developments PLC                                    51,800      319,272
Billiton PLC                                                76,100      381,251
Bradford & Bingley PLC                                     108,100      483,908
British Airways PLC*                                       162,900      267,745
Centrica PLC                                                64,200      146,358

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                  SHARES     (NOTE 1A)
-------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Galen Holdings PLC                                          54,500  $   350,126
Glaxo Wellcome PLC                                          22,400      394,013
HBOS PLC                                                    61,900      635,385
Imperial Tobacco Group PLC                                  19,400      308,131
Inchcape PLC                                                31,000      385,570
International Power PLC*                                    53,000       70,569
Jarvis PLC                                                  72,800      287,058
Johnston Press PLC                                          29,300      155,124
Kelda Group PLC                                             80,200      519,033
Land Securities Group PLC                                   25,500      295,199
Marks & Spencer Group PLC                                   59,223      263,941
National Grid Transco PLC                                   24,400      149,427
Northern Rock PLC                                           68,300      701,079
Reckitt Benckiser PLC                                       40,500      663,744
Royal Bank of Scotland Group PLC                            41,508      934,789
Sainsbury J PLC                                             68,000      236,428
Securicor PLC                                              205,100      277,950
Severn Trent PLC                                            36,100      408,495
Shell Transport & Trading Co. PLC                          110,400      667,371
Standard Chartered PLC                                      23,200      246,941
Travis Perkins PLC                                          17,000      266,653
Vodafone Group PLC                                         695,000    1,241,167
Whitebread Holdings PLC                                     28,500      236,017
Wimpey (George) PLC                                        113,400      427,433
                                                                    -----------
                                                                     14,393,549
                                                                    -----------
TOTAL EQUITIES (COST $53,635,819)                                    53,156,804
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR
                                                                    VALUE/       VALUE
SECURITY                                        RATE    MATURITY    SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.2%
CASH EQUIVALENTS -- 12.3%
American Express Centurion Bank Eurodollar
  Time Deposit(a)                               1.270% 04/30/2003  $1,081,646  $ 1,081,646
Bank of Montreal Eurodollar Time Deposit(a)     1.250% 04/30/2003      58,128       58,128
Credit Agricole Indosuez Eurodollar Time
  Deposit(a)                                    1.270% 04/07/2003   1,243,893    1,243,893
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(a)                                                 216,329      216,329
Goldman Sachs Group, Inc. Repurchase
  Agreement with a maturity value of
  $1,947,042, collateralized by equity
  securities with a market value of
  $1,985,902.(a)                                1.488% 04/01/2003   1,946,963    1,946,963
Merrill Lynch & Co. Repurchase Agreement with
  a maturity value of $1,460,281,
  collateralized by equity securities with a
  market value of $1,489,426.(a)                1.478% 04/01/2003   1,460,222    1,460,222
Royal Bank of Canada Eurodollar Time
  Deposit(a)                                    1.350% 04/01/2003     811,234      811,234
                                                                               -----------
                                                                                 6,818,415
                                                                               -----------
U.S. GOVERNMENT AGENCY -- 1.3%
FHLMC Discount Note=/=+                         1.163% 06/12/2003     700,000      698,418
                                                                               -----------
REPURCHASE AGREEMENTS -- 1.6%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/03,
with a maturity value of $910,108 and an effective yield of
0.35%, collateralized by a U.S. Treasury Bill with a maturity
date of 06/26/03 and a market value of $937,852.                                   910,099
                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS (COST $8,426,925)                                   8,426,932
                                                                               -----------

TOTAL INVESTMENTS -- 110.9% (COST
 $62,062,744)                             $  61,583,736
OTHER ASSETS, LESS LIABILITIES --
(10.9%)                                      (6,072,670)
                                          -------------
NET ASSETS -- 100.0%                      $  55,511,066
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC - Federal Home Loan Mortgage Corporation

(a)  Represents investments of security lending collateral (Note 6).
*    Non-income producing security.
+    Denotes all or part of security segregated as collateral.
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PERCENTAGE
INDUSTRY SECTOR                                               OF NET ASSETS
---------------------------------------------------------------------------
Financials                                                            21.1%
Short-Term Investments                                                15.2%
Consumer Discretionary                                                13.5%
Energy                                                                 9.8%
Consumer Staples                                                       9.3%
Industrials                                                            8.7%
Health Care                                                            8.1%
Telecommunication Services                                             7.7%
Materials                                                              6.8%
Information Technology                                                 6.1%
Utilities                                                              4.6%
                                                              ------------
  Total Investments                                                  110.9%
                                                              ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities
    on loan of $6,429,191 (Note 6)) (identified cost,
    $62,062,744)                                                    $61,583,736
  Cash                                                                    1,411
  Foreign currency, at value (identified cost,
    $231,862)                                                           240,494
  Receivable for investments sold                                       519,608
  Interest and dividends receivable                                     299,050
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                          63,022
                                                                    -----------
    Total assets                                                     62,707,321
LIABILITIES
  Payable for investments purchased                      $ 256,956
  Payable for variation margin on open financial
    futures contracts (Note 5)                              71,427
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                             19,489
  Payable for closed forward foreign currency exchange
    contracts (Note 5)                                         744
  Payable upon return of securities loaned (Note 6)      6,818,415
  Accrued accounting and custody fees                       19,001
  Accrued trustees' fees and expenses (Note 2)               1,140
  Accrued expenses and other liabilities                     9,083
                                                         ---------
    Total liabilities                                                 7,196,255
                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $55,511,066
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                            STATEMENT OF OPERATIONS
 FOR THE PERIOD JANUARY 28, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31,
                                2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $38,705)                                                         $  304,708
  Interest income (including securities lending income
    of $4,311 (Note 6))                                                   5,645
                                                                     ----------
    Total income                                                        310,353
EXPENSES
  Investment advisory fee (Note 2)                       $   76,094
  Accounting and custody fees                                33,601
  Legal and audit services                                    6,428
  Insurance expense                                           2,196
  Trustees' fees and expenses (Note 2)                        1,140
  Miscellaneous                                                 425
                                                         ----------
    Total expenses                                          119,884
Deduct:
  Waiver of investment advisory fee (Note 2)                (13,116)
                                                         ----------
      Net expenses                                                      106,768
                                                                     ----------
        Net investment income                                           203,585
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (1,754,356)
    Financial futures contracts                            (214,871)
    Foreign currency transactions and forward foreign
      currency exchange contracts                            98,652
                                                         ----------
      Net realized loss                                              (1,870,575)
  Change in unrealized appreciation (depreciation)
    Investment securities                                   786,818
    Financial futures contracts                             106,834
    Foreign currency and forward foreign currency
      exchange contracts                                    (84,857)
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                  808,795
                                                                     ----------
    Net realized and unrealized loss                                 (1,061,780)
                                                                     ----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (858,195)
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE PERIOD FROM
                                                              JANUARY 28, 2003
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               MARCH 31, 2003
                                                                 (UNAUDITED)
                                                             -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                          $   203,585
  Net realized loss                                               (1,870,575)
  Change in net unrealized appreciation (depreciation)               808,795
                                                                 -----------
  Net decrease in net assets from investment operations             (858,195)
                                                                 -----------
CAPITAL TRANSACTIONS
  Assets contributed by Standish International Equity Fund
    (including unrealized depreciation of $1,307,052)             55,539,566
  Contributions                                                    1,545,405
  Withdrawals                                                       (715,710)
  Net increase in net assets from capital transactions            56,369,261
                                                                 -----------
TOTAL INCREASE IN NET ASSETS                                      55,511,066
NET ASSETS
  At beginning of period                                                  --
                                                                 -----------
  At end of period                                               $55,511,066
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                    JANUARY 28, 2003
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                   TO MARCH 31, 2003
                                                                      (UNAUDITED)
                                                              ----------------------------
TOTAL RETURN+                                                             (1.51)%+++
RATIOS:
  Expenses (to average daily net assets)*                                  1.12%++
  Net Investment Income (to average daily net assets)*                     2.14%++
  Portfolio Turnover                                                         19%+++
  Net Assets, End of Period (000's omitted)                             $55,511

----------

* For the period indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                      1.26%++
  Net investment income                                         2.00%++

+ Total return for the Portfolio has been calculated based on the total return for the investee Fund, assuming all distributions were reinvested, and adjusted for the differences in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
++   Computed on an annualized basis.
+++  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada.

      At March 31, 2003, there were two funds, Standish International Equity Fund and Dreyfus Premier International Equity Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At March 31, 2003, the Standish International Equity Fund and the Dreyfus Premier International Equity Fund held approximately 99.9% and 0.1% interests in the Portfolio, respectively.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Portfolio's average daily net assets for the period from January 28, 2003 through February 28, 2003 and 1.25% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily did not impose $13,116 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director,

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2003 were $10,325,600 and $10,212,855, respectively. For the period ended March 31, 2003, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)   FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $62,062,744
                                                                    ==========
      Gross unrealized appreciation                                  4,085,778
      Gross unrealized depreciation                                 (4,564,786)
                                                                    ----------
      Net unrealized depreciation                                   $ (479,008)
                                                                    ==========
                                                                    ==========

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio did not enter into option transactions during the period ended March 31, 2003.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At March 31, 2003, the Portfolio held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                   LOCAL PRINCIPAL    CONTRACT        MARKET          AGGREGATE      UNREALIZED
         CONTRACTS TO RECEIVE                          AMOUNT        VALUE DATE        VALUE         FACE AMOUNT    GAIN/(LOSS)
         -----------------------------------------------------------------------------------------------------------------------
         Euro                                           2,181,000    06/20/2003   $     2,370,498  $    2,307,476   $     63,022
         Japanese Yen                                  49,060,000    06/12/2003           416,524         421,098         (4,574)
                                                                                  ---------------  --------------   ------------
         TOTAL                                                                    $     2,787,022  $    2,728,574   $     58,448
                                                                                  ===============  ==============   ============

                                                  LOCAL PRINCIPAL    CONTRACT         MARKET          AGGREGATE      UNREALIZED
         CONTRACTS TO DELIVER                         AMOUNT        VALUE DATE         VALUE         FACE AMOUNT        LOSS
         ------------------------------------------------------------------------------------------------------------------------
         Euro                                         1,086,000     06/18/2003    $     1,180,437  $    1,165,522   $     (14,915)

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                    STANDISH INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2003, the Portfolio held the following futures contracts:

                                                                   EXPIRATION   UNDERLYING FACE  UNREALIZED GAIN
         CONTRACT                                       POSITION      DATE      AMOUNT AT VALUE      (LOSS)
         -------------------------------------------------------------------------------------------------------
         MSCI (110 contracts)                              Long    6/20/2003      $1,483,746        $(62,456)
         Topix Futures (8 contracts)                       Long    6/12/2003         528,161           3,811
                                                                                                    --------
                                                                                                    $(58,645)
                                                                                                    ========

(6)   SECURITY LENDING

      The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

      At March 31, 2003 the Portfolio loaned securities having a market value of $6,429,191. The Portfolio received cash collateral of $6,818,415 which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(7)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended
      March 31, 2003, the commitment fee was $399 for the Portfolio.

      During the period ended March 31, 2003, the Portfolio had no borrowings under the credit facility.

(8)   TRANSFER OF ASSETS:

      Investment operations began on January 28, 2003 with the acquisition of the investable assets of Standish International Equity Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $55,539,566, including net unrealized depreciation of $1,307,052. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Director and Vice            29               None
c/o Standish Mellon Asset       President       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place                                                      Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2000; Pricing
Boston, MA 02108                                                      Analyst, PFPC
4/7/75                                                                1997-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                      [LOGO] Standish Funds(R)
                             Mellon Financial Center
                             One Boston Place
                             Boston, MA 02108-4408
                             1.800.221.4795
                             www.standishmellon.com

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INTERNATIONAL SMALL CAP FUND

                     Financial Statements for the Year Ended
                                 March 31, 2003

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish International Small Cap
    Portfolio ("Portfolio"), at value (Note 1A)                  $42,454,611
  Receivable for Fund shares sold                                        725
  Prepaid expenses                                                    13,161
                                                                 -----------
    Total assets                                                  42,468,497
LIABILITIES
  Accrued accounting, custody and transfer agent fees    $2,782
  Accrued trustees' fees and expenses (Note 2)              424
  Accrued expenses and other liabilities                 11,048
                                                         ------
    Total liabilities                                                 14,254
                                                                 -----------
NET ASSETS                                                       $42,454,243
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $46,224,683
  Accumulated net realized loss                                   (5,223,674)
  Undistributed net investment income                                 83,245
  Net unrealized appreciation                                      1,369,989
                                                                 -----------
TOTAL NET ASSETS                                                 $42,454,243
                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                          4,763,064
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                $      8.91
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income
    of $11,498 (Note 7))                                           $    13,152
  Dividend income (net of foreign withholding taxes of
    $14,905)                                                           136,593
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $28,520)                              225,415
  Interest income allocated from Portfolio                               8,830
  Expenses allocated from Portfolio                                    (99,655)
                                                                   -----------
    Net investment income allocated from Portfolio                     284,335
EXPENSES
  Investment advisory fee (Note 2)                       $121,826
  Accounting, custody, and transfer agent fees             63,846
  Legal and audit services                                 20,591
  Registration fees                                         9,399
  Insurance expense                                         3,118
  Trustees' fees and expenses (Note 2)                      2,439
  Miscellaneous                                             5,250
                                                         --------
    Total expenses                                        226,469

Deduct:
  Waiver of investment advisory fee (Note 2)              (46,229)
  Reimbursement of Fund operating expenses (Note 2)       (27,905)
                                                         --------
    Total expense deductions                              (74,134)
                                                         --------
      Net expenses                                                     152,335
                                                                   -----------
        Net investment income                                          132,000
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                     (893,000)
    Financial futures contracts                           (80,089)
    Foreign currency transactions and forward foreign
     currency exchange contracts                           (1,408)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                     (372,659)
    Financial futures contracts                           (99,470)
    Foreign currency transactions and forward foreign
     currency exchange contracts                          (10,867)
                                                         --------
      Net realized loss                                             (1,457,493)
  Change in unrealized appreciation (depreciation)
    Investment securities                                1,797,640
    Financial futures contracts                           (37,341)
    Foreign currency and forward foreign currency
     exchange contracts                                    16,726
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                (538,902)
    Financial futures contracts                            27,217
    Foreign currency and forward foreign currency
     exchange contracts                                    (9,755)
                                                         --------
      Change in net unrealized appreciation
       (depreciation)                                                1,255,585
                                                                   -----------
    Net realized and unrealized loss on investments                   (201,908)
                                                                   -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $   (69,908)
                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   132,000        $   273,114
  Net realized loss                                         (1,457,493)        (1,908,161)
  Change in net unrealized appreciation (depreciation)       1,255,585          1,623,497
                                                           -----------        -----------
  Net decrease in net assets from investment operations        (69,908)           (11,550)
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                  (172,997)          (318,545)
                                                           -----------        -----------
  Total distributions to shareholders                         (172,997)          (318,545)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                          12,261,339         19,481,525
  Value of shares issued to shareholders in payment of
    distributions declared                                     124,341            237,791
  Cost of shares redeemed                                   (3,458,911)        (8,005,015)
                                                           -----------        -----------
  Net increase in net assets from Fund share
    transactions                                             8,926,769         11,714,301
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS                                 8,683,864         11,384,206
NET ASSETS
  At beginning of period                                    33,770,379         22,386,173
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of $83,245 and $124,242)             $42,454,243        $33,770,379
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD
                                                 SIX MONTHS          YEAR ENDED          FEBRUARY 1, 2000
                                                   ENDED           SEPTEMBER 30,         (COMMENCEMENT OF
                                               MARCH 31, 2003  ----------------------       OPERATIONS)
                                                (UNAUDITED)       2002        2001     TO SEPTEMBER 30, 2000
                                               --------------  ----------  ----------  ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  8.91       $  8.55     $ 10.65           $ 10.00
                                                  -------       -------     -------           -------
FROM INVESTMENT OPERATIONS:
  Net investment income(1)*                          0.03          0.09        0.11              0.09
  Net realized and unrealized gain (loss) on
    investments                                      0.01(2)       0.38(2)    (1.89)             0.63
                                                  -------       -------     -------           -------
Total from investment operations                     0.04          0.47       (1.78)             0.72
                                                  -------       -------     -------           -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (0.04)        (0.11)      (0.08)            (0.07)
  From net realized gain on investments                --            --       (0.24)               --
                                                  -------       -------     -------           -------
Total distributions to shareholders                 (0.04)        (0.11)      (0.32)            (0.07)
                                                  -------       -------     -------           -------
NET ASSET VALUE, END OF PERIOD                    $  8.91       $  8.91     $  8.55           $ 10.65
                                                  =======       =======     =======           =======
TOTAL RETURN+++                                      0.44%++       5.39%     (17.13)%            7.19%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*            1.30%+        1.25%       1.25%             1.25%+
  Net Investment Income (to average daily net
    assets)*                                         0.68%+        0.96%       1.10%             1.21%+
  Portfolio Turnover(3)                                15%++         69%         89%               70%++
  Net Assets, End of Period (000's omitted)       $42,454       $33,770     $22,386           $17,092

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share(1)                $  0.01      $     0.04  $     0.04         $  0.01
Ratios (to average daily net assets):
  Expenses                                           1.74%+          1.82%       1.98%           2.29%+
  Net investment income                              0.24%+          0.39%       0.37%           0.17%+

(1)  Calculated based on average shares outstanding.
(2) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(3) Portfolio turnover represents activity while the Fund was investing directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the objective of the Fund was to achieve long-term growth of capital. The Fund sought to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

      Effective January 28, 2003, the objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of the Standish International Small Cap Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Prior the Fund's investment in the Portfolio on January 28, 2003, securities for which quotations were readily available were valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities were primarily traded. Securities (including illiquid securities) for which quotations were not readily available were valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund were valued at amortized cost, which approximated market value. If the Fund acquired a short-term instrument with more than sixty days remaining to its maturity, it was valued at current market value until the sixtieth day prior to maturity and would then have been valued at amortized value based upon the value on such date unless the Trustees determined during such sixty-day period that amortized value did not represent fair value.

      Effective January 28, 2003, the Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. REPURCHASE AGREEMENTS

      Prior to the Fund's investment in the Portfolio on January 28, 2003, it was the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements was held at the custodian in a segregated account for

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      the benefit of the Fund and the counterparty. Additionally, procedures had been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund held its investments directly. Securities transactions were recorded as of the trade date. Interest income was determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income was recorded on the ex-dividend date. Realized gains and losses from securities sold were recorded on the identified cost basis. The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's book and the U.S. dollar equivalent amounts usually received or paid.

      Effective January 28, 2003, securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      D. FOREIGN CURRENCY TRANSACTIONS

      Prior to the Fund's investment in the Portfolio on January 28, 2003, investment security valuations, other assets, and liabilities initially expressed in foreign currencies were converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses were converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts were included in net realized gains or losses.

      Please see Note 1E of the Portfolio's Notes to Financial Statements (which are included elsewhere in this report) for a discussion of the Portfolio's treatment of foreign currency transactions.

      E. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that were not inherent in investments in domestic securities. These risks may have involved adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may have been more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. After January 28, 2003, the Fund bears these risks indirectly through its investment in the Portfolio.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs) and post-October loss deferrals.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, earned an investment advisory fee from the Fund for overall investment advisory, administrative services, and general office facilities. The fee was paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.25% of the Fund's average daily net assets for the period ended January 27, 2003. Pursuant to this agreement, for the period ended January 27, 2003, Standish Mellon voluntarily did not impose $46,229 of its investment advisory fees. This agreement was voluntary and temporary and may have been discontinued or revised by Standish Mellon at any time.

      From and after January 28, 2003 (the date of the Fund's investment in the Portfolio), the Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.25% of the Fund's average daily net assets for the period from January 28, 2003 through February 28, 2003 and to 1.50% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily reimbursed the Fund for $27,905 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      Effective January 28, 2003, the Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to shares of the Fund purchased on or after January 28, 2003. For the period ended March 31, 2003, the Fund received no redemption fees.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)   INVESTMENT TRANSACTIONS:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, purchases and sales of investments, other than short-term obligations, aggregated $10,729,628 and $5,268,538, respectively. On January 28, 2003, the Fund transferred all of its investable assets with a value of $39,675,881, including unrealized appreciation of $1,891,429, to the Portfolio in exchange for an interest in the Portfolio. Increases and decreases in the Fund's investment in the Portfolio for the period from January 28, 2003 to March 31, 2003 aggregated $3,793,043 and $144,467, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2003        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2002
                                                                  ----------------  ---------------------
         Shares sold                                                  1,342,494           1,978,176
         Shares issued to shareholders in payment of
           distributions declared                                        13,770              24,617
         Shares redeemed                                               (381,631)           (833,631)
                                                                     ----------          ----------
         Net increase                                                   974,633           1,169,162
                                                                     ==========          ==========

      At March 31, 2003, two shareholders of record held approximately 19% and 11% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5)   FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

(6)   FINANCIAL INSTRUMENTS:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the following instruments were used by the Fund for hedging purposes as described below. However, these instruments may also have been used to seek to enhance potential gain in circumstances where hedging was not involved. The nature, risks and objectives of these instruments were set forth more fully in the Fund's Prospectus and Statement of Additional Information. Please see Note 5 of the Portfolio's Notes to Financial Statements (which are included elsewhere in this report) for a discussion of certain financial instruments in which the Portfolio may invest.

      The Fund traded the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may have used options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tended to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tended to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Losses may have arose from changes in the value of the underlying instruments, if there was an illiquid secondary market for the contract or if the counterparty did not perform under the contract's terms.

      Premiums received from writing options which expired were treated as realized gains. Premiums received from writing options which were exercised or were closed were added to or offset against the proceeds or amount paid on the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      transaction to determine the realized gain or loss. Realized gains and losses on purchased options were included in realized gains and losses on investment securities, except purchased options on foreign currency which were included in realized gains and losses on foreign currency transactions. If a put option written by the Fund was exercised, the premium reduced the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, had no control over whether the underlying securities may have been sold (call) or purchased (put) and as a result bore the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options were valued at the last sale price, or if no sales were reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter were valued using prices supplied by the dealers.

      The Fund did not enter into option transactions during the period ended January 27, 2003.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may have entered into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may have arose upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts were marked to market using the forward foreign currency rate of the underlying currency and any gains or losses were recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts were used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements.

      At January 28, 2003, any forward currency exchange contracts held by the Fund were transferred to the Portfolio.

      FUTURES CONTRACTS

      The Fund may have entered into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposited either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments were made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and were recorded for financial statement purposes as unrealized gains or losses by the Fund. There were several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponded with the value of their underlying instruments or indices, which may not have correlated with changes in the value of hedged investments. Buying futures tended to increase the Fund's exposure to the underlying instrument, while selling futures tended to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there was the risk that the Fund may not have been able to enter into a closing transaction because of an illiquid secondary market. Losses may have arose if there was an illiquid secondary market or if the counterparties did not perform under the contract's terms. The Fund entered into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses were realized upon the expiration or closing of the futures contracts. Futures contracts were valued at the quoted daily settlement prices established by the exchange on which they trade.

      At January 28, 2003, any financial futures contracts held by the Fund were transferred to the Portfolio.

(7)   SECURITY LENDING:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund lent its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deemed to be creditworthy. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned was determined daily and any additional required collateral was allocated to the Fund on the next business day. For the duration of the loan, the Fund received the equivalent of the interest or dividends paid by the issuer on the securities loaned and also received compensation from the investment of the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      collateral. As with other extensions of credit, the Fund bore the risk of delay in recovery or even loss of rights in its securities on loan had the borrower of the securities failed financially or defaulted on its obligations to the Fund. In the event of borrower default, the Fund generally had the right to use the collateral to offset losses incurred. The Fund may have incurred a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bore the risk in the event that the interest and/or dividends received on invested collateral was not sufficient to meet the Fund's obligations due on the loans.

(8)   LINE OF CREDIT:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund, other funds in the trust and subtrusts in the Portfolio Trust were parties to a committed line of credit facility, which enabled each portfolio or fund to borrow, in the aggregate, up to $25 million. Interest was charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, was allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended January 27, 2003 the commitment fee was $498 for the Fund.

      During the period ended January 27, 2003, the Fund had no borrowings under the credit facility.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 VALUE
SECURITY                                                            SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------
EQUITIES -- 95.8%
AUSTRALIA -- 4.3%
Adelaide Bank Ltd.                                                    84,400  $   369,465
Boral Ltd.                                                           116,300      323,021
Centro Properties Group                                               53,500      121,460
Investa Property Group                                               217,300      265,036
Leighton Holdings Ltd.                                                27,000      143,463
OneSteel Ltd.                                                        197,400      200,239
Origin Energy Ltd.                                                    66,800      171,822
West Australian Newspapers Holdings Ltd.                              69,300      213,401
                                                                              -----------
                                                                                1,807,907
                                                                              -----------
AUSTRIA -- 0.4%
Boehler-Uddeholm AG                                                    3,300      168,000
                                                                              -----------
BELGIUM -- 1.7%
Barco NV                                                               3,400      164,161
Colruyt SA                                                             4,224      255,047
Mobistar SA*                                                          10,200      289,375
                                                                              -----------
                                                                                  708,583
                                                                              -----------
CANADA -- 4.3%
Axcan Pharma, Inc.*                                                   16,700      172,645
Bonavista Petroleum Ltd.*                                              7,200      157,829
Cascades, Inc.                                                        20,800      183,201
Fortis, Inc.                                                           7,300      247,504
G.T.C. Transcontinental Group Ltd., Class A                            8,200      183,431
Industrial Alliance Life Insurance Co.                                 7,300      178,739
MacDonald, Dettwiler & Associates Ltd.*                                9,900      147,998
Metro Inc., Class A                                                   17,100      204,693
Peyto Exploration & Development Corp.*                                19,600      175,298
Wheaton River Minerals Ltd.*                                         214,700      181,071
                                                                              -----------
                                                                                1,832,409
                                                                              -----------
DENMARK -- 0.8%
Danske Traelast                                                        8,000      190,314
Jyske Bank A/S*                                                        5,700      160,710
                                                                              -----------
                                                                                  351,024
                                                                              -----------
FINLAND -- 1.5%
Amer Group Ltd.                                                        6,900      215,081
Elcoteq Network Corp.                                                 14,300      202,612
Kone Oyj, Class B                                                      6,900      209,441
                                                                              -----------
                                                                                  627,134
                                                                              -----------
FRANCE -- 6.9%
CNP Assurances                                                         7,350      266,598
Ciments Francais, Class A                                              3,600      179,820
Clarins SA                                                             3,700      182,799

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 VALUE
SECURITY                                                              SHARES    (NOTE 1A)
-----------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Dassault Systemes SA                                                   5,300  $   116,800
Eiffage                                                                2,511      184,046
Euler SA                                                               4,900      133,513
Gecina SA                                                              1,252      132,976
Groupe SEB                                                             1,800      146,352
Imerys SA                                                              1,600      185,196
Marionnaud Parfumeries*                                                5,398      123,196
Michelin (C.G.D.E.), Class B                                           4,900      134,581
Neopost SA*                                                            6,000      168,063
Pierre & Vacances                                                      1,800       82,396
Publicis Groupe                                                        6,900      117,016
Remy Cointreau                                                         7,650      203,524
Spir Communications                                                    1,700      126,734
Vallourec SA                                                           2,520      123,183
Vinci SA                                                               3,100      180,760
Zodiac SA                                                              8,300      140,577
                                                                              -----------
                                                                                2,928,130
                                                                              -----------
GERMANY -- 5.7%
Aareal Bank AG*                                                        9,300      106,429
Altana AG                                                              4,000      187,114
Bilfinger Berger AG                                                   10,700      227,408
Celanese AG                                                            7,500      125,066
Continental AG*                                                       11,800      167,705
Deutsche Boerse AG                                                     6,500      247,952
Hannover Rueckversicherungs AG*                                        8,550      167,363
Medion AG                                                              6,300      195,005
Puma AG                                                                4,900      398,936
Stada Arzneimittel AG                                                  5,330      251,537
Thyssen Krupp AG                                                      20,600      163,226
United Internet AG Registered Shares*                                 16,414      166,373
                                                                              -----------
                                                                                2,404,114
                                                                              -----------
GREECE -- 0.3%
Intralot SA                                                           10,900      142,559
                                                                              -----------
HONG KONG -- 2.6%
Cosco Pacific Ltd.                                                   296,000      261,873
Industrial & Commercial Bank of China Ltd.                           489,000      413,812
Kingboard Chemical Holdings Ltd.                                     190,000      166,876
SmarTone Telecommunications Holdings Ltd.                            120,000      144,630
TCL International Holdings Ltd.                                      610,000      140,002
                                                                              -----------
                                                                                1,127,193
                                                                              -----------
IRELAND -- 2.0%
Anglo Irish Bank Corp. PLC                                            44,100      315,304
DCC PLC                                                               18,100      191,354

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 VALUE
SECURITY                                                            SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------
IRELAND (CONTINUED)
Fyffes PLC*                                                          149,500  $   202,046
Grafton Group PLC*                                                    43,400      148,054
                                                                              -----------
                                                                                  856,758
                                                                              -----------
ITALY -- 3.3%
Banca Popolare di Bergamo                                              6,400      114,954
Beni Stabili Spa                                                     322,300      140,159
Davide Campari - Milano Spa*                                           4,900      155,836
Merloni Elettrodemestici Spa                                          23,500      263,042
Parmalat Finanziaria Spa                                              80,808      160,292
Permasteelisa Spa                                                     11,900      199,826
Recordati Spa                                                         12,500      167,027
Saipem Spa                                                            31,100      195,579
                                                                              -----------
                                                                                1,396,715
                                                                              -----------
JAPAN -- 20.6%
Alpine Electronics, Inc.                                              18,700      207,637
Arrk Corp.                                                             7,800      264,911
Asian Industry Co. Ltd.                                               15,000      104,303
Bandai Co. Ltd.                                                        7,600      286,440
Brother Industries Ltd.                                               39,000      247,734
Cosel Co. Ltd.                                                        13,500      240,683
Creed Corp.*                                                             123      101,050
Daicel Chem Industries Ltd.                                           45,000      146,735
Daito Trust Construction Co. Ltd.                                      8,800      180,368
Diamond Lease Co. Ltd.                                                18,000      279,749
Doshisha Co. Ltd.                                                     11,600      160,241
Drake Beam Morin-Japan, Inc.                                           7,600      267,130
Fujirebio, Inc.                                                       25,000      189,083
Fujitec Co. Ltd.                                                      41,000      194,461
Glory Ltd.                                                            12,000      214,449
Index Corp.                                                               38      151,910
Kawasaki Kisen                                                        77,000      170,213
Kirin Beverage Corp.                                                  13,400      233,793
Kose Corp.                                                             6,600      205,708
Kuraya Saneido, Inc.                                                  28,600      216,068
Mandom Corp.                                                          15,000      278,225
Matsumotokiyoshi Co. Ltd.                                              5,000      215,127
Mitsui Trust Holdings, Inc.                                          100,000      179,554
Nippon Electric Glass Co. Ltd.                                        23,000      247,201
Nippon Shokubai Co. Ltd.                                              63,000      304,142
Nissen Co. Ltd.                                                       23,000      196,748
Nissin Co. Ltd.                                                       68,000      279,326
Nok Corp.                                                             26,000      351,232
Rohto Pharmaceutical Co. Ltd.                                         25,800      179,837
Sanyo Shokai Ltd.                                                     45,000      221,436
Seino Transportation Co. Ltd.                                         35,000      211,654
Shimachu Co. Ltd.                                                     15,500      293,406
Showa Corp.                                                           33,000      283,408
Showa Denko K.K.*                                                    146,000      189,193

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 VALUE
SECURITY                                                            SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Sumisho Lease Co. Ltd.                                                10,000  $   138,901
Sumitomo Rubber Industries Ltd.                                       45,000      179,131
Takara Co. Ltd.                                                       23,600      140,117
Toho Gas Co. Ltd.                                                     92,000      236,097
USS Co. Ltd.                                                           7,300      361,074
Yamaha Corp.                                                          19,300      218,222
                                                                              -----------
                                                                                8,766,697
                                                                              -----------
NETHERLANDS -- 5.0%
ASM International NV*                                                  9,200       91,347
CSM NV                                                                 6,900      137,697
Corio NV                                                              10,700      317,204
DSM NV                                                                 4,600      177,178
Elsevier NV                                                           14,400      144,861
Euronext NV                                                            7,500      133,567
Fugro NV                                                               3,900      147,241
Heijmans NV                                                           10,900      169,289
Rodamco Europe NV                                                      3,700      166,749
Sigro Beheer                                                           3,700      150,820
Unique International NV                                               11,800      124,750
VNU NV                                                                 5,700      144,625
Wereldhave NV                                                          4,300      229,689
                                                                              -----------
                                                                                2,135,017
                                                                              -----------
NEW ZEALAND -- 0.4%
Sky City Ltd.                                                         43,800      191,695
                                                                              -----------
NORWAY -- 0.4%
Ekornes ASA                                                           13,800      160,282
                                                                              -----------
PORTUGAL -- 0.6%
Portucel Empresa Produtora de Pasta e Papel
  SA                                                                 130,100      172,991
Semapa - Sociedade de Investimento e Gestao,
  SGPS, SA                                                            36,100      104,659
                                                                              -----------
                                                                                  277,650
                                                                              -----------
SINGAPORE -- 0.5%
Keppel Corp. Ltd.                                                     82,000      195,238
                                                                              -----------
SOUTH KOREA -- 0.7%
Handsome Co. Ltd.                                                     17,300       98,956
Hyundai Mobis                                                          5,900       90,860
Pantech Co. Ltd.                                                      11,400      103,056
                                                                              -----------
                                                                                  292,872
                                                                              -----------
SPAIN -- 4.7%
Actividades de Construccion y Servicios SA                             8,100      285,504
Aguas de Barcelona                                                    10,700      116,503
Compania Espanola de Petroleos SA                                     10,200      216,114
Corporacion Mapfre, Compania Internacional de
  Reaseguros SA                                                       19,200      156,109

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 VALUE
SECURITY                                                            SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------
SPAIN (CONTINUED)
Grupo Auxiliar Metalurgico SA*                                        12,400  $   228,399
Grupo Empresarial Ence SA                                              8,400      128,172
Indra Sistemas SA                                                     19,400      143,780
Inmobiliria Urbis SA                                                  41,800      278,358
Red Electrica de Espana                                               13,200      157,966
Telefonica Publicidad e Informacion SA                                44,900      167,363
Union Electrica Fenosa SA                                              9,000      114,276
                                                                              -----------
                                                                                1,992,544
                                                                              -----------
SWEDEN -- 2.1%
Billerud AB                                                           16,300      197,467
Castellum AB                                                          21,600      291,033
Elekta AB*                                                            19,100      199,784
Getinge Indutrier AB, Class B                                         10,300      186,865
                                                                              -----------
                                                                                  875,149
                                                                              -----------
SWITZERLAND -- 4.9%
Adecco SA Registered Shares                                            5,250      145,769
Geberit AG Registered Shares*                                            870      272,438
Givaudan Registered Shares                                               415      158,341
Helvetia Patria Holding Registered Shares                              1,132      106,512
Lindt & Spruengli AG Registered Shares                                    30      177,019
Logitech Intenational SA*                                              5,810      170,769
Lonza Group AG Registered Shares                                       3,730      211,267
Micronas Semiconductor Holding AG Registered
  Shares*                                                             11,600      274,475
PSP Swiss Property AG                                                  2,540      292,051
Saurer AG*                                                            11,940      290,907
                                                                              -----------
                                                                                2,099,548
                                                                              -----------
UNITED KINGDOM -- 22.1%
Aga Foodservice Group PLC                                             77,900      240,071
Aggregate Industries PLC                                             143,000      167,238
Alliance & Leicester PLC                                              21,500      263,504
Alliance Unichem PLC                                                  25,100      173,349
BPB PLC                                                               39,800      169,515
Bradford & Bingley PLC                                                68,900      308,430
British Airways PLC*                                                  85,000      139,707
Cairn Energy PLC*                                                     48,100      229,952
Capita Group PLC                                                      68,600      256,402
Capital & Regional PLC                                                25,700      110,882
Cattles PLC                                                           56,500      247,787
Countryside Properties PLC                                            57,700      151,046
Cranswick PLC                                                         29,600      186,885
Crest Nicholson PLC                                                   43,500      134,057
DS Smith PLC                                                          93,200      217,994
Dairy Crest Group PLC                                                 30,400      157,345
Davis Service Group PLC                                               47,200      255,487
EMAP PLC                                                              14,800      168,407
Enterprise Inns PLC                                                   30,400      284,662

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 VALUE
SECURITY                                                            SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
First Technology PLC                                                  32,900  $    84,752
Galen Holdings PLC                                                    34,600      222,282
Gallaher Group PLC                                                    20,500      197,629
Greggs PLC                                                             2,807      129,758
Holidaybreak PLC                                                      26,300      200,133
ICAP PLC                                                              10,700      161,493
IMI PLC                                                               49,000      201,149
Inchcape PLC                                                          21,400      266,168
Jarvis PLC                                                            42,600      167,976
Johnson Matthey PLC                                                   13,300      154,912
Johnston Press PLC                                                    46,300      245,128
Kelda Group PLC                                                       36,100      233,630
Kensington Group PLC                                                  53,700      163,794
Kier Group PLC                                                        28,600      188,482
McBride PLC                                                          174,500      194,149
McCarthy & Stone PLC                                                  43,000      226,297
Meggitt PLC                                                           60,600      159,461
Next PLC                                                              13,000      174,429
Northern Rock PLC                                                     33,500      343,867
Securicor PLC                                                        145,400      197,045
Speedy Hire PLC                                                       52,300      220,069
Stanley Leisure PLC                                                   33,700      187,740
Torex PLC                                                             53,700      324,194
Travis Perkins PLC                                                    17,000      266,653
Ultra Electronics Holdings PLC                                        34,900      255,096
Viridian Group plc                                                    18,400      148,014
Wimpey (George) PLC                                                   55,000      207,309
                                                                              -----------
                                                                                9,384,329
                                                                              -----------
TOTAL EQUITIES (COST $39,212,577)                                              40,721,547
                                                                              -----------
PREFERRED STOCKS -- 1.0%
Krones AG                                                              3,200      150,249
Porsche AG                                                               550      155,257
Rhoen-Klinikum AG - Vorzugsakt                                         4,500      117,562
                                                                              -----------
TOTAL PREFERRED STOCKS (COST $556,076)                                            423,068
                                                                              -----------

                                                                      PAR
                                                                    VALUE/
                                                RATE    MATURITY    SHARES
                                               ------  ----------  ---------
SHORT-TERM INVESTMENTS -- 13.7%
CASH EQUIVALENTS -- 11.9%
American Express Centurion Bank Eurodollar
  Time Deposit(a)                               1.270% 04/30/2003    803,969      803,969
Bank of Montreal Eurodollar Time Deposit(a)     1.250% 04/30/2003     43,205       43,205
Credit Agricole Indosuez Eurodollar Time
  Deposit(a)                                    1.270% 04/07/2003    924,564      924,564
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(a)                                                160,794      160,794

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
CASH EQUIVALENTS (CONTINUED)
Goldman Sachs Group, Inc. Repurchase
  Agreement with a maturity value of
  $1,447,203, collateralized by equity
  securities with a market value of
  $1,476,087.(a)                                1.488% 04/01/2003  1,447,144  $ 1,447,144
Merrill Lynch & Co. Repurchase Agreement with
  a maturity value of $1,085,402,
  collateralized by equity securities with a
  market value of $1,107,065.(a)                1.478% 04/01/2003  1,085,358    1,085,358
Royal Bank of Canada Eurodollar Time
  Deposit(a)                                    1.350% 04/01/2003    602,976      602,976
                                                                              -----------
                                                                                5,068,010
                                                                              -----------
U.S. GOVERNMENT AGENCY -- 0.3%
FHLMC Discount Note=/=+                         1.163% 06/12/2003    100,000       99,774
                                                                              -----------
REPURCHASE AGREEMENTS -- 1.5%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/03,
with a maturity value of $639,582 and an effective yield of
0.35%, collateralized by a U.S. Treasury Bill with a maturity
date of 06/26/03 and a market value of $658,492.                                  639,576
                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $5,807,348)                                  5,807,360
                                                                              -----------

TOTAL INVESTMENTS -- 110.5% (COST
 $45,576,001)                             $  46,951,975
OTHER ASSETS, LESS LIABILITIES --
(10.5%)                                      (4,462,536)
                                          -------------
NET ASSETS -- 100.0%                      $  42,489,439
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC - Federal Home Loan Mortgage Corporation
(a)  Represents investments of security lending collateral (Note 6).
*    Non-income producing security.
+    Denotes all or part of security segregated as collateral (Note 5).
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  PERCENTAGE
                                                                    OF NET
                 INDUSTRY SECTOR                                    ASSETS
                 ---------------                                  ----------

Consumer Discretionary                                               19.6%
Industrials                                                          18.8%
Financials                                                           18.7%
Short-Term Investments                                               13.7%
Materials                                                            10.6%
Consumer Staples                                                      8.5%
Information Technology                                                7.9%
Health Care                                                           5.3%
Energy                                                                3.0%
Utilities                                                             3.0%
Telecommunication Services                                            1.4%
                                                                    -----
Total Investments                                                   110.5%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities
    on loan of $4,780,192 (Note 6)
    (identified cost, $45,576,001)                                  $46,951,975
  Cash                                                                    2,913
  Foreign currency, at value (identified cost,
    $536,572)                                                           541,774
  Receivable for investments sold                                        40,170
  Interest and dividends receivable                                     162,715
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                           6,646
  Tax reclaim receivable                                                 35,832
                                                                    -----------
    Total assets                                                     47,742,025
LIABILITIES
  Payable for investments purchased                      $ 133,134
  Payable for variation margin on open financial
    futures contracts (Note 5)                              24,363
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                              1,539
  Payable for closed forward foreign currency contracts
    (Note 5)                                                    60
  Payable upon return of securities loaned (Note 6)      5,068,010
  Accrued accounting and custody fees                       19,102
  Accrued trustees' fees and expenses (Note 2)                 650
  Accrued expenses and other liabilities                     5,728
                                                         ---------
    Total liabilities                                                 5,252,586
                                                                    -----------
NET ASSETS (applicable to investors' beneficial
  interests)                                                        $42,489,439
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                            STATEMENT OF OPERATIONS
 FOR THE PERIOD JANUARY 28, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31,
                                2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1C)
  Dividend income (net of foreign withholding taxes of
    $28,543)                                                       $  225,598
  Interest income (including securities lending income
    of $7,258 (Note 6))                                                 8,835
                                                                   ----------
    Total income                                                      234,433
EXPENSES
  Investment advisory fee (Note 2)                       $ 72,667
  Accounting and custody fees                              31,602
  Legal and audit services                                  3,985
  Insurance expense                                         1,411
  Trustees' fees and expenses (Note 2)                        650
  Miscellaneous                                               289
                                                         --------
    Total expenses                                        110,604

Deduct:
  Waiver of investment advisory fee (Note 2)              (10,872)
                                                         --------
      Net expenses                                                     99,732
                                                                   ----------
        Net investment income                                         134,701
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                     (374,109)
    Financial futures contracts                           (99,552)
    Foreign currency transactions and forward foreign
     currency exchange contracts                          (10,879)
                                                         --------
      Net realized loss                                              (484,540)
  Change in unrealized appreciation (depreciation)
    Investment securities                                (537,758)
    Financial futures contracts                            27,218
    Foreign currency and forward foreign currency
     exchange contracts                                    (9,739)
                                                         --------
      Change in net unrealized appreciation
       (depreciation)                                                (520,279)
                                                                   ----------
    Net realized and unrealized loss                               (1,004,819)
                                                                   ----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (870,118)
                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE PERIOD FROM
                                                              JANUARY 28, 2003
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               MARCH 31, 2003
                                                                 (UNAUDITED)
                                                             -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                          $   134,701
  Net realized loss                                                 (484,540)
  Change in net unrealized appreciation (depreciation)              (520,279)
                                                                 -----------
  Net decrease in net assets from investment operations             (870,118)
                                                                 -----------
CAPITAL TRANSACTIONS
  Assets contributed by Standish International Small Cap
    Fund
    (including unrealized appreciation of $1,891,429)             39,675,881
  Contributions                                                    3,828,143
  Withdrawals                                                       (144,467)
                                                                 -----------
  Net increase in net assets from capital transactions            43,359,557
                                                                 -----------
TOTAL INCREASE IN NET ASSETS                                      42,489,439
NET ASSETS
  At beginning of period                                                  --
                                                                 -----------
  At end of period                                               $42,489,439
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                    JANUARY 28, 2003
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                   TO MARCH 31, 2003
                                                                      (UNAUDITED)
                                                              ----------------------------
TOTAL RETURN+                                                             (2.09)%+++
RATIOS:
  Expenses (to average daily net assets)*                                  1.37%++
  Net Investment Income (to average daily net assets)*                     1.85%++
  Portfolio Turnover                                                         12%+++
  Net Assets, End of Period (000's omitted)                             $42,489

-----------------

* For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

  Ratios (to average daily net assets):
    Expenses                                                         1.52%++
    Net investment income                                            1.70%++

+ Total return for the Portfolio has been calculated based on the total return for the investee Fund, assuming all distributions were reinvested, and adjusted for the differences in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
++   Computed on an annualized basis.
+++  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Small Cap Portfolio (the "Portfolio"), is a separate diversified investment series of the Portfolio Trust.

      The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

      At March 31, 2003, there were two funds, Standish International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At March 31, 2003, the Standish International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held approximately 99.9% and 0.1% interests in the Portfolio, respectively.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.25% of the Portfolio's average daily net assets for the period from January 28, 2003 through February 28, 2003 and to 1.50% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily did not impose $10,872 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director,

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2003 were $8,295,605 and $4,854,207, respectively. For the period ended March 31, 2003, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)   FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                             $ 45,576,001
                                                                 ============
      Gross unrealized appreciation                                 3,819,904
      Gross unrealized depreciation                                (2,443,930)
                                                                 ------------
      Net unrealized appreciation                                $  1,375,974
                                                                 ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio did not enter into option transactions during the period ended March 31, 2003.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At March 31, 2003, the Portfolio held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                LOCAL PRINCIPAL    CONTRACT       MARKET        AGGREGATE     UNREALIZED
      CONTRACTS TO RECEIVE                          AMOUNT        VALUE DATE       VALUE       FACE AMOUNT   GAIN/(LOSS)
      -------------------------------------------------------------------------------------------------------------------
      Euro                                             230,000    06/20/2003   $     249,984  $   243,338    $      6,646
      Japanese Yen                                  16,500,000    06/12/2003         140,086      141,625          (1,539)
                                                                               -------------  -------------  ------------
      TOTAL                                                                    $     390,070  $   384,963    $      5,107
                                                                               =============  =============  ============

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH INTERNATIONAL SMALL CAP PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2003, the Portfolio held the following futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS
         -----------------------------------------------------------------------------------------------------------
         MSCI (27 contracts)                               Long      6/20/2003        $364,192          $(17,852)
         Topix Futures (3 contracts)                       Long      6/12/2003         198,060              (635)
                                                                                                        --------
                                                                                                        $(18,487)
                                                                                                        ========

(6)   SECURITY LENDING

      The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

      At March 31, 2003 the Portfolio loaned securities having a market value of $4,780,192. The Portfolio received cash collateral of $5,068,010 which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(7)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended
      March 31, 2003, the commitment fee was $263 for the Portfolio.

      During the period ended March 31, 2003, the Portfolio had no borrowings under the credit facility.

(8)   TRANSFER OF ASSETS:

      Investment operations began on January 28, 2003 with the acquisition of the investable assets of Standish International Small Cap Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $39,675,881, including net unrealized appreciation of $1,891,429. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Director and Vice            29               None
c/o Standish Mellon Asset       President       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place                                                      Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2000; Pricing
Boston, MA 02108                                                      Analyst, PFPC
4/7/75                                                                1997-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                      [LOGO] Standish Funds(R)
                             Mellon Financial Center
                             One Boston Place
                             Boston, MA 02108-4408
                             1.800.221.4795
                             www.standishmellon.com

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                     Financial Statements for the Year Ended
                                 March 31, 2003

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Select Value Portfolio
    ("Portfolio"), at value (Note 1A)                            $48,891,653
  Receivable for Fund shares sold                                      2,454
  Prepaid expenses                                                    10,431
                                                                 -----------
    Total assets                                                  48,904,538
LIABILITIES
  Payable for Fund shares redeemed                       $  726
  Accrued accounting, custody and transfer agent fees     2,476
  Accrued trustees' fees and expenses (Note 2)              497
  Accrued expenses and other liabilities                 11,853
                                                         ------
    Total liabilities                                                 15,552
                                                                 -----------
NET ASSETS                                                       $48,888,986
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $61,704,963
  Accumulated net realized loss                                   (7,308,303)
  Undistributed net investment income                                292,994
  Net unrealized depreciation                                     (5,800,668)
                                                                 -----------
TOTAL NET ASSETS                                                 $48,888,986
                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                          1,829,380
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                $     26.72
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $1,279)                             $  556,449
  Interest income allocated from Portfolio                                3,427
  Expenses allocated from Portfolio                                    (187,822)
                                                                     ----------
    Net investment income allocated from Portfolio                      372,054
EXPENSES
  Accounting, custody, and transfer agent fees           $   14,258
  Legal and audit services                                   13,166
  Registration fees                                           9,269
  Trustees' fees and expenses (Note 2)                          997
  Insurance expense                                             766
  Miscellaneous                                               6,689
                                                         ----------
    Total expenses                                           45,145

Deduct:
  Reimbursement of Fund operating expenses (Note 2)         (45,145)
                                                         ----------
      Net expenses                                                            0
                                                                     ----------
        Net investment income                                           372,054
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                     (3,756,692)
    Financial futures contracts                            (247,826)
                                                         ----------
      Net realized loss                                              (4,004,518)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 4,898,674
    Financial futures contracts                             322,160
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                5,220,834
                                                                     ----------
    Net realized and unrealized gain on investments                   1,216,316
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $1,588,370
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   372,054        $    684,812
  Net realized loss                                         (4,004,518)         (3,287,772)
  Change in net unrealized appreciation (depreciation)       5,220,834          (8,709,996)
                                                           -----------        ------------
  Net increase (decrease) in net assets from investment
    operations                                               1,588,370         (11,312,956)
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                  (397,963)           (457,813)
  From net realized gains on investments                            --          (4,820,365)
                                                           -----------        ------------
  Total distributions to shareholders                         (397,963)         (5,278,178)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                             936,181          11,256,447
  Value of shares issued to shareholders in payment of
    distributions declared                                     337,210           5,062,343
  Cost of shares redeemed                                   (8,604,181)        (20,186,837)
                                                           -----------        ------------
  Net decrease in net assets from Fund share
    transactions                                            (7,330,790)         (3,868,047)
                                                           -----------        ------------
TOTAL DECREASE IN NET ASSETS                                (6,140,383)        (20,459,181)
NET ASSETS
  At beginning of period                                    55,029,369          75,488,550
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $292,994 and $318,903)            $48,888,986        $ 55,029,369
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                               YEAR ENDED SEPTEMBER 30,
                                       MARCH 31, 2003   --------------------------------------------------------------------------
                                        (UNAUDITED)        2002            2001            2000           1999            1998
                                       --------------   ----------      ----------      ----------     -----------     -----------

NET ASSET VALUE, BEGINNING OF PERIOD    $    26.13      $    34.00      $    41.71      $    37.79     $     37.47     $     48.81
                                        ----------      ----------      ----------      ----------     -----------     -----------
FROM INVESTMENT OPERATIONS:
  Net investment income*                      0.19(1)         0.32(1)         0.39(1)         0.29(1)         0.29(1)         0.30
  Net realized and unrealized gain
    (loss) on investments                     0.61           (5.77)(3)       (2.77)           5.73            4.49           (4.30)
                                        ----------      ----------      ----------      ----------     -----------     -----------
Total from investment operations              0.80           (5.45)          (2.38)           6.02            4.78           (4.00)
                                        ----------      ----------      ----------      ----------     -----------     -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (0.21)          (0.21)          (0.29)          (0.23)          (0.23)          (0.30)
  From net realized gain on investments         --           (2.21)          (5.04)          (1.87)          (4.23)          (7.04)
                                        ----------      ----------      ----------      ----------     -----------     -----------
Total distributions to shareholders          (0.21)          (2.42)          (5.33)          (2.10)          (4.46)          (7.34)
                                        ----------      ----------      ----------      ----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD          $    26.72      $    26.13      $    34.00      $    41.71     $     37.79     $     37.47
                                        ==========      ==========      ==========      ==========     ===========     ===========
TOTAL RETURN+++                               3.00%++       (17.70)%         (7.18)%         16.52%          12.29%          (9.33)%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                               0.71%+          0.71%           0.71%           0.71%           0.66%           0.71%
  Net Investment Income (to average
    daily net assets)*                        1.41%+          0.96%           1.00%           0.76%           0.74%           0.69%
  Net Assets, End of Period (000's
    omitted)                            $   48,889      $   55,029      $   75,489      $   93,315     $   130,556     $   198,322

----------

* For the periods indicated, the investment adviser voluntarily agreed to reimburse the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share(1)           $  0.16       $  0.27     $  0.38     $  0.28          N/A          N/A
Ratios (to average daily net assets):
  Expenses(2)                                   0.94%+        0.83%       0.73%       0.73%         N/A          N/A
  Net investment income                         1.18%+        0.84%       0.98%       0.74%         N/A          N/A

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Select Value Portfolio's allocated expenses.
(3)  Amount includes litigation proceeds received by the Fund for $0.02.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of the Standish Select Value Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      C. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for wash sales, post-October losses and realized and unrealized gains or losses on futures.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.71% of the Fund's average daily net assets for the six months ended March 31, 2003. Pursuant to this agreement, for the six months ended March 31, 2003, Standish Mellon voluntarily reimbursed the Fund for $45,145 of its operating expenses. This agreement is temporary and voluntary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003 aggregated $963,569 and $8,667,557, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2003        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2002
                                                                  ----------------  ---------------------
         Shares sold                                                      33,894               340,111
         Shares issued to shareholders in payment of
           distributions declared                                         11,899               147,995
         Shares redeemed                                                (322,659)             (602,275)
                                                                    ------------       ---------------
         Net decrease                                                   (276,866)             (114,169)
                                                                    ============       ===============

      At March 31, 2003, two shareholders of record held approximately 15% and 14% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5)   FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
EQUITIES -- 99.5%
BASIC INDUSTRY -- 4.2%
Air Products & Chemicals, Inc.                           12,500  $   517,875
Du Pont (E.I.) de Nemours                                18,900      734,454
International Paper Co.                                   9,200      310,960
Steel Dynamics, Inc.*                                    21,800      255,278
US Steel Corp.                                           23,800      233,954
                                                                 -----------
                                                                   2,052,521
                                                                 -----------
CAPITAL GOODS -- 5.7%
Caterpiller, Inc.                                         4,600      226,320
Deere & Co.                                               8,400      329,784
Ingersoll Rand Co., Class A                              10,800      416,772
L-3 Communications Holdings, Inc.*                        6,100      245,037
Northrop Grumman Corp.                                    2,800      240,240
Paccar, Inc.                                              9,100      457,457
Republic Services, Inc.*                                  7,800      154,752
United Technologies Corp.                                 8,800      508,464
Yellow Corp.*                                             9,700      233,770
                                                                 -----------
                                                                   2,812,596
                                                                 -----------
CONSUMER STABLE -- 7.4%
Campbell Soup Co.                                        11,300      237,300
ConAgra Foods, Inc.                                      13,100      263,048
CVS Corp.                                                12,300      293,355
Dean Foods Co.*                                           8,600      369,026
Dial Corp.                                               12,200      236,680
Energizer Holdings, Inc.*                                 9,000      229,410
Fortune Brands, Inc.                                      5,600      240,072
Kellogg Co.                                               8,300      254,395
Procter & Gamble Co.                                     11,600    1,032,980
Sara Lee Corp.                                           23,500      439,450
                                                                 -----------
                                                                   3,595,716
                                                                 -----------
EARLY CYCLICAL -- 4.0%
Black & Decker Corp.                                      9,800      341,628
BorgWarner, Inc.                                          4,800      229,632
Johnson Controls, Inc.                                    2,000      144,880
Lear Corp.*                                               6,600      233,310
Martin Marietta Materials, Inc.                           9,200      254,012
Masco Corp.                                              18,500      344,470
Whirlpool Corp.                                           8,100      397,143
                                                                 -----------
                                                                   1,945,075
                                                                 -----------
ENERGY -- 11.9%
BP PLC Sponsored ADR                                     13,790      532,156
Chesapeake Energy Corp.                                  30,100      236,586
Chevron Texaco Corp.                                      9,166      592,582
ConocoPhillips                                           15,100      809,360

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
ENERGY (CONTINUED)
Exxon Mobil Corp.                                        66,604  $ 2,327,810
Occidental Petroleum Corp.                               21,300      638,148
Pogo Producing Co.                                        7,600      302,252
Tidewater, Inc.                                           5,300      152,216
Transocean, Inc.                                         10,800      220,860
                                                                 -----------
                                                                   5,811,970
                                                                 -----------
FINANCIAL -- 28.7%
AMBAC, Inc.                                               3,650      184,398
American Express Co.                                      5,800      192,734
American International Group, Inc.                       23,249    1,149,663
Bank of America Corp.                                    23,200    1,550,688
Charter One Financial, Inc.                              14,910      412,411
Citigroup, Inc.                                          53,466    1,841,904
Countrywide Financial Corp.                               3,500      201,250
Federal Home Loan Mortgage Corp.                         11,200      594,720
Federal National Mortgage Association                     9,400      614,290
First Tennessee National Corp.                            7,000      277,970
FleetBoston Financial Corp.                              12,800      305,664
Goldman Sachs                                             7,900      537,832
Hartford Financial Services Group, Inc.                   3,400      119,986
JP Morgan Chase & Co.                                    25,500      604,605
Merrill Lynch & Co.                                      10,700      378,780
MetLife, Inc.                                             4,700      123,986
Morgan Stanley                                           10,500      402,675
New York Community Bancorp, Inc.                         14,600      435,080
Prudential Financial, Inc.                               20,300      593,775
RenaissanceRe Holdings Ltd.                               9,900      396,495
Travelers Property Casualty Corp., Class B               11,900      167,909
US Bancorp                                               34,600      656,708
Wachovia Corp.                                           17,100      582,597
Washington Mutual, Inc.                                  12,300      433,821
Wells Fargo & Co.                                        28,100    1,264,219
                                                                 -----------
                                                                  14,024,160
                                                                 -----------
GROWTH CYCLICAL -- 4.5%
Brinker International, Inc.*                              9,100      277,550
JC Penney Co., Inc.                                      13,400      263,176
Nordstrom, Inc.                                          24,600      398,520
Staples, Inc.*                                           21,100      386,763
Viacom, Inc., Class B*                                   12,000      438,240
Walt Disney Co. (The)                                    25,600      435,712
                                                                 -----------
                                                                   2,199,961
                                                                 -----------
HEALTH CARE -- 7.0%
AdvancePCS*                                              10,200      289,068
AmerisourceBergen Corp.                                   6,300      330,750
Baxter International, Inc.                               13,700      255,368
Beckman Coulter, Inc.                                     7,500      255,225

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
Coventry Health Care, Inc.*                               8,700  $   286,230
Omnicare, Inc.                                           13,600      370,056
Pharmacia Corp.                                          12,300      532,590
Watson Pharmaceutical, Inc.*                             17,700      509,229
Wellpoint Health Networks, Inc.*                          4,800      368,400
Wyeth Corp.                                               5,900      223,138
                                                                 -----------
                                                                   3,420,054
                                                                 -----------
REAL ESTATE -- 1.9%
Boston Properties, Inc., REIT                             8,800      333,520
General Growth Properties, REIT                          11,400      615,030
                                                                 -----------
                                                                     948,550
                                                                 -----------
SERVICES -- 12.3%
BellSouth Corp.                                           8,876      192,343
Cendant Corp.*                                           18,900      240,030
CenturyTel, Inc.                                          8,900      245,640
Clear Channel Communications, Inc.*                       6,800      230,656
Comcast Corp., Class A*                                  12,606      360,405
Cox Communications, Inc., Class A*                       18,100      563,091
Cox Radio, Inc., Class A*                                10,900      225,194
Dun & Bradstreet Corp.*                                   7,200      275,400
FedEx Corp.                                              11,100      611,277
First Data Corp.                                          7,100      262,771
McGraw-Hill Companies, Inc.                               8,800      489,192
SBC Communications, Inc.                                 21,400      429,284
Tribune Co.                                              10,900      490,609
Verizon Communications, Inc.                             39,100    1,382,185
                                                                 -----------
                                                                   5,998,077
                                                                 -----------
TECHNOLOGY -- 6.0%
Fisher Scientific International, Inc.*                   11,200      313,152
Hewlett-Packard Co.                                      34,000      528,700
International Business Machine                           14,100    1,105,863
Microsoft Corp.                                          19,200      464,832
Oracle Corp.*                                            20,500      222,404
Texas Instruments, Inc.                                  17,800      291,386
                                                                 -----------
                                                                   2,926,337
                                                                 -----------
UTILITIES -- 5.9%
Constellation Energy Group, Inc.                          8,900      246,797
Dominion Resources, Inc.                                 10,700      592,459
Entergy Corp.                                            14,100      678,915
Exelon Corp.                                             11,400      574,674
UGI Corp.                                                 7,000      319,900
Wisconsin Energy Corp.                                   19,300      490,220
                                                                 -----------
                                                                   2,902,965
                                                                 -----------
TOTAL EQUITIES (COST $53,218,789)                                 48,637,982
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              VALUE
SECURITY                                                                                    (NOTE 1A)
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.5%
REPURCHASE AGREEMENTS -- 0.5%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 04/01/03, with a maturity value of
$247,705 and an effective yield of 0.35%, collateralized by a U.S. Treasury
Bill with a maturity date of 06/26/03 and a market value of $259,406.                      $   247,703
                                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS (COST $247,703)                                                   247,703
                                                                                           -----------

TOTAL INVESTMENTS -- 100.0% (COST
 $53,466,492)                             $  48,885,685
OTHER ASSETS, LESS LIABILITIES -- 0.0%            6,118
                                          -------------
NET ASSETS -- 100.0%                      $  48,891,803
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $53,466,492)                                                 $48,885,685
  Interest and dividends receivable                                   41,395
  Prepaid expenses                                                     1,953
                                                                 -----------
    Total assets                                                  48,929,033
LIABILITIES
  Accrued accounting and custody fees                    $4,759
  Accrued trustees' fees and expenses (Note 2)            2,290
  Accrued expenses and other liabilities                 30,181
                                                         ------
    Total liabilities                                                 37,230
                                                                 -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                     $48,891,803
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $1,279)                                                          $  556,451
  Interest income                                                         3,427
                                                                     ----------
    Total income                                                        559,878
EXPENSES
  Investment advisory fee (Note 2)                       $  132,286
  Accounting and custody fees                                36,411
  Legal and audit services                                   15,089
  Licensing fees                                              9,972
  Insurance expense                                           6,293
  Trustees' fees and expenses (Note 2)                        2,368
  Miscellaneous                                               1,027
                                                         ----------
    Total expenses                                          203,446

Deduct:
  Waiver of investment advisory fee                         (15,623)
                                                         ----------
    Net expenses                                                        187,823
                                                                     ----------
      Net investment income                                             372,055
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                     (3,756,703)
    Financial futures contracts                            (247,827)
                                                         ----------
      Net realized loss                                              (4,004,530)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 4,898,689
    Financial futures contracts                             322,161
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                5,220,850
                                                                     ----------
    Net realized and unrealized gain                                  1,216,320
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $1,588,375
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   372,055        $    816,514
  Net realized loss                                         (4,004,530)         (2,484,924)
  Change in net unrealized appreciation (depreciation)       5,220,850          (5,901,224)
                                                           -----------        ------------
  Net increase (decrease) in net assets from investment
    operations                                               1,588,375          (7,569,634)
                                                           -----------        ------------

CAPITAL TRANSACTIONS
  Contributions                                                963,569          12,091,741
  Withdrawals                                               (8,667,557)        (73,727,688)
                                                           -----------        ------------
  Net decrease in net assets from capital transactions      (7,703,988)        (61,635,947)
                                                           -----------        ------------
TOTAL DECREASE IN NET ASSETS                                (6,115,613)        (69,205,581)
NET ASSETS
  At beginning of period                                    55,007,416         124,212,997
                                                           -----------        ------------
  At end of period                                         $48,891,803        $ 55,007,416
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                          YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2003  --------------------------------------------------------------
                                           (UNAUDITED)       2002        2001         2000         1999         1998
                                          --------------  ----------  -----------  -----------  -----------  -----------
TOTAL RETURN+++                                 3.00%++     (17.69)%      (7.11)%      16.59%       12.35%       (9.27)%
RATIOS:
  Expenses (to average daily net
    assets)*                                    0.71%+        0.70%        0.64%        0.64%        0.60%        0.65%
  Net Investment Income (to average
    daily net assets)*                          1.41%+        0.97%        1.06%        0.83%        0.81%        0.75%
  Portfolio Turnover                              44%++         80%          62%          92%          90%         144%
  Net Assets, End of Period (000's
    omitted)                                 $48,892       $55,007     $124,213     $146,105     $190,857     $207,612

----------
-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                      0.77%+        0.72%         N/A          N/A          N/A          N/A
  Net investment income                         1.35%+        0.95%         N/A          N/A          N/A          N/A

+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the investee Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At March 31, 2003, there was one fund, the Standish Select Value Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2003 was approximately 100%.

      The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, of at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTION AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.71% of the Portfolio's average daily net assets for the six months ended March 31, 2003. Pursuant to this agreement, for the six months ended March 31, 2003, Standish Mellon voluntarily waived $15,623 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2003, were $22,764,753 and $25,367,423, respectively. For the six months ended March 31, 2003, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)   FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                             $ 53,466,492
                                                                 ============
      Gross unrealized appreciation                                 1,408,005
      Gross unrealized depreciation                                (5,988,812)
                                                                 ------------
      Net unrealized depreciation                                $ (4,580,807)
                                                                 ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended March 31, 2003.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2003, the Portfolio held no financial futures contracts.

(6)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate,

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

      For the six months ended March 31, 2003, the commitment fee was $1,178 for the Portfolio.

      During the six months ended March 31, 2003, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Director and Vice            29               None
c/o Standish Mellon Asset       President       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place                                                      Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2000; Pricing
Boston, MA 02108                                                      Analyst, PFPC
4/7/75                                                                1997-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                      [LOGO] Standish Funds(R)
                             Mellon Financial Center
                             One Boston Place
                             Boston, MA 02108-4408
                             1.800.221.4795
                             www.standishmellon.com

                     STANDISH, AYER & WOOD INVESTMENT TRUST
       STANDISH SMALL CAP GROWTH FUND - INSTITUTIONAL AND SERVICE CLASSES

                     Financial Statements for the Year Ended
                                 March 31, 2003

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Small Cap Growth Portfolio
    ("Portfolio"), at value (Note 1A)                            $23,424,634
  Receivable for Fund shares sold                                      3,328
  Prepaid expenses                                                    11,573
                                                                 -----------
    Total assets                                                  23,439,535
LIABILITIES
  Accrued accounting, custody and transfer agent fees    $3,642
  Accrued trustees' fees and expenses (Note 2)              497
  Accrued expenses and other liabilities                 14,410
                                                         ------
    Total liabilities                                                 18,549
                                                                 -----------
NET ASSETS                                                       $23,420,986
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $52,967,246
  Accumulated net realized loss                                  (30,009,180)
  Accumulated net investment loss                                    (49,043)
  Net unrealized appreciation                                        511,963
                                                                 -----------
TOTAL NET ASSETS                                                 $23,420,986
                                                                 ===========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class                                            $17,539,930
                                                                 ===========
  Service Class                                                  $ 5,881,056
                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  Institutional Class                                                713,413
                                                                 ===========
  Service Class                                                      240,811
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)
    Institutional Class                                          $     24.59
                                                                 ===========
    Service Class                                                $     24.42
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $248)                               $  74,415
  Interest income allocated from Portfolio                               7,431
  Expenses allocated from Portfolio                                   (123,591)
                                                                     ---------
    Net investment income allocated from Portfolio                     (41,745)
EXPENSES
  Legal and audit services                               $   12,151
  Accounting and custody fees                                10,818
  Registration fees                                           9,873
  Service fees - Service Class (Note 3)                       7,304
  Transfer agent fees - Service Class                         4,987
  Transfer agent fees - Institutional Class                   4,822
  Trustees' fees and expenses (Note 2)                        1,011
  Insurance expense                                             626
  Miscellaneous                                               8,101
                                                         ----------
    Total expenses                                           59,693

Deduct:
  Reimbursement of operating expenses - Institutional
    Class (Note 2)                                          (37,226)
  Reimbursement of operating expenses - Service Class
    (Note 2)                                                (15,169)
                                                         ----------
    Total expense deductions                                (52,395)
                                                         ----------
      Net expenses                                                       7,298
                                                                     ---------
        Net investment loss                                            (49,043)
                                                                     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                     (1,767,032)
    Financial futures contracts                             (93,975)
                                                         ----------
      Net realized loss                                              (1,861,007)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 1,685,313
    Financial futures contracts                              65,392
                                                         ----------
      Change in net unrealized appreciation
       (depreciation)                                                1,750,705
                                                                     ---------
    Net realized and unrealized loss on investments                   (110,302)
                                                                     ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $(159,345)
                                                                     =========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (49,043)       $   (196,788)
  Net realized loss                                         (1,861,007)         (7,205,104)
  Change in net unrealized appreciation (depreciation)       1,750,705           4,340,369
                                                           -----------        ------------
  Net decrease in net assets from investment operations       (159,345)         (3,061,523)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 5)
  Net proceeds from sale of shares
    Institutional Class                                      6,567,068          12,507,022
    Service Class                                              927,337           2,007,945
  Cost of shares redeemed
    Institutional Class                                     (7,717,319)        (23,164,376)
    Service Class                                             (694,325)         (1,312,441)
                                                           -----------        ------------
  Net decrease in net assets from Fund share
    transactions                                              (917,239)         (9,961,850)
                                                           -----------        ------------
TOTAL DECREASE IN NET ASSETS                                (1,076,584)        (13,023,373)
NET ASSETS
  At beginning of period                                    24,497,570          37,520,943
                                                           -----------        ------------
  At end of period (including accumulated net
    investment loss of $49,043 and $0)                     $23,420,986        $ 24,497,570
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2003  ----------------------------------------------------------
                                           (UNAUDITED)       2002        2001        2000        1999        1998
                                          --------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 24.78       $ 29.28     $ 60.87     $ 38.28     $ 22.22     $ 29.12
                                             -------       -------     -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment loss*(1)                      (0.04)        (0.16)      (0.19)      (0.43)      (0.24)      (0.07)
  Net realized and unrealized gain
    (loss) on investments                      (0.15)        (4.34)(3)   (25.66)     26.82       16.30       (5.01)
                                             -------       -------     -------     -------     -------     -------
Total from investment operations               (0.19)        (4.50)     (25.85)      26.39       16.06       (5.08)
                                             -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      --            --          --          --          --       (0.04)
  From net realized gain on investments           --            --       (5.74)      (3.80)         --       (1.78)
                                             -------       -------     -------     -------     -------     -------
Total distributions to shareholders               --            --       (5.74)      (3.80)         --       (1.82)
                                             -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD               $ 24.59       $ 24.78     $ 29.28     $ 60.87     $ 38.28     $ 22.22
                                             =======       =======     =======     =======     =======     =======
TOTAL RETURN+++                                (0.81)%++    (15.37)%    (45.36)%     71.60%      72.14%     (17.84)%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                 1.00%+        1.00%       1.00%       0.98%       1.00%       0.58%
  Net Investment Loss (to average daily
    net assets)*                               (0.34)%+      (0.52)%     (0.48)%     (0.70)%     (0.73)%     (0.25)%
  Net Assets, End of Period (000's
    omitted)                                 $17,540       $18,780     $31,365     $82,840     $44,031     $11,944

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment loss per share(1)             $ (0.13)      $ (0.25)    $ (0.28)        N/A     $ (0.30)    $ (0.42)
Ratios (to average daily net assets):
  Expenses(2)                                   1.70%+        1.29%       1.20%        N/A        1.18%       1.94%
  Net investment loss                          (1.04)%+      (0.81)%     (0.68)%       N/A       (0.91)%     (1.61)%

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish Small Cap Growth Portfolio's allocated expenses.
(3)  Amount includes securities litigation proceeds received by the Fund for
     $0.01.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      FINANCIAL HIGHLIGHTS - SERVICE CLASS
--------------------------------------------------------------------------------

                                                 SIX MONTHS          YEAR ENDED               FOR THE PERIOD
                                                   ENDED           SEPTEMBER 30,               MAY 8, 2000
                                               MARCH 31, 2003  ----------------------  (COMMENCEMENT OF OPERATIONS)
                                                (UNAUDITED)       2002        2001        TO SEPTEMBER 30, 2000
                                               --------------  ----------  ----------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $24.65       $ 29.19     $ 60.83               $59.04
                                                   ------       -------     -------               ------
FROM INVESTMENT OPERATIONS:
  Net investment income*(1)                         (0.07)        (0.23)      (0.29)               (0.21)
  Net realized and unrealized gain on
    investments                                     (0.16)        (4.31)(3)   (25.63)               2.00
                                                   ------       -------     -------               ------
Total from investment operations                    (0.23)        (4.54)     (25.92)                1.79
                                                   ------       -------     -------               ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on investments                --            --       (5.72)                  --
                                                   ------       -------     -------               ------
Total distributions to shareholders                    --            --       (5.72)                  --
                                                   ------       -------     -------               ------
NET ASSET VALUE, END OF PERIOD                     $24.42       $ 24.65     $ 29.19               $60.83
                                                   ======       =======     =======               ======
TOTAL RETURN+++                                     (0.93)%++    (15.55)%    (45.49)%               3.03%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*(2)         1.25%+        1.25%       1.25%                1.23%+
  Net Investment Income (to average daily net
    assets)*                                        (0.59)%+      (0.74)%     (0.75)%              (0.84)%+
  Net Assets, End of Period (000's omitted)        $5,881       $ 5,718     $ 6,156               $8,031

-----------------

* For the periods indicated, the investment adviser voluntarily agreed to reimburse the class for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment loss per share(1)                   $(0.18)      $ (0.35)    $ (0.41)              $(0.24)
Ratios (to average daily net assets):
  Expenses(2)                                        2.07%+        1.66%       1.55%                1.36%+
  Net investment income                             (1.41)%+      (1.15)%     (1.05)%              (0.97)%+

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish Small Cap Growth Portfolio's allocated expenses.
(3)  Amount includes securities litigation proceeds received by the Fund for
     $0.01.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in Standish Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of 0.25% of the average daily net assets of the Service Class of shares. Each class votes separately as a class only with respect to its own distribution plan (Service Class only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

      Shares of the Service Class may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Service Class shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Service Class shares through their Omnibus Account Administrators.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      C. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these reclassifications.

      D. ALLOCATION OF OPERATING ACTIVITY

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which are directly attributable to the Service Class shares, are charged to the Service Class operations.

(2)   INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the Institutional Class operating expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.00% of the Institutional Class' average daily net assets and the Service Class operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), so that the Service Class' annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the six months ended March 31, 2003, Standish Mellon reimbursed the Institutional Class $37,226 and the Service Class $15,169 for class-specific and Fund operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      Effective January 28, 2003, the Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to shares of the Fund purchased on or after January 28, 3003. For the period ended March 31, 2003, the Fund received no redemption fees.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   SERVICE FEE:

      Pursuant to a service plan, the Service Class pays a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003 aggregated $7,506,395 and $8,429,164, respectively.

(5)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2003        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2002
                                                                  ----------------  ---------------------
         Institutional Class:
         Shares sold                                                     253,078               411,431
         Shares issued to shareholders in payment of
           distributions declared                                             --                    --
         Shares redeemed                                                (297,443)             (724,943)
                                                                    ------------       ---------------
         Net decrease                                                    (44,365)             (313,512)
                                                                    ============       ===============

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2003        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2002
                                                                  ----------------  ---------------------
         Service Class:
         Shares sold                                                      36,609               63,877
         Shares issued to shareholders in payment of
           distributions declared                                             --                   --
         Shares redeemed                                                 (27,772)             (42,805)
                                                                    ------------       --------------
         Net increase                                                      8,837               21,072
                                                                    ============       ==============

      At March 31, 2003, two shareholders held of record approximately 18% and 13% of the total outstanding shares of the Institutional Class and one shareholder held of record approximately 100% of the total outstanding shares of the Service class. Investment activity of these shareholders could have a material impact on the Fund.

(6)   FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
EQUITIES -- 94.8%
BASIC INDUSTRY -- 1.9%
Agnico-Eagle Mines Ltd.                                   8,500  $   111,435
Cabot Microelectronics Corp.*                             2,300       96,462
CUNO, Inc.*                                               3,700      124,357
Freeport-McMoRan Copper & Gold, Inc., Class B*            6,750      115,087
                                                                 -----------
                                                                     447,341
                                                                 -----------
CAPITAL GOODS -- 11.4%
AGCO Corp.*                                              11,200      180,320
Brady Corp., Class A                                      6,000      169,680
Chicago Bridge & Iron Co. NV                              7,600      123,424
Donaldson Co., Inc.                                       3,250      118,885
EDO Corp.                                                13,750      248,875
Heartland Express, Inc.*                                  5,450      104,531
Herley Industries, Inc.*                                 13,550      232,924
Jacobs Engineering Group, Inc.*                           7,500      315,075
Lindsay Manufacturing Co.                                 7,650      164,475
Republic Services, Inc.*                                  8,750      173,600
TETRA Technologies, Inc.*                                 5,000      115,000
United Defense Industries, Inc.*                          5,650      122,266
Veridian Corp.*                                           6,000      119,400
Wabtec Corp.                                             13,650      158,476
Waste Connections, Inc.*                                  9,300      320,850
                                                                 -----------
                                                                   2,667,781
                                                                 -----------
CONSUMER STABLE -- 3.9%
Boston Beer Co., Inc., Class A*                           8,000      100,480
Delta & Pine Land Co.                                    11,900      269,059
Dial Corp.                                               12,350      239,590
Peet's Coffee & Tea, Inc.*                                4,400       72,952
United Natural Foods, Inc.*                               4,650      118,575
Wild Oats Markets, Inc.*                                 12,950      119,917
                                                                 -----------
                                                                     920,573
                                                                 -----------
EARLY CYCLICAL -- 2.3%
Ethan Allen Interiors, Inc.                               4,050      119,191
Harman International Industries, Inc.                     1,400       81,998
Toro Co.                                                  2,450      171,622
Yankee Candle Co., Inc.*                                  9,350      159,230
                                                                 -----------
                                                                     532,041
                                                                 -----------
ENERGY -- 6.9%
Arch Coal, Inc.                                           8,250      156,832
Evergreen Resources, Inc.*                                3,250      147,257
Key Energy Services, Inc.*                               29,650      298,872
Patina Oil & Gas Corp.                                    4,000      131,600
Patterson-UTI Energy, Inc.*                               7,800      252,018
Rowan Cos., Inc.                                          3,600       70,776

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
ENERGY (CONTINUED)
Varco International, Inc.*                               17,900  $   327,749
Western Gas Resources, Inc.                               3,400      110,670
XTO Energy, Inc.                                          6,466      122,854
                                                                 -----------
                                                                   1,618,628
                                                                 -----------
FINANCIAL -- 9.1%
BOK Financial Corp.*                                      6,050      197,653
City National Corp.                                       5,500      241,670
Community First Bankshares, Inc.                          4,550      116,252
Cullen/Frost Bankers, Inc.                                5,350      162,533
CVB Financial Corp.                                       8,612      166,901
First Community Bancorp                                   7,600      219,724
First Midwest Bancorp, Inc.                               6,300      162,603
Fulton Financial Corp.                                   13,600      255,680
New York Community Bancorp, Inc.                          8,500      253,300
Southwest Bancorp of Texas, Inc.*                         6,150      184,684
W Holding Co., Inc.                                       9,300      170,748
                                                                 -----------
                                                                   2,131,748
                                                                 -----------
GROWTH CYCLICAL -- 9.2%
California Pizza Kitchen, Inc.*                           7,300      167,900
Children's Place Retail Stores, Inc. (The)*              12,300      113,283
Dollar Tree Stores, Inc.*                                10,550      209,945
Fairmont Hotels & Resorts, Inc.                           5,550      124,875
Genesco, Inc.*                                            7,900      112,338
Ingram Micro, Inc., Class A*                             14,850      163,795
J. Jill Group, Inc.*                                      9,725      112,810
Linens 'N Things, Inc.*                                   4,650       94,488
Marvel Enterprises, Inc.*                                10,700      147,874
O'Charley's, Inc.*                                        5,800      111,186
Pacific Sunwear of California, Inc.*                      5,300      107,855
Polo Ralph Lauren Corp.*                                  7,600      174,040
Ruby Tuesday, Inc.                                        8,900      181,560
Sonic Corp.*                                              7,600      193,496
Steven Madden Ltd.*                                       9,450      148,081
                                                                 -----------
                                                                   2,163,526
                                                                 -----------
HEALTH CARE -- 20.1%
Alkermes, Inc.*                                          13,050      118,363
AmSurg Corp.*                                             4,600      115,920
Andrx Corp.*                                              8,200       96,760
Atrix Labs, Inc.*                                        10,400      146,120
Celgene Corp.*                                            6,800      177,344
Connetics Corp.*                                         12,800      214,400
Cooper Companies, Inc.                                    3,900      116,610
Coventry Health Care, Inc.*                               6,200      203,980
CTI Molecular Imaging, Inc.*                              8,850      173,460
Diversa Corp.*                                            3,000       28,080
FEI Co.*                                                  7,550      120,498

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
ICU Medical, Inc.*                                        5,900  $   162,309
Ilex Oncology, Inc.*                                     14,050      130,103
K-V Pharmaceutical Co., Class A*                          5,400       97,740
Lifepoint Hospital, Inc.*                                 8,000      200,880
Martek Biosciences Corp.*                                 6,400      182,528
Medicines Co. (The)*                                      6,450      120,228
Neurocrine Biosciences, Inc.*                             4,550      189,553
Orthofix International NV*                                6,250      170,000
Protein Design Labs, Inc.*                               17,650      131,140
Renal Care Group, Inc.*                                   3,600      112,248
Respironics, Inc.*                                        8,900      305,902
Select Medical Corp.*                                    17,250      245,813
Sicor, Inc.*                                              7,350      122,745
Triad Hospitals, Inc.*                                    7,150      192,335
Trimeris, Inc.*                                           4,300      176,902
Tularik, Inc.*                                           17,500       88,375
United Therapeutics Corp.*                                7,600      131,024
Wilson Greatbatch Technologies, Inc.*                     6,800      190,332
Zoll Medical Corp.*                                       5,700      232,845
                                                                 -----------
                                                                   4,694,537
                                                                 -----------
OTHER -- 2.0%
Technology Select Sector SPDR Fund                       32,800      469,040
                                                                 -----------
REAL ESTATE -- 4.1%
Alexandria Real Estate Equities, Inc., REIT               3,850      161,893
AMB Property Corp., REIT                                  6,200      175,150
Liberty Property Trust, REIT                              5,200      162,760
Mills Corp., REIT                                         5,600      174,720
Pan Pacific Retail Properties, Inc., REIT                 3,000      113,550
Regency Centers Corp., REIT                               5,300      174,635
                                                                 -----------
                                                                     962,708
                                                                 -----------
SERVICES -- 7.8%
Alliance Data Systems Corp.*                             12,250      208,250
BearingPoint, Inc.*                                      31,500      200,655
Cumulus Media, Inc.*                                      7,300      106,288
E.piphany, Inc.*                                         31,250      124,375
Emmis Broadcasting Corp., Class A*                        5,550       93,684
FTI Consulting, Inc.*                                     4,950      228,789
Iron Mountain, Inc.*                                      4,650      177,863
JB Hunt Transport Services, Inc.*                         4,150      111,718
Kroll, Inc.*                                              6,350      135,954
Stericycle, Inc.*                                         7,100      266,889
VCA Antech, Inc.*                                        11,500      177,905
                                                                 -----------
                                                                   1,832,370
                                                                 -----------
TECHNOLOGY -- 12.6%
Adaptec, Inc.*                                           21,400      129,042

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Applied Micro Circuits Corp.*                            65,900  $   214,834
Autodesk, Inc.                                           12,450      189,987
Cerner Corp.*                                             4,700      152,186
F5 Networks, Inc.*                                       14,350      181,241
Foundry Networks, Inc.*                                  19,200      154,368
Informatica Corp.*                                       26,450      170,603
Integrated Circuit Systems, Inc.*                         4,700      101,990
Kronos, Inc.*                                             2,950      103,398
Lam Research Corp.*                                       8,100       92,251
ManTech International Corp., Class A*                    17,200      254,887
Marvell Technology Group Ltd.*                            8,400      177,996
ScanSoft, Inc.*                                          37,800      170,100
Scientific-Atlanta, Inc.                                 12,200      167,628
Semtech Corp.*                                            9,950      150,743
Silicon Laboratories, Inc.*                               5,800      151,670
Sybase, Inc.*                                             7,700       99,715
Verisign, Inc.*                                          18,100      158,194
Western Digital Corp.*                                   15,400      139,524
                                                                 -----------
                                                                   2,960,357
                                                                 -----------
UTILITIES -- 3.5%
AGL Resources, Inc.                                       9,950      235,119
Cleco Corp.                                               9,250      116,088
Energy East Corp.                                         7,650      136,170
PNM Resources, Inc.                                       7,700      173,173
UGI Corp.                                                 3,500      159,950
                                                                 -----------
                                                                     820,500
                                                                 -----------
TOTAL EQUITIES (COST $21,725,659)                                 22,221,150
                                                                 -----------

                                                                   PAR VALUE/
                                                RATE    MATURITY     SHARES
                                               ------  ----------  ----------
SHORT-TERM INVESTMENTS -- 20.8%
CASH EQUIVALENTS -- 14.8%
American Express Centurion Bank Eurodollar
  Time Deposit(a)                               1.270% 04/30/2003  $  548,811       548,811
Bank of Montreal Eurodollar Time Deposit(a)     1.250% 04/30/2003      29,493        29,493
Credit Agricole Indosuez Eurodollar Time
  Deposit(a)                                    1.270% 04/07/2003     631,132       631,132
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(a)                                                 109,762       109,762
Goldman Sachs Group, Inc. Repurchase
  Agreement with a maturity value of
  $987,900, collateralized by equity
  securities with a market value of
  $1,007,617.(a)                                1.488% 04/01/2003     987,860       987,860
Merrill Lynch & Co. Repurchase Agreement with
  a maturity value of $740,925,
  collateralized by equity securities with a
  market value of $755,713.(a)                  1.478% 04/01/2003     740,895       740,895
Royal Bank of Canada Eurodollar Time
  Deposit(a)                                    1.350% 04/01/2003     411,608       411,608
                                                                               ------------
                                                                                  3,459,561
                                                                               ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  VALUE
SECURITY                                        RATE    MATURITY   PAR VALUE    (NOTE 1A)
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 1.0%
FHLMC Discount Note=/=+                         1.137% 06/16/2003  $  200,000  $    199,523
FHLMC Discount Note=/=                          1.220% 04/01/2003      25,000        24,958
                                                                               ------------
                                                                                    224,481
                                                                               ------------
REPURCHASE AGREEMENTS -- 5.0%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/03,
with a maturity value of $1,182,283 and an effective yield of
0.35%, collateralized by a U.S. Treasury Bill with a maturity
date of 06/26/03 and a market value of $1,207,235.                                1,182,271
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,866,322)                                    4,866,313
                                                                               ------------

TOTAL INVESTMENTS -- 115.6% (COST
 $26,591,981)                             $  27,087,463
OTHER ASSETS, LESS LIABILITIES --
(15.6%)                                      (3,662,680)
                                          -------------
NET ASSETS -- 100.0%                      $  23,424,783
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipt

*    Non-income producing security.
+    Denotes all or part of security segregated as collateral.
=/=  Rate noted is yield to maturity.
(a)  Represents investments of security lending collateral (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities
    on loan of $3,300,634 (Note 6))
    (identified cost, $26,591,981)                                  $27,087,463
  Cash                                                                  131,846
  Receivable for investments sold                                       346,876
  Interest and dividends receivable                                      13,428
  Tax reclaim receivable                                                    118
  Prepaid expenses                                                        3,403
                                                                    -----------
    Total assets                                                     27,583,134
LIABILITIES
  Payable for investments purchased                      $ 668,389
  Payable for variation margin on open financial
    futures contracts (Note 5)                               9,500
  Payable upon return of securities loaned (Note 6)      3,459,561
  Accrued accounting and custody fees                        6,896
  Accrued trustees' fees and expenses (Note 2)               1,134
  Accrued expenses and other liabilities                    12,871
                                                         ---------
    Total liabilities                                                 4,158,351
                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $23,424,783
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $248)                                                            $   74,415
  Interest income (including securities lending income
    of $5,257 (Note 6))                                                   7,431
                                                                     ----------
    Total income                                                         81,846
EXPENSES
  Investment advisory fee (Note 2)                       $   98,874
  Accounting and custody fees                                40,650
  Legal and audit services                                   13,148
  Insurance expense                                           5,417
  Trustees' fees and expenses (Note 2)                        2,338
  Miscellaneous                                                 503
                                                         ----------
    Total expenses                                          160,930

Deduct:
  Waiver of investment advisory fee (Note 2)                (37,339)
                                                         ----------
    Net expenses                                                        123,591
                                                                     ----------
      Net investment loss                                               (41,745)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                     (1,767,041)
    Financial futures contracts                             (93,975)
                                                         ----------
      Net realized loss                                              (1,861,016)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 1,685,323
    Financial futures contracts                              65,392
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                1,750,715
                                                                     ----------
    Net realized and unrealized loss                                   (110,301)
                                                                     ----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (152,046)
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (41,745)       $   (180,342)
  Net realized loss                                         (1,861,016)         (7,205,145)
  Change in net unrealized appreciation (depreciation)       1,750,715           4,340,385
                                                           -----------        ------------
  Net decrease in net assets from investment operations       (152,046)         (3,045,102)
                                                           -----------        ------------

CAPITAL TRANSACTIONS
  Contributions                                              7,506,395          14,521,207
  Withdrawals                                               (8,429,164)        (24,566,548)
                                                           -----------        ------------
  Net decrease in net assets from capital transactions        (922,769)        (10,045,341)
                                                           -----------        ------------
TOTAL DECREASE IN NET ASSETS                                (1,074,815)        (13,090,443)
NET ASSETS
  At beginning of period                                    24,499,598          37,590,041
                                                           -----------        ------------
  At end of period                                         $23,424,783        $ 24,499,598
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2003  ----------------------------------------------------------
                                           (UNAUDITED)       2002        2001        2000        1999        1998
                                          --------------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN+++                                (0.81)%++    (15.37)%    (45.36)%     71.67%      72.19%     (17.84)%
RATIOS:
  Expenses (to average daily net
    assets)*                                    1.00%+        1.00%       1.00%       0.91%       0.95%       0.58%
  Net Investment Loss (to average daily
    net assets)*                               (0.34)%+      (0.51)%     (0.49)%     (0.63)%     (0.67)%     (0.25)%
  Portfolio Turnover                             143%++        239%        191%        305%        242%        147%
  Net Assets, End of Period (000's
    omitted)                                 $23,425       $24,500     $37,590     $91,114     $43,932     $11,923

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                      1.30%+          1.18%       1.08%        N/A         N/A        1.39%
  Net investment loss                          (0.64)%+        (0.69)%      (0.57)%        N/A        N/A      (1.06)%

+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the investee Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

      At March 31, 2003, there was one Fund, Standish Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2003 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortizaion of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Compancy LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit total Portfolio operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Portfolio's average daily net assets for the six months ended March 31, 2003. Pursuant to this agreement, for the six months ended March 31, 2003, Standish Mellon voluntarily did not impose $37,339 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2003 were $34,094,154 and $34,600,029, respectively. For the six months ended March 31, 2003, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)   FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                             $ 26,591,981
                                                                 ============
      Gross unrealized appreciation                                 1,421,298
      Gross unrealized depreciation                                  (925,816)
                                                                 ------------
      Net unrealized appreciation                                $    495,482
                                                                 ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio did not enter into option transactions during the six months ended March 31, 2003.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2003, the Portfolio held the following financial futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN
         ----------------------------------------------------------------------------------------------------------
         Russell 2000 Index (5 contracts)                  Long      6/19/2003        $911,125          $16,561

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)   SECURITY LENDING:

      The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

      At March 31, 2003, the Portfolio loaned securities having a market value of $3,300,634. The Portfolio received cash collateral of $3,459,561, which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(7)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

      For the six months ended March 31, 2003, the commitment fee was $543 for the Portfolio.

      During the six months ended March 31, 2003, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Director and Vice            29               None
c/o Standish Mellon Asset       President       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place                                                      Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2000; Pricing
Boston, MA 02108                                                      Analyst, PFPC
4/7/75                                                                1997-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                      [LOGO] Standish Funds(R)
                             Mellon Financial Center
                             One Boston Place
                             Boston, MA 02108-4408
                             1.800.221.4795
                             www.standishmellon.com

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                     Financial Statements for the Year Ended
                                 March 31, 2003

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Small Cap Value Portfolio
    ("Portfolio"), at value (Note 1A)                            $36,694,502
  Receivable for Fund shares sold                                        225
  Prepaid expenses                                                    11,563
                                                                 -----------
    Total assets                                                  36,706,290
LIABILITIES
  Accrued accounting, custody and transfer agent fees    $2,475
  Accrued trustees' fees and expenses (Note 2)              422
  Accrued expenses and other liabilities                 11,272
                                                         ------
    Total liabilities                                                 14,169
                                                                 -----------
NET ASSETS                                                       $36,692,121
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $37,784,953
  Accumulated net realized loss                                   (1,467,865)
  Undistributed net investment income                                 60,802
  Net unrealized appreciation                                        314,231
                                                                 -----------
TOTAL NET ASSETS                                                 $36,692,121
                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                          2,674,698
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                $     13.72
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income
    of $2,632 (Note 7))                                              $     8,192
  Dividend income (net of foreign withholding taxes of
    $129)                                                                149,911
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $47)                                     89,417
  Interest income allocated from Portfolio                                 2,813
  Expenses allocated from Portfolio                                      (67,674)
                                                                     -----------
    Net investment income allocated from Portfolio                       182,659
EXPENSES
  Investment advisory fee (Note 2)                       $   99,043
  Accounting, custody, and transfer agent fees               34,282
  Legal and audit services                                   20,452
  Registration fees                                           8,503
  Insurance expense                                           3,679
  Trustees' fees and expenses (Note 2)                        2,720
  Miscellaneous                                               4,382
                                                         ----------
    Total expenses                                          173,061

Deduct:
  Waiver of investment advisory fee (Note 2)                (25,949)
  Reimbursement of operating expenses (Note 2)              (20,309)
                                                         ----------
    Total expense deductions                                (46,258)
                                                         ----------
      Net expenses                                                       126,803
                                                                     -----------
        Net investment income                                             55,856
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                        579,107
    Financial futures contracts                             (46,355)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                     (1,223,105)
    Financial futures contracts                            (164,688)
                                                         ----------
      Net realized loss                                                 (855,041)
  Change in unrealized appreciation (depreciation)
    Investment securities                                (1,643,227)
    Financial futures contracts                              97,645
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                   690,745
    Financial futures contracts                             156,989
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                  (697,848)
                                                                     -----------
    Net realized and unrealized loss on investments                   (1,552,889)
                                                                     -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $(1,497,033)
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    55,856        $   114,784
  Net realized gain (loss)                                    (855,041)            69,273
  Change in net unrealized appreciation (depreciation)        (697,848)           299,200
                                                           -----------        -----------
  Net increase (decrease) in net assets from investment
    operations                                              (1,497,033)           483,257
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                   (57,917)           (76,330)
  From net realized gains on investments                       (43,792)          (642,607)
                                                           -----------        -----------
  Total distributions to shareholders                         (101,709)          (718,937)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           3,343,211         12,272,677
  Value of shares issued to shareholders in payment of
    distributions declared                                      71,480            667,636
  Cost of shares redeemed                                   (1,058,000)        (5,302,507)
                                                           -----------        -----------
  Net increase in net assets from Fund share
    transactions                                             2,356,691          7,637,806
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS                                   757,949          7,402,126
NET ASSETS
  At beginning of period                                    35,934,172         28,532,046
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of $60,802 and $62,863)              $36,692,121        $35,934,172
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS          YEAR ENDED               FOR THE PERIOD
                                                   ENDED           SEPTEMBER 30,             FEBRUARY 1, 2000
                                               MARCH 31, 2003  ----------------------  (COMMENCEMENT OF OPERATIONS)
                                                (UNAUDITED)       2002        2001        TO SEPTEMBER 30, 2000
                                               --------------  ----------  ----------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 14.30       $ 13.86     $ 14.01               $11.05
                                                  -------       -------     -------               ------
FROM INVESTMENT OPERATIONS:
  Net investment income*(1)                          0.02          0.05        0.10                 0.04
  Net realized and unrealized gain (loss) on
    investments                                     (0.56)         0.75        0.31                 2.94
                                                  -------       -------     -------               ------
Total from investment operations                    (0.54)         0.80        0.41                 2.98
                                                  -------       -------     -------               ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (0.02)        (0.04)      (0.06)               (0.02)
  From net realized gain on investments             (0.02)        (0.32)      (0.50)                  --
                                                  -------       -------     -------               ------
Total distributions to shareholders                 (0.04)        (0.36)      (0.56)               (0.02)
                                                  -------       -------     -------               ------
NET ASSET VALUE, END OF PERIOD                    $ 13.72       $ 14.30     $ 13.86               $14.01
                                                  =======       =======     =======               ======
TOTAL RETURN+++                                     (3.74)%++      5.43%       3.12%               26.98%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*            1.03%+        1.00%       1.00%                1.00%+
  Net Investment Income (to average daily net
    assets)*                                         0.30%+        0.32%       0.68%                0.50%+
  Portfolio Turnover(2)                                51%++        164%        149%                  71%++
  Net Assets, End of Period (000's omitted)       $36,692       $35,934     $28,532               $3,764

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the net investment income (loss) per share and ratios would have been:

Net investment income (loss) per share(1)         $  0.00**     $  0.01     $  0.05               $(0.26)
Ratios (to average daily net assets):
  Expenses                                           1.31%+        1.24%       1.37%                4.51%+
  Net investment income (loss)                       0.02%+        0.08%       0.31%               (3.01)%+

**   Calculates to less than $0.01 per share.
(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the objective of the Fund was to achieve long-term growth of capital. The Fund sought to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

      Effective January 28, 2003, the objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of the Standish Small Cap Value Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Prior the Fund's investment in the Portfolio on January 28, 2003, securities for which quotations were readily available were valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities were primarily traded. Securities (including illiquid securities) for which quotations were not readily available were valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund were valued at amortized cost, which approximated market value. If the Fund acquired a short-term instrument with more than sixty days remaining to its maturity, it was valued at current market value until the sixtieth day prior to maturity and would then have been valued at amortized value based upon the value on such date unless the Trustees determined during such sixty-day period that amortized value did not represent fair value.

      Effective January 28, 2003, the Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. REPURCHASE AGREEMENTS

      Prior to the Fund's investment in the Portfolio on January 28, 2003, it was the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements was held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures had been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      C. SECURITIES TRANSACTIONS AND INCOME

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund held its investments directly. Securities transactions were recorded as of the trade date. Interest income was determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income was recorded on the ex-dividend date. Realized gains and losses from securities sold were recorded on the identified cost basis. Dividends that represented a return of capital were reflected as a reduction of cost, when the amount of return of capital was conclusively determined.

      Effective January 28, 2003, securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for realized and unrealized gains or losses on futures contracts, wash sales and post-October loss deferrals.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, earned an investment advisory fee from the Fund for overall investment advisory, administrative services, and general office facilities. The fee was paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the total operating expenses (excluding litigation, indemnification and extraordinary expenses) of the Fund to 1.00% of the Fund's average daily net assets for the period ended January 27, 2003. Pursuant to this agreement, for the period ended January 27, 2003, Standish Mellon voluntarily did not impose $25,949 of its investment advisory fees. This agreement was voluntary and temporary and may have been discontinued or revised by Standish Mellon at any time.

      From and after January 28, 2003 (the date of the Fund's investment in the Portfolio), the Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      this report. Standish Mellon voluntarily agreed to limit the Fund's total operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the period from January 28, 2003 through February 28, 2003 and to 1.25% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily reimbursed the Fund for $20,309 of its operating expenses. This agreement was voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      Effective January 28, 2003, the Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to shares of the Fund purchased on or after January 28, 2003. For the period ended March 31, 2003, the Fund received no redemption fees.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   INVESTMENT TRANSACTIONS:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, purchases and sales of investments, other than short-term obligations, aggregated $20,714,674 and $18,019,166, respectively. On January 28, 2003, the Fund transferred all of its investable assets with a value of $36,703,996, including unrealized depreciation of $533,503, to the Portfolio in exchange for an interest in the Portfolio. Increases and decreases in the Fund's investment in the Portfolio for the period from January 28, 2003 to March 31, 2003 aggregated $664,736 and $158,727, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2003        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2002
                                                                  ----------------  ---------------------
         Shares sold                                                     229,456               733,249
         Shares issued to shareholders in payment of
           distributions declared                                          4,746                41,519
         Shares redeemed                                                 (72,659)             (320,612)
                                                                    ------------       ---------------
         Net increase                                                    161,543               454,156
                                                                    ============       ===============

      At March 31, 2003, two shareholders of record held approximately 15% and 11% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5)   FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)   FINANCIAL INSTRUMENTS:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the following instruments were used by the Fund for hedging purposes as described below. However, these instruments may also have been used to seek to enhance potential gain in circumstances where hedging was not involved. The nature, risks and objectives of these instruments were set forth more fully in the Fund's Prospectus and Statement of Additional Information. Please see Note 5 of the Portfolio's Notes to Financial Statements (which are included elsewhere in this report) for a discussion of certain financial instruments in which the Portfolio may invest.

      The Fund traded the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may have used options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tended to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tended to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Losses may have arose from changes in the value of the underlying instruments, if there was an illiquid secondary market for the contract or if the counterparty did not perform under the contract's terms.

      Premiums received from writing options which expired were treated as realized gains. Premiums received from writing options which were exercised or were closed were added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options were included in realized gains and losses on investment securities, except purchased options on foreign currency which were included in realized gains and losses on foreign currency transactions. If a put option written by the Fund was exercised, the premium reduced the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, had no control over whether the underlying securities may have been sold (call) or purchased (put) and as a result bore the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options were valued at the last sale price, or if no sales were reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter were valued using prices supplied by the dealers.

      The Fund did not enter into option transactions during the period ended January 27, 2003.

      FUTURES CONTRACTS

      The Fund may have entered into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposited either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments were made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and were recorded for financial statement purposes as unrealized gains or losses by the Fund. There were several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponded with the value of their underlying instruments or indices, which may not have correlated with changes in the value of hedged investments. Buying futures tended to increase the Fund's exposure to the underlying instrument, while selling futures tended to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there was the risk that the Fund may not have been able to enter into a closing transaction because of an illiquid secondary market. Losses may have arose if there was an illiquid secondary market or if the counterparties did not perform under the contract's terms. The Fund entered into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses were realized upon the expiration or closing of the futures contracts. Futures contracts were valued at the quoted daily settlement prices established by the exchange on which they trade.

      At January 28, 2003, any financial futures contracts held by the Fund were transferred to the Portfolio.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(7)   SECURITY LENDING:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund lent its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deemed to be creditworthy. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned was determined daily and any additional required collateral was allocated to the Fund on the next business day. For the duration of the loan, the Fund received the equivalent of the interest or dividends paid by the issuer on the securities loaned and also received compensation from the investment of the collateral. As with other extensions of credit, the Fund bore the risk of delay in recovery or even loss of rights in its securities on loan had the borrower of the securities failed financially or defaulted on its obligations to the Fund. In the event of borrower default, the Fund generally had the right to use the collateral to offset losses incurred. The Fund may have incurred a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bore the risk in the event that the interest and/or dividends received on invested collateral was not sufficient to meet the Fund's obligations due on the loans.

(8)   LINE OF CREDIT:

      Prior to the Fund's investment in the Portfolio on January 28, 2003, the Fund, other funds in the trust and subtrusts in the Portfolio Trust were parties to a committed line of credit facility, which enabled each portfolio or fund to borrow, in the aggregate, up to $25 million. Interest was charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, was allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended January 27, 2003 the commitment fee was $524 for the Fund.

      During the period ended January 27, 2003, the Fund had no borrowings under the credit facility.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
EQUITIES -- 94.2%
BASIC INDUSTRY -- 7.8%
Airgas, Inc.*                                             9,800  $   181,398
Centec Construction Products                              7,800      280,800
Florida Rock Industries, Inc.                            18,200      616,070
Great Lakes Chemical Corp.                                7,200      159,840
Louisiana-Pacific Corp.*                                 64,400      510,692
OM Group, Inc.                                           60,900      532,875
Pope & Talbot, Inc.                                      18,900      237,195
Rock-Tenn Co., Class A                                   13,800      176,640
Steel Dynamics, Inc.*                                    13,800      161,598
                                                                 -----------
                                                                   2,857,108
                                                                 -----------
CAPITAL GOODS -- 12.0%
Applied Industrial Techonologies, Inc.                   13,800      230,598
Cable Design Technologies Corp.*                         21,900      145,635
Donaldson Co., Inc.                                       4,900      179,242
Emcor Group, Inc.*                                        3,300      159,225
Esterline Technologies Corp.*                            11,200      189,392
Genesee & Wyoming, Inc., Class A*                        12,100      187,550
Harsco Corp.                                              5,500      167,695
Herley Industries, Inc.*                                 36,100      620,559
Landstar System, Inc.*                                    6,200      356,500
Lincoln Electric Holdings, Inc.                           9,400      169,764
Planar Systems, Inc.*                                    12,700      149,352
Standex International Corp.                               8,200      156,210
TETRA Technologies, Inc.*                                19,800      455,400
Waste Connections, Inc.*                                 18,900      652,050
Werner Enterprises, Inc.                                 17,400      335,124
Yellow Corp.*                                            11,100      267,510
                                                                 -----------
                                                                   4,421,806
                                                                 -----------
CONSUMER STABLE -- 4.9%
Delta & Pine Land Co.                                     8,700      196,707
Dial Corp.                                               15,900      308,460
Duane Reade, Inc.*                                       17,500      221,900
Green Mountain Coffee Roasters, Inc.*                    10,000      183,800
Maxwell Shoe Co., Inc., Class A*                         18,000      200,700
NBTY, Inc.*                                              10,700      202,872
Robert Mondavi Corp., Class A*                           12,700      254,762
Winn-Dixie Stores, Inc.                                  16,800      222,096
                                                                 -----------
                                                                   1,791,297
                                                                 -----------
EARLY CYCLICAL -- 2.9%
BorgWarner, Inc.                                          3,300      157,872
Simpson Manufacturing Co., Inc.*                          7,700      260,260

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
EARLY CYCLICAL (CONTINUED)
Superior Industries International, Inc.                   7,400  $   269,582
Yankee Candle Co., Inc.*                                 21,300      362,739
                                                                 -----------
                                                                   1,050,453
                                                                 -----------
ENERGY -- 6.1%
Arch Coal, Inc.                                          17,400      330,774
Cascade Natural Gas Corp.                                19,500      378,300
Evergreen Resources, Inc.*                                  300       13,593
Grey Wolf, Inc.*                                         78,800      310,472
Hydril Co.*                                               7,700      192,423
Key Energy Services, Inc.*                               50,100      505,008
W-H Energy Services, Inc.*                               19,500      333,840
Western Gas Resources, Inc.                               5,900      192,045
                                                                 -----------
                                                                   2,256,455
                                                                 -----------
FINANCIAL -- 15.9%
American Capital Strategies Ltd.                          8,600      192,640
Bank of Hawaii Corp.                                     11,600      357,280
Banknorth Group, Inc.                                    16,900      368,589
Brookline Bancorp, Inc.                                  14,000      175,280
City National Corp.                                       8,000      351,520
Commerce Bancshares, Inc.                                 4,200      153,510
Cullen/Frost Bankers, Inc.                               10,400      315,952
Federal Agricultural Mortgage Corp., Class C*             9,000      196,110
First Charter Corp.                                       9,000      155,880
First Community Bancorp                                   2,500       72,278
First Financial Holdings, Inc.                            5,300      130,751
First Republic Bank*                                     12,200      263,520
First State Bancorporation                                8,900      190,371
FirstFed Financial Corp.*                                10,400      313,976
Hub International Ltd.                                   13,700      184,402
LNR Property Corp.                                       18,000      606,600
Mercantile Bankshares Corp.                              10,100      342,794
Pacific Northwest Bancorp                                 5,500      152,625
Provident Bankshares Corp.                                6,500      150,020
Southwest Bancorp of Texas, Inc.*                        12,300      369,369
T Rowe Price Group, Inc.                                  9,300      252,216
West Coast Bancorp                                        9,800      138,964
Zions Bancorporation                                      9,100      389,298
                                                                 -----------
                                                                   5,823,945
                                                                 -----------
GROWTH CYCLICAL -- 10.9%
AnnTaylor Stores Corp.*                                   9,100      186,823
Claire's Stores, Inc.                                     6,400      151,104
Fairmont Hotels & Resorts, Inc.                          28,600      643,500
Finish Line (The), Class A*                              11,500      172,500
Footlocker, Inc.                                         24,400      261,080
Genesco, Inc.*                                           19,000      270,180
Ingram Micro, Inc., Class A*                             24,400      269,132

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
GROWTH CYCLICAL (CONTINUED)
J. Jill Group, Inc.*                                     15,700  $   182,120
Marvel Enterprises, Inc.*                                31,400      433,948
Men's Wearhouse, Inc. (The)*                             11,400      170,544
Metro-Goldwyn-Mayer, Inc.*                               13,400      140,700
Nordstrom, Inc.                                          15,000      243,000
Officemax, Inc.*                                         28,000      144,200
Sonic Corp.*                                              7,200      183,312
Steven Madden Ltd.*                                      23,700      371,379
Zale Corp.*                                               5,600      183,344
                                                                 -----------
                                                                   4,006,866
                                                                 -----------
HEALTH CARE -- 8.6%
AmSurg Corp.*                                             6,800      171,360
Beckman Coulter, Inc.                                     7,900      268,837
Coventry Health Care, Inc.*                               9,200      302,680
Diversa Corp.*                                            3,700       34,632
FEI Co.*                                                 22,000      351,120
ICU Medical, Inc.*                                        5,800      159,558
Neurocrine Biosciences, Inc.*                             3,900      162,474
Perrigo Co.                                              51,800      615,384
Protein Design Labs, Inc.*                               20,100      149,343
Select Medical Corp.*                                    36,200      515,850
Triad Hospitals, Inc.*                                    6,500      174,850
Trimeris, Inc.*                                           3,800      156,332
Tularik, Inc.*                                           21,800      110,090
                                                                 -----------
                                                                   3,172,510
                                                                 -----------
OTHER -- 0.9%
iShares Russell 2000 Value Index Fund                     3,200      339,200
                                                                 -----------
REAL ESTATE -- 4.4%
Alexandria Real Estate Equities, Inc., REIT              12,200      513,010
Health Care REIT, Inc.                                    7,000      183,400
Healthcare Realty Trust, Inc., REIT                      13,100      319,902
Newcastle Investment Corp., REIT                         15,200      254,296
SL Green Realty Corp., REIT                              10,800      330,048
                                                                 -----------
                                                                   1,600,656
                                                                 -----------
SERVICES -- 5.7%
Alliance Data Systems Corp.*                             10,900      185,300
Commonwealth Telephone Enterprises, Inc.*                 7,200      279,504
E.piphany, Inc.*                                         36,100      143,678
Jones Lang LaSalle, Inc.*                                11,400      155,724
Kroll, Inc.*                                             13,900      297,599
Mobile Mini, Inc.*                                       11,900      190,162
TMP Worldwide, Inc.*                                     25,000      268,250
United Stationers, Inc.*                                  6,200      132,370

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
SERVICES (CONTINUED)
VCA Antech, Inc.*                                        16,700  $   258,349
Watson Wyatt & Co. Holdings*                              8,200      164,820
                                                                 -----------
                                                                   2,075,756
                                                                 -----------
TECHNOLOGY -- 11.4%
Advanced Fibre Communications, Inc.*                     12,000      181,680
Aeroflex, Inc.*                                          23,000      130,180
Anaren, Inc.*                                            17,300      149,645
Ansoft Corp.*                                            18,900      142,298
ANSYS, Inc.*                                             14,100      337,695
Applied Micro Circuits Corp.*                            67,800      221,028
Cerner Corp.*                                             5,200      168,376
Credence Systems Corp.*                                  19,600      133,280
Earthlink, Inc.*                                         19,600      112,700
Electronics for Imaging, Inc.*                            6,700      118,516
Fairchild Semiconductor International, Inc., Class A*    14,100      147,486
Fisher Scientific International, Inc.*                    9,800      274,008
Informatica Corp.*                                       24,000      154,800
International Rectifier Corp.*                            7,700      151,459
Maxtor Corp.*                                            27,800      156,514
McDATA Corp., Class A*                                   21,900      188,121
Polycom, Inc.*                                           19,800      159,984
Scientific-Atlanta, Inc.                                 21,000      288,540
Somera Communications, Inc.*                             84,200       78,306
Sybase, Inc.*                                            28,300      366,485
Technitrol, Inc.*                                        11,400      166,896
THQ, Inc.*                                               27,800      363,040
                                                                 -----------
                                                                   4,191,037
                                                                 -----------
UTILITIES -- 2.7%
Cleco Corp.                                              13,600      170,680
Southwest Gas Corp.                                      16,000      325,600
UGI Corp.                                                11,000      502,700
                                                                 -----------
                                                                     998,980
                                                                 -----------
TOTAL EQUITIES (COST $34,331,867)                                 34,586,069
                                                                 -----------

                                                                                    PAR
                                                RATE           MATURITY            VALUE
                                               -------  -----------------------  ---------
SHORT-TERM INVESTMENTS -- 18.7%
CASH EQUIVALENTS -- 12.9%
American Express Centurion Bank Eurodollar
  Time Deposit(a)                                1.270%       04/30/2003         $ 750,246      750,246
Bank of Montreal Eurodollar Time Deposit(a)      1.250%       04/30/2003            40,319       40,319

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    PAR        VALUE
SECURITY                                        RATE           MATURITY            VALUE     (NOTE 1A)
-------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS (CONTINUED)
Credit Agricole Indosuez Eurodollar Time
  Deposit(a)                                     1.270%       04/07/2003         $ 862,783  $   862,783
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(a)                                                              150,049      150,049
Goldman Sachs Group, Inc. Repurchase
  Agreement with a maturity value of
  $1,350,498, collateralized by equity
  securities with a market value of
  $1,377,452.(a)                                 1.488%       04/01/2003         1,350,443    1,350,443
Merrill Lynch & Co. Repurchase Agreement with
  a maturity value of $1,012,874,
  collateralized by equity securities with a
  market value of $1,033,089.(a)                 1.478%       04/01/2003         1,012,833    1,012,833
Royal Bank of Canada Eurodollar Time
  Deposit(a)                                     1.350%       04/01/2003           562,685      562,685
                                                                                            -----------
                                                                                              4,729,358
                                                                                            -----------
U.S. GOVERNMENT AGENCY -- 0.8%
FHLMC Discount Note=/=+                          1.163%       06/12/2003           300,000      299,322
                                                                                            -----------
REPURCHASE AGREEMENTS -- 5.0%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 04/01/03, with a maturity value of
$1,853,174 and an effective yield of 0.35%, collateralized by a U.S. Treasury
Bill with a maturity date of 06/26/03 and a market value of $1,895,658.                       1,853,156
                                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS (COST $6,881,833)                                                6,881,836
                                                                                            -----------

TOTAL INVESTMENTS -- 112.9% (COST
 $41,213,700)                             $  41,467,905
OTHER ASSETS, LESS LIABILITIES --
(12.9%)                                      (4,731,675)
                                          -------------
NET ASSETS -- 100.0%                      $  36,736,230
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

(a)  Represents investments of security lending collateral (Note 6).
*    Non-income producing security.
+    Denotes all or part of security pledged as collateral (Note 6).
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities
    on loan of $4,513,758 (Note 6)) (identified cost,
    $41,213,700)                                                    $41,467,905
  Cash                                                                  131,962
  Receivable for investments sold                                       666,051
  Interest and dividends receivable                                      35,792
                                                                    -----------
    Total assets                                                     42,301,710
LIABILITIES
  Payable for investments purchased                      $ 804,935
  Payable for variation margin on open financial
    futures contracts (Note 5)                              15,200
  Payable upon return of securities loaned (Note 6)      4,729,358
  Accrued accounting and custody fees                        9,321
  Accrued trustees' fees and expenses (Note 2)                 682
  Accrued expenses and other liabilities                     5,984
                                                         ---------
    Total liabilities                                                 5,565,480
                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $36,736,230
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS
 FOR THE PERIOD JANUARY 28, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31,
                                2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $47)                                                             $   89,480
  Interest income (including securities lending income
    of $1,319 (Note 6))                                                   2,816
                                                                     ----------
    Total income                                                         92,296
EXPENSES
  Investment advisory fee (Note 2)                       $   50,366
  Accounting and custody fees                                15,621
  Legal and audit services                                    3,985
  Insurance expense                                           1,693
  Trustees' fees and expenses (Note 2)                          682
  Miscellaneous                                                 303
                                                         ----------
    Total expenses                                           72,650

Deduct:
  Waiver of investment advisory fee (Note 2)                 (4,922)
                                                         ----------
    Net expenses                                                         67,728
                                                                     ----------
      Net investment income                                              24,568
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                     (1,223,893)
    Financial futures contracts                            (164,820)
                                                         ----------
      Net realized loss                                              (1,388,713)
  Change in unrealized appreciation (depreciation)
    Investment securities                                   690,948
    Financial futures contracts                             157,100
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                  848,048
                                                                     ----------
    Net realized and unrealized loss                                   (540,665)
                                                                     ----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (516,097)
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE PERIOD FROM
                                                              JANUARY 28, 2003
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               MARCH 31, 2003
                                                                 (UNAUDITED)
                                                             -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                          $    24,568
  Net realized loss                                               (1,388,713)
  Change in net unrealized appreciation (depreciation)               848,048
                                                                 -----------
  Net decrease in net assets from investment operations             (516,097)
                                                                 -----------

CAPITAL TRANSACTIONS
  Assets contributed by Standish Small Cap Value Fund
    (including unrealized depreciation of $533,503)               36,703,996
  Contributions                                                      707,058
  Withdrawals                                                       (158,727)
                                                                 -----------
  Net increase in net assets from capital transactions            37,252,327
                                                                 -----------
TOTAL INCREASE IN NET ASSETS                                      36,736,230
NET ASSETS
  At beginning of period                                                  --
                                                                 -----------
  At end of period                                               $36,736,230
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                    JANUARY 28, 2003
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                   TO MARCH 31, 2003
                                                                      (UNAUDITED)
                                                              ----------------------------
TOTAL RETURN+                                                             (1.32)%+++
RATIOS:
  Expenses (to average daily net assets)*                                  1.08%++
  Net Investment Income (to average daily net assets)*                     0.39%++
  Portfolio Turnover                                                         26%+++
  Net Assets, End of Period (000's omitted)                             $36,736

-----------------

* For the period indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

     Ratios (to average daily net assets):
      Expenses                                                     1.15%++
      Net investment income                                        0.32%++

+ Total return for the Portfolio has been calculated based on the total return for the investee Fund, assuming all distributions are reinvested, and were adjusted for the differences in expenses as set out in in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
++   Computed on an annualized basis.
+++  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Value Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

      At March 31, 2003, there were two funds, Standish Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At March 31, 2003, the Standish Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held approximately 99.9% and 0.1% interests in the Portfolio, respectively.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Portfolio's average daily net assets for the period from January 28, 2003 through February 28, 2003 and to 1.25% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily did not impose $4,992 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2003 were $9,815,206 and $9,071,441, respectively. For the period ended March 31, 2003, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)   FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                               $41,213,700
                                                                   ===========
      Gross unrealized appreciation                                  2,014,770
      Gross unrealized depreciation                                 (1,760,565)
                                                                   -----------
      Net unrealized appreciation                                  $   254,205
                                                                   ===========

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio did not enter into option transactions during the period ended March 31, 2003.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2003, the Portfolio held the following futures contracts:

                                                                                UNDERLYING FACE
      CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN
      ----------------------------------------------------------------------------------------------------------
      Russell 2000 Index (8 contracts)                  Long      6/19/2003       $1,457,800         $60,340

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)   SECURITY LENDING:

      The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

      At March 31, 2003 the Portfolio loaned securities having a market value of $4,513,758. The Portfolio received cash collateral of $4,729,358 which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(7)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended
      March 31, 2003, the commitment fee was $277 for the Portfolio.

      During the period ended March 31, 2003, the Portfolio had no borrowings under the credit facility.

(8)   TRANSFER OF ASSETS:

      Investment operations began on January 28, 2003 with the acquisition of the investable assets of Standish Small Cap Value Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $36,703,996, including net unrealized depreciation of $533,503. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Director and Vice            29               None
c/o Standish Mellon Asset       President       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place                                                      Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2000; Pricing
Boston, MA 02108                                                      Analyst, PFPC
4/7/75                                                                1997-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                      [LOGO] Standish Funds(R)
                             Mellon Financial Center
                             One Boston Place
                             Boston, MA 02108-4408
                             1.800.221.4795
                             www.standishmellon.com

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH SMALL CAPITALIZATION EQUITY FUND

                     Financial Statements for the Year Ended
                                 March 31, 2003

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities
    on loan of $2,822,393 (Note 7))
    (identified cost, $19,698,048)                                  $20,180,664
  Cash                                                                      342
  Receivable for investments sold                                       615,500
  Interest and dividends receivable                                      10,254
  Prepaid expenses                                                        6,908
                                                                    -----------
    Total assets                                                     20,813,668
LIABILITIES
  Payable for investments purchased                      $ 393,678
  Payable upon return of securities loaned (Note 7)      2,943,587
  Accrued accounting, custody and transfer agent fees        6,473
  Accrued trustees' fees and expenses (Note 2)                 872
  Accrued expenses and other liabilities                    21,231
                                                         ---------
    Total liabilities                                                 3,365,841
                                                                    -----------
NET ASSETS                                                          $17,447,827
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $30,857,261
  Accumulated net realized loss                                     (13,882,156)
  Distributions in excess of net investment income                       (9,894)
  Net unrealized appreciation                                           482,616
                                                                    -----------
TOTAL NET ASSETS                                                    $17,447,827
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             2,451,092
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $      7.12
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $191)                                                           $    54,603
  Interest income (including securities lending income
    of $3,740 (Note 7))                                                   4,692
                                                                    -----------
    Total investment income                                              59,295
EXPENSES
  Investment advisory fee (Note 2)                      $   55,033
  Accounting, custody, and transfer agent fees              38,624
  Legal and audit services                                  20,893
  Insurance expense                                          4,173
  Registration fees                                          3,913
  Trustees' fees and expenses (Note 2)                         995
  Miscellaneous                                              4,614
                                                        ----------
    Total expenses                                         128,245

Deduct:
  Waiver of investment advisory fee (Note 2)               (55,033)
  Reimbursement of Fund operating expenses (Note 2)         (5,339)
                                                        ----------
    Total expense deductions                               (60,372)
                                                        ----------
      Net expenses                                                       67,873
                                                                    -----------
        Net investment loss                                              (8,578)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                    (1,184,313)
    Financial futures contracts                            (13,055)
                                                        ----------
      Net realized loss                                              (1,197,368)
  Change in unrealized appreciation (depreciation)
    Investment securities                                1,229,902
    Financial futures contracts                             30,665
                                                        ----------
      Change in net unrealized appreciation
        (depreciation)                                                1,260,567
                                                                    -----------
    Net realized and unrealized gain                                     63,199
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    54,621
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2003       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $    (8,578)       $   (48,368)
  Net realized loss                                         (1,197,368)        (3,865,376)
  Change in net unrealized appreciation (depreciation)       1,260,567          1,379,506
                                                           -----------        -----------
  Net increase (decrease) in net assets from investment
    operations                                                  54,621         (2,534,238)
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                    (1,316)                --
                                                           -----------        -----------
  Total distributions to shareholders                           (1,316)                --
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                             150,799          5,938,831
  Value of shares issued to shareholders in payment of
    distributions declared                                       1,006                 --
  Cost of shares redeemed                                   (1,618,409)        (1,616,649)
                                                           -----------        -----------
  Net increase (decrease) in net assets from Fund share
    transactions                                            (1,466,604)         4,322,182
                                                           -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (1,413,299)         1,787,944
NET ASSETS
  At beginning of period                                    18,861,126         17,073,182
                                                           -----------        -----------
  At end of period (including distributions in excess
    of net investment income of $9,894 and $0)             $17,447,827        $18,861,126
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           MARCH 31,                  YEAR ENDED SEPTEMBER 30,
                                             2003         ------------------------------------------------
                                          (UNAUDITED)       2002      2001(5)     2000(5)     1999(5)     1998(5)
                                          -----------     --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD        $  7.10       $  8.15     $230.48     $ 163.38    $ 125.22    $ 199.50
                                            -------       -------     -------     --------    --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment loss*(1)                        --**       (0.02)      (0.07)       (1.29)      (0.84)      (0.93)
  Net realized and unrealized gain
    (loss) on investments                      0.02         (1.03)(6)  (54.83)(6)   101.69       53.31      (49.71)
                                            -------       -------     -------     --------    --------    --------
Total from investment operations               0.02         (1.05)     (54.90)      100.40       52.47      (50.64)
                                            -------       -------     -------     --------    --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     --**          --          --           --          --          --
  From net realized gain on investments          --            --     (167.43)      (33.30)     (14.31)     (23.64)
                                            -------       -------     -------     --------    --------    --------
Total distributions to shareholders              --            --     (167.43)      (33.30)     (14.31)     (23.64)
                                            -------       -------     -------     --------    --------    --------
NET ASSET VALUE, END OF PERIOD              $  7.12       $  7.10     $  8.15     $ 230.48    $ 163.38    $ 125.22
                                            =======       =======     =======     ========    ========    ========
TOTAL RETURN+++                                0.15%++     (12.88)%    (46.58)%      67.64%      44.02%     (27.20)%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                0.74%+        0.74%       0.74%        0.74%       0.74%       0.74%
  Net Investment Loss (to average daily
    net assets)*                              (0.09)%+      (0.24)%     (0.33)%      (0.57)%     (0.56)%     (0.57)%
  Portfolio Turnover                            128%++(4)     248%(4)     136%(4)      153%(4)     173%(3)     107%(3)
  Net Assets, End of Period (000's
    omitted)                                $17,448       $18,861     $17,073     $151,063    $147,332    $147,000

----------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and the ratios would have been:

Net investment loss per share(1)            $ (0.03)   $ (0.08)  $ (0.14)  $  (0.45) $  (0.30) $  (0.34)
Ratios (to average daily net assets):
  Expenses(2)                                  1.40%+     1.46%     1.08%      0.77%     0.80%     0.78%
  Net investment loss                         (0.75)%+   (0.96)%   (0.67)%    (0.60)%   (0.62)%   (0.61)%

**   Calculates to less than $0.01 per share.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absense of expense waivers.
(1)  Calculated using average shares outstanding.
(2) Includes the Fund's share of the Standish Small Capitalization Equity Portfolio's allocated expenses for periods from May 3, 1996 to January 27, 2000.
(3) Represents activity of the Standish Small Capitalization Equity Portfolio while the Fund was invested in the Standish Small Capitalization Equity Portfolio.
(4) Represents portfolio turnover of the Standish Small Capitalization Equity Fund while the Fund was investing directly in securities.
(5) Amounts were adjusted to reflect a 1:3 reverse share split effective December 14, 2000.
(6) Amounts include litigation proceeds received by the Fund of $0.15 for the year ended September 30, 2002 relating to the settlement of multiple class action lawsuits and $0.14 for the year ended September 30, 2001 relating to NASDAQ recovery.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
EQUITIES -- 97.0%
BASIC INDUSTRY -- 3.4%
Agnico-Eagle Mines Ltd.                                   9,600  $   125,856
Cabot Microelectronics Corp.*                             1,800       75,492
CUNO, Inc.*                                               2,900       97,469
Freeport-McMoRan Copper & Gold, Inc., Class B*            5,100       86,955
NL Industries, Inc.                                       7,700      123,970
SCS Transportation, Inc.*                                 8,400       88,872
                                                                 -----------
                                                                     598,614
                                                                 -----------
CAPITAL GOODS -- 12.6%
AGCO Corp.*                                               8,400      135,240
Brady Corp., Class A                                      4,450      125,846
Chicago Bridge & Iron Co. NV                              5,900       95,816
EDO Corp.                                                10,300      186,430
Heartland Express, Inc.*                                  4,350       83,433
Herley Industries, Inc.*                                 10,500      180,495
Jacobs Engineering Group, Inc.*                           5,850      245,758
Lindsay Manufacturing Co.                                 6,050      130,075
Old Dominion Freight Line, Inc.*                          2,600       81,900
Republic Services, Inc.*                                  6,750      133,920
TETRA Technologies, Inc.*                                 5,200      119,600
U.S. Industries, Inc.*                                   22,400       88,704
United Defense Industries, Inc.*                          4,200       90,888
Veridian Corp.*                                           6,350      126,365
Wabtec Corp.                                             10,500      121,905
Waste Connections, Inc.*                                  7,400      255,300
                                                                 -----------
                                                                   2,201,675
                                                                 -----------
CONSUMER STABLE -- 4.2%
Boston Beer Co., Inc., Class A*                           6,250       78,500
Delta & Pine Land Co.                                     8,850      200,098
Dial Corp.                                                9,300      180,420
Peet's Coffee & Tea, Inc.*                                6,200      102,796
United Natural Foods, Inc.*                               3,450       87,975
Wild Oats Markets, Inc.*                                  9,650       89,359
                                                                 -----------
                                                                     739,148
                                                                 -----------
EARLY CYCLICAL -- 2.3%
Ethan Allen Interiors, Inc.                               3,050       89,761
Harman International Industries, Inc.                     1,100       64,427
Toro Co.                                                  1,800      126,090
Yankee Candle Co., Inc.*                                  7,350      125,170
                                                                 -----------
                                                                     405,448
                                                                 -----------
ENERGY -- 7.1%
Arch Coal, Inc.                                           6,400      121,664
Evergreen Resources, Inc.*                                2,400      108,744
Key Energy Services, Inc.*                               22,300      224,784

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
ENERGY (CONTINUED)
Patina Oil & Gas Corp.                                    3,150  $   103,635
Patterson-UTI Energy, Inc.*                               6,200      200,322
Rowan Cos., Inc.                                          2,650       52,099
Varco International, Inc.*                               13,550      248,100
Western Gas Resources, Inc.                               2,600       84,630
XTO Energy, Inc.                                          4,733       89,927
                                                                 -----------
                                                                   1,233,905
                                                                 -----------
FINANCIAL -- 10.0%
BOK Financial Corp.*                                      4,950      161,716
City National Corp.                                       4,400      193,336
Community First Bankshares, Inc.                          3,650       93,257
Cullen/Frost Bankers, Inc.                                4,400      133,672
CVB Financial Corp.                                       6,812      132,017
First Community Bancorp                                   6,500      187,921
First Midwest Bancorp, Inc.                               5,350      138,083
Fulton Financial Corp.                                   10,800      203,040
New York Community Bancorp, Inc.                          6,850      204,130
Southwest Bancorp of Texas, Inc.*                         4,850      145,645
W Holding Co., Inc.                                       7,700      141,372
                                                                 -----------
                                                                   1,734,189
                                                                 -----------
GROWTH CYCLICAL -- 9.4%
California Pizza Kitchen, Inc.*                           5,450      125,350
Children's Place Retail Stores, Inc. (The)*               9,300       85,653
Dollar Tree Stores, Inc.*                                 7,900      157,210
Fairmont Hotels & Resorts, Inc.                           4,100       92,250
Genesco, Inc.*                                            6,200       88,164
Ingram Micro, Inc., Class A*                             11,500      126,845
J. Jill Group, Inc.*                                      7,575       87,870
Linens 'N Things, Inc.*                                   3,650       74,168
Marvel Enterprises, Inc.*                                 8,400      116,088
O'Charley's, Inc.*                                        4,400       84,348
Pacific Sunwear of California, Inc.*                      4,100       83,435
Polo Ralph Lauren Corp.*                                  6,000      137,400
Ruby Tuesday, Inc.                                        6,750      137,700
Sonic Corp.*                                              5,700      145,122
Steven Madden Ltd.*                                       6,000       94,020
                                                                 -----------
                                                                   1,635,623
                                                                 -----------
HEALTH CARE -- 19.7%
Alkermes, Inc.*                                           9,700       87,979
AmSurg Corp.*                                             3,550       89,460
Atrix Labs, Inc.*                                         7,800      109,590
Celgene Corp.*                                            5,000      130,400
Connetics Corp.*                                         10,000      167,500
Cooper Companies, Inc.                                    2,950       88,205
Coventry Health Care, Inc.*                               5,000      164,500
CTI Molecular Imaging, Inc.*                              6,800      133,280

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
Diversa Corp.*                                            2,200  $    20,592
FEI Co.*                                                  5,900       94,164
ICU Medical, Inc.*                                        1,100       30,261
Ilex Oncology, Inc.*                                     10,900      100,934
K-V Pharmaceutical Co., Class A*                          4,300       77,830
Lifepoint Hospital, Inc.*                                 6,100      153,171
Martek Biosciences Corp.*                                 4,800      136,896
Medicines Co. (The)*                                      4,900       91,336
Neurocrine Biosciences, Inc.*                             3,550      147,893
Orthofix International NV*                                4,900      133,280
Protein Design Labs, Inc.*                               13,400       99,562
Renal Care Group, Inc.*                                   2,700       84,186
Respironics, Inc.*                                        7,400      254,345
Select Medical Corp.*                                    13,650      194,512
Sicor, Inc.*                                              5,500       91,850
Triad Hospitals, Inc.*                                    5,450      146,605
Trimeris, Inc.*                                           3,300      135,762
Tularik, Inc.*                                           13,200       66,660
United Therapeutics Corp.*                                5,800       99,992
Wilson Greatbatch Technologies, Inc.*                     4,950      138,550
Zoll Medical Corp.*                                       4,250      173,612
                                                                 -----------
                                                                   3,442,907
                                                                 -----------
REAL ESTATE -- 4.2%
Alexandria Real Estate Equities, Inc., REIT               3,000      126,150
AMB Property Corp., REIT                                  4,550      128,538
Liberty Property Trust, REIT                              4,050      126,765
Mills Corp., REIT                                         4,100      127,920
Pan Pacific Retail Properties, Inc., REIT                 2,250       85,163
Regency Centers Corp., REIT                               3,900      128,505
                                                                 -----------
                                                                     723,041
                                                                 -----------
SERVICES -- 8.3%
Alliance Data Systems Corp.*                              9,600      163,200
BearingPoint, Inc.*                                      23,950      152,562
Cumulus Media, Inc.*                                      5,850       85,176
E.piphany, Inc.*                                         23,200       92,336
Emmis Broadcasting Corp., Class A*                        4,450       75,116
FTI Consulting, Inc.*                                     3,850      177,947
Iron Mountain, Inc.*                                      3,450      131,963
JB Hunt Transport Services, Inc.*                         3,100       83,452
Kroll, Inc.*                                              6,350      135,954
Stericycle, Inc.*                                         5,650      212,384
VCA Antech, Inc.*                                         8,550      132,269
                                                                 -----------
                                                                   1,442,359
                                                                 -----------
TECHNOLOGY -- 12.6%
Applied Micro Circuits Corp.*                            49,350      160,881
Autodesk, Inc.                                           10,000      152,600

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Cerner Corp.*                                             3,700  $   119,806
F5 Networks, Inc.*                                       10,750      135,773
Foundry Networks, Inc.*                                  14,400      115,776
Genus, Inc.*                                             18,400       29,440
Informatica Corp.*                                       19,850      128,033
Integrated Circuit Systems, Inc.*                         3,650       79,205
Kronos, Inc.*                                             2,200       77,110
Lam Research Corp.*                                       6,300       71,751
ManTech International Corp., Class A*                    13,350      197,834
Manufacturers' Services Ltd.*                            33,500      157,450
Marvell Technology Group Ltd.*                            6,450      136,676
ScanSoft, Inc.*                                          28,250      127,125
Semtech Corp.*                                            7,750      117,413
Silicon Laboratories, Inc.*                               4,500      117,675
Sybase, Inc.*                                             6,000       77,700
Verisign, Inc.*                                          10,400       90,896
Western Digital Corp.*                                   11,450      103,737
                                                                 -----------
                                                                   2,196,881
                                                                 -----------
UTILITIES -- 3.2%
AGL Resources, Inc.                                       5,800      137,054
Cleco Corp.                                               7,000       87,850
Energy East Corp.                                         4,400       78,320
PNM Resources, Inc.                                       6,050      136,065
UGI Corp.                                                 2,700      123,390
                                                                 -----------
                                                                     562,679
                                                                 -----------
TOTAL EQUITIES (COST $16,433,848)                                 16,916,469
                                                                 -----------

                                                                                PAR VALUE/
                                                RATE          MATURITY            SHARES
                                               ------  -----------------------  ----------
SHORT-TERM INVESTMENTS -- 18.7%
CASH EQUIVALENTS -- 16.9%
American Express Centurion Bank Eurodollar
  Time Deposit(a)                               1.270%       04/30/2003         $  466,959       466,959
Bank of Montreal Eurodollar Time Deposit(a)     1.250%       04/30/2003             25,094        25,094
Credit Agricole Indosuez Eurodollar Time
  Deposit(a)                                    1.270%       04/07/2003            537,003       537,003
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(a)                                                               93,392        93,392
Goldman Sachs Group, Inc. Repurchase
Agreement with a maturity value of $840,560,
collateralized by equity securities with a
market value of $857,337.(a)                    1.488%       04/01/2003            840,526       840,526

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              VALUE
SECURITY                                        RATE          MATURITY          PAR VALUE   (NOTE 1A)
-------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS (CONTINUED)
Merrill Lynch & Co. Repurchase Agreement with
a maturity value of $630,420, collateralized
by corporate obligations with rates ranging
from 0.00% to 9.13%, maturity dates ranging
from 04/15/03 to 05/15/37, and a market value
of $643,002.(a)                                 1.478%       04/01/2003         $ 630,394  $    630,394
Royal Bank of Canada Eurodollar Time
  Deposit(a)                                    1.350%       04/01/2003           350,219       350,219
                                                                                           ------------
                                                                                              2,943,587
                                                                                           ------------
U.S. GOVERNMENT AGENCY -- 0.7%
FHLMC Discount Note=/=                          1.137%       06/16/2003           125,000       124,702
                                                                                           ------------
REPURCHASE AGREEMENTS -- 1.1%
Tri-party repurchase agreement dated 03/31/03 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 04/01/03, with a maturity value of
$195,908 and an effective yield of 0.35%, collateralized by a U.S. Treasury
Bill with a maturity date of 06/26/03 and a market value of $209,520.                           195,906
                                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,264,200)                                                3,264,195
                                                                                           ------------

TOTAL INVESTMENTS -- 115.7% (COST
 $19,698,048)                             $  20,180,664
OTHER ASSETS, LESS LIABILITIES --
(15.7%)                                      (2,732,837)
                                          -------------
NET ASSETS -- 100.0%                      $  17,447,827
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.
=/=  Rate noted is yield to maturity.
(a)  Represents investments of security lending collateral (Note 7).

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies with total market capitalizations equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

      D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.74% of the Fund's average daily net assets for the six months ended March 31, 2003. Pursuant to this agreement, for the six months ended March 31, 2003, Standish Mellon voluntarily did not impose its investment advisory fee of $55,033 and reimbursed the Fund for $5,339 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      Effective January 28, 2003, the Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to shares of the Fund purchased on or after January 28, 3003. For the period ended March 31, 2003, the Fund received no redemption fees.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations for the six months ended March 31, 2003, were $23,130,394 and $24,137,387, respectively. For the six months ended March 31, 2003, the Fund did not purchase or sell any long-term U.S. Government securities.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2003        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2002
                                                                  ----------------  ---------------------
         Shares sold                                                    20,148              739,360
         Shares issued to shareholders in payment of
           distributions declared                                          129                   --
         Shares redeemed                                              (224,129)            (179,134)
                                                                      --------           ----------
         Net increase (decrease)                                      (203,852)             560,226
                                                                      ========           ==========

      At March 31, 2003, four shareholders held of record approximately 27%, 26%, 11% and 10% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

(5)   FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                               $19,698,048
                                                                   ===========
      Gross unrealized appreciation                                  1,149,021
      Gross unrealized depreciation                                   (666,405)
                                                                   -----------
      Net unrealized appreciation                                  $   482,616
                                                                   ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund did not enter into option transactions during the six months ended March 31, 2003.

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2003, the Fund held no financial futures contracts.

(7)   SECURITY LENDING:

      The Fund may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2003, the Fund loaned securities having a market value of $2,822,393. The Fund received cash collateral of $2,943,587 which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(8)   LINE OF CREDIT:

      The Fund, and other funds in the Trust and subtrusts in the Standish, Ayer & Wood Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2003, the commitment fee was $422 for the Fund.

      During the six months ended March 31, 2003, the Fund had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Director and Vice            29               None
c/o Standish Mellon Asset       President       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place                                                      Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2000; Pricing
Boston, MA 02108                                                      Analyst, PFPC
4/7/75                                                                1997-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

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                             Mellon Financial Center
                             One Boston Place
                             Boston, MA 02108-4408
                             1.800.221.4795
                             www.standishmellon.com